UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21906
                                      ------------------------------------------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         --------------------

Date of reporting period: August 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.



LVL | CLAYMORE/BBD HIGH INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

NUMBER OF SHARES           DESCRIPTION                                                           VALUE
-------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS - 100.1%
                           COMMON STOCKS  - 81.8%
                           CONSUMER DISCRETIONARY - 2.8%
                   4,112   Asbury Automotive Group, Inc.                                    $   49,920
                   3,897   Regal Entertainment Group - Class A                                  65,314
                   4,153   World Wrestling Entertainment, Inc. - Class A                        67,569
                                                                                      -----------------
                                                                                               182,803
                                                                                      -----------------
                           CONSUMER STAPLES - 2.0%
                   1,156   Reynolds American, Inc.                                              61,245
                   3,959   Vector Group Ltd.                                                    73,083
                                                                                      -----------------
                                                                                               134,328
                                                                                      -----------------

                           ENERGY - 2.3%
                   1,399   Atlas Energy Resources LLC                                           49,063
                   1,522   Copano Energy LLC                                                    48,141
                   3,394   Golar LNG, Ltd. (Bermuda)                                            54,440
                                                                                      -----------------
                                                                                               151,644
                                                                                      -----------------
                           FINANCIALS - 53.0%
                  12,667   Advance America Cash Advance Centers, Inc.                           62,322
                   4,995   Annaly Capital Management, Inc. - REIT                               74,725
                  11,969   Anthracite Capital, Inc. - REIT                                      67,385
                  10,642   Anworth Mortgage Asset Corp. - REIT                                  69,599
                  12,347   Arbor Realty Trust, Inc. - REIT                                     108,777
                   2,580   Bank of America Corp.                                                80,341
                   2,362   BB&T Corp.                                                           70,860
                   2,019   BioMed Realty Trust, Inc. - REIT                                     54,069
                   4,249   Brandywine Realty Trust - REIT                                       73,933
                     877   Canadian Imperial Bank of Commerce (Canada)                          52,752
                   8,501   CapLease, Inc. - REIT                                                70,133
                   8,294   Capstead Mortgage Corp. - REIT                                       97,372
                   4,825   Cedar Shopping Centers, Inc. - REIT                                  63,208
                   2,992   Colonial Properties Trust - REIT                                     56,579
                   6,614   DCT Industrial Trust, Inc. - REIT                                    49,340
                   1,638   Developers Diversified Realty Corp. - REIT                           54,889
                   5,362   DiamondRock Hospitality Co. - REIT                                   49,384
                   2,692   Duke Realty Corp. - REIT                                             67,381
                   4,683   Education Realty Trust, Inc. - REIT                                  51,326
                   1,059   Entertainment Properties Trust - REIT                                57,472
                   3,460   Extra Space Storage, Inc. - REIT                                     54,495
                   2,255   First Industrial Realty Trust, Inc. - REIT                           53,195
                   2,955   FirstMerit Corp.                                                     59,809
                   4,410   FNB Corp.                                                            51,729
                   4,221   Fortress Investment Group LLC - Class A                              42,421
                   5,027   Franklin Street Properties Corp. - REIT                              63,994
                   8,020   Gramercy Capital Corp. - REIT                                        53,654
                   1,585   HCP, Inc. - REIT                                                     57,409
                   1,163   Health Care REIT, Inc. - REIT                                        60,325
                   8,121   Hersha Hospitality Trust - REIT                                      58,796
                   1,529   Highwoods Properties, Inc. - REIT                                    55,457
                   1,033   Home Properties, Inc. - REIT                                         54,491
                   2,803   Hospitality Properties Trust - REIT                                  63,572
                   3,802   Inland Real Estate Corp. - REIT                                      57,182
                   5,526   Investors Real Estate Trust - REIT                                   57,084
                   8,454   iStar Financial, Inc. - REIT                                         47,258
                  11,499   JER Investors Trust, Inc. - REIT                                     66,119
                   2,220   LaSalle Hotel Properties, REIT                                       57,875
                   4,592   Lexington Realty Trust - REIT                                        68,467
                   6,148   Medical Properties Trust, Inc. - REIT                                67,874
                   9,994   MFA Mortgage Investments, Inc. - REIT                                67,959
                   2,631   National Retail Properties, Inc. - REIT                              59,697
                   1,602   Nationwide Health Properties, Inc. - REIT                            55,141
                   2,564   New York Community Bancorp, Inc.                                     42,280
                  10,368   Newcastle Investment Corp. - REIT                                    71,954
                  10,529   NorthStar Realty Finance Corp. - REIT                                75,282
                   3,193   Omega Healthcare Investors, Inc. - REIT                              56,963
                   1,691   Parkway Properties, Inc. - REIT                                      60,825
                  13,620   RAIT Financial Trust - REIT                                          80,767
                   2,380   Realty Income Corp. - REIT                                           61,118
                  13,517   Resource Capital Corp. - REIT                                        82,454
                   2,739   Senior Housing Properties Trust - REIT                               59,382
                   6,380   Strategic Hotels & Resorts, Inc. - REIT                              58,824
                   3,522   Sunstone Hotel Investors, Inc. - REIT                                49,942
                   1,763   Weingarten Realty Investors - REIT                                   58,267
                   1,376   Zenith National Insurance Corp.                                      52,549
                                                                                      -----------------
                                                                                             3,476,457
                                                                                      -----------------
                           HEALTH CARE - 3.1%
                   7,761   Biovail Corp. (Canada)                                               83,043
                   2,646   Bristol-Myers Squibb Co.                                             56,466
                   3,251   Pfizer, Inc.                                                         62,127
                                                                                      -----------------
                                                                                               201,636
                                                                                      -----------------

                           INDUSTRIALS - 6.1%
                   2,159   Diana Shipping, Inc. (Marshall Islands)                              61,272
                   1,976   Eagle Bulk Shipping, Inc. (Marshall Islands)                         52,305
                   4,942   Euroseas Ltd. (Marshall Islands)                                     66,223
                     860   Genco Shipping & Trading, Ltd. (Marshall Islands)                    53,956
                   2,388   Macquarie Infrastructure Co. LLC                                     49,551
                   3,821   Paragon Shipping, Inc. - Class A (Marshall Islands)                  57,926
                   2,412   Seaspan Corp. (Marshall Islands)                                     60,011
                                                                                      -----------------
                                                                                               401,244
                                                                                      -----------------

                           INFORMATION TECHNOLOGY - 0.9%
                   5,499   United Online, Inc.                                                  57,904
                                                                                      -----------------

                           MATERIALS - 1.4%
                   2,272   Packaging Corp. of America                                           58,504
                   1,440   Southern Copper Corp.                                                36,763
                                                                                      -----------------
                                                                                                95,267
                                                                                      -----------------
                           TELECOMMUNICATION SERVICES - 4.6%
                   4,646   Alaska Communications Systems Group, Inc.                            48,876
                   1,813   Cellcom Islrael, Ltd. (Israel)                                       57,019
                   4,278   Consolidated Communications Holdings, Inc.                           64,641
                   5,658   Frontier Communications Corp.                                        71,121
                   4,602   Windstream Corp.                                                     57,157
                                                                                      -----------------
                                                                                               298,814
                                                                                      -----------------
                           UTILITIES - 5.6%
                   1,224   Ameren Corp.                                                         51,237
                   1,312   Consolidated Edison, Inc.                                            53,661
                   1,134   DTE Energy Co.                                                       47,809
                   2,767   Empire District Electric Co. (The)                                   58,384
                   2,018   Great Plains Energy, Inc.                                            47,322
                     963   Integrys Energy Group, Inc.                                          50,336
                   1,709   Pinnacle West Capital Corp.                                          60,140
                                                                                      -----------------
                                                                                               368,889
                                                                                      -----------------
                           TOTAL COMMON STOCKS - 81.8%
                           (Cost $6,153,583)                                                 5,368,986
                                                                                      -----------------

                           CLOSED-END FUNDS - 8.9%
                   6,053   BlackRock Corporate High Yield Fund VI, Inc.                         61,377
                  13,082   BlackRock Debt Strategies Fund, Inc.                                 66,718
                   5,136   Calamos Convertible and High Income Fund                             67,333
                   6,772   Evergreen Income Advantage Fund                                      67,449
                   4,548   ING Global Equity Dividend & Premium Opportunity Fund                62,535
                   6,011   Nicholas-Applegate Convertible & Income Fund                         69,607
                   4,664   Pioneer Floating Rate Trust                                          60,445
                   7,414   Western Asset High Income Fund II, Inc.                              66,948
                  11,423   Western Asset High Income Opportunity Fund, Inc.                     61,227
                                                                                      -----------------
                           (Cost $669,722)                                                     583,639
                                                                                      -----------------

                           MASTER LIMITED PARTNERSHIPS - 9.3%
                           ENERGY - 5.7%
                   2,453   Boardwalk Pipeline Partners LP                                       60,270
                   1,113   Enbridge Energy Partners LP                                          54,025
                   1,726   Energy Transfer Equity LP                                            49,795
                   1,238   Energy Transfer Partners LP                                          55,091
                   1,847   Enterprise Products Partners LP                                      54,394
                   2,178   Magellan Midstream Partners LP                                       48,286
                   1,725   Williams Partners LP                                                 52,337
                                                                                      -----------------
                                                                                               374,198
                                                                                      -----------------
                           FINANCIALS - 2.6%
                     878   AllianceBernstein Holding LP                                         47,614
                   2,855   Blackstone Group (The) LP                                            51,047
                   7,705   KKR Financial Holdings LLC                                           72,273
                                                                                      -----------------
                                                                                               170,934
                                                                                      -----------------
                           MATERIALS - 1.0%
                     554   Terra Nitrogen Co. LP                                                66,402
                                                                                      -----------------

                           TOTAL MASTER LIMITED PARTNERSHIPS - 9.3%
                           (Cost $661,487)                                                     611,534
                                                                                      -----------------

                           EXCHANGE - TRADED FUNDS - 0.1%
                     115   iShares Russell 2000 Value Index Fund                                 8,019
                                                                                      -----------------
                           (Cost $7,894)

                           TOTAL INVESTMENTS - 100.1%
                           (Cost $7,492,686)                                                 6,572,178
                           Liabilities in excess of Other Assets - (0.1%)                       (9,955)
                                                                                      -----------------
                           NET ASSETS - 100.0%                                             $ 6,562,223
                                                                                      =================


LP -   Limited Partnership
LLC -  Limited Liability Company
REIT - Real Estate Investment Trust

Securities are classified by sectors that represent broad groupings of related industries.


-----------------------------------------------------------------------------
                            Country Allocation*
-----------------------------------------------------------------------------
United States                                                          90.9%
Marshall Islands                                                        5.3%
Canada                                                                  2.1%
Israel                                                                  0.9%
Bermuda                                                                 0.8%
-----------------------------------------------------------------------------

*    Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $ 6,572                 $ -              $ 6,572
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                           $ 6,572                 $ -              $ 6,572
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 8/31/08                           $ -                 $ -                  $ -
                                       =================   =================   ==================


Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

MZN | CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

             NUMBER OF SHARES    DESCRIPTION                                                              VALUE
----------------------------------------------------------------------------------------------------------------

                                 COMMON STOCKS  - 98.0%
                                 CONSUMER DISCRETIONARY - 12.4%
                           61    American Greetings Corp. - Class A                                 $       981
                          105    Belo Corp. - Class A                                                       770
                          296    Cablevision Systems Corp. - Class A (a)                                  9,552
                           21    CBS Corp. - Class A                                                        340
                          740    CBS Corp. - Class B                                                     11,973
                           91    CKX, Inc. (a)                                                              725
                        2,386    Comcast Corp. - Class A                                                 50,535
                        1,165    Comcast Corp. - Special Class A                                         24,628
                          755    DIRECTV Group, Inc. (a)                                                 21,299
                          339    Discovery Holding Co. - Class A (a)                                      6,858
                          266    DISH Network Corp. - Class A (a)                                         7,504
                           83    DreamWorks Animation SKG, Inc. - Class A (a)                             2,646
                           34    EW Scripps Co. - Class A                                                   247
                          285    Gannett Co., Inc.                                                        5,070
                          162    Garmin Ltd. (Cayman Islands)                                             5,631
                           60    Harte-Hanks, Inc.                                                          741
                           32    Hearst-Argyle Television, Inc.                                             634
                           59    John Wiley & Sons, Inc. - Class A                                        2,807
                          205    Liberty Global, Inc. - Series A (a)                                      7,212
                          203    Liberty Global, Inc. - Series C (a)                                      6,744
                           67    McClatchy Co. - Class A                                                    243
                          406    McGraw-Hill Cos., Inc.                                                  17,393
                           46    Meredith Corp.                                                           1,305
                           22    Morningstar, Inc. (a) (b)                                                1,437
                          146    New York Times Co. - Class A                                             1,896
                        2,297    News Corp. - Class A                                                    32,525
                          550    News Corp. - Class B                                                     7,898
                           41    Scholastic Corp.                                                         1,070
                        3,758    Sirius XM Radio, Inc. (a)                                                4,998
                          197    Time Warner Cable, Inc. - Class A (a)                                    5,270
                        4,529    Time Warner, Inc.                                                       74,140
                           60    Valassis Communications, Inc. (a)                                          565
                           15    Viacom, Inc. - Class A (a)                                                 444
                          729    Viacom, Inc. - Class B (a)                                              21,491
                          370    Virgin Media, Inc.                                                       4,218
                        2,260    Walt Disney Co.                                                         73,111
                           77    Warner Music Group Corp.                                                   661
                            8    Washington Post Co. - Class B                                            4,772
                                                                                             -------------------
                                                                                                        420,334
                                                                                             -------------------
                                 ENERGY - 0.0%
                           71    BPZ Resources, Inc. (a)                                                  1,399
                                                                                             -------------------

                                 HEALTH CARE - 0.2%
                           66    Allscripts Healthcare Solutions, Inc. (a)                                  946
                           78    Cerner Corp. (a)                                                         3,592
                           57    Eclipsys Corp. (a)                                                       1,272
                                                                                             -------------------
                                                                                                          5,810
                                                                                             -------------------
                                 INDUSTRIALS - 1.4%
                           54    Belden, Inc.                                                             1,984
                           49    Dycom Industries, Inc. (a)                                                 785
                           31    ESCO Technologies, Inc. (a)                                              1,476
                           36    Esterline Technologies Corp. (a)                                         2,034
                           56    First Solar, Inc. (a)                                                   15,492
                          155    L-3 Communications Holdings, Inc.                                       16,111
                           22    Raven Industries, Inc.                                                     995
                           51    Sunpower Corp. - Class A (a)                                             4,975
                           40    SYKES Enterprises, Inc. (a)                                                806
                           72    Thomas & Betts Corp. (a)                                                 3,318
                                                                                             -------------------
                                                                                                         47,976
                                                                                             -------------------
                                 INFORMATION TECHNOLOGY - 69.0%
                          473    3Com Corp. (a)                                                           1,003
                          757    Accenture Ltd. - Class A (Bermuda)                                      31,310
                           45    ACI Worldwide, Inc. (a)                                                    815
                           29    Acme Packet, Inc. (a)                                                      185
                          369    Activision Blizzard, Inc. (a)                                           12,111
                          141    ADC Telecommunications, Inc. (a)                                         1,445
                          677    Adobe Systems, Inc. (a)                                                 28,996
                           81    Adtran, Inc.                                                             1,847
                          702    Advanced Micro Devices, Inc. (a)                                         4,416
                           22    Advent Software, Inc. (a)                                                1,018
                          115    Affiliated Computer Services, Inc. - Class A (a)                         6,123
                          462    Agilent Technologies, Inc. (a)                                          16,059
                          210    Akamai Technologies, Inc. (a)                                            4,809
                          378    Altera Corp.                                                             8,558
                          243    Amdocs Ltd. (Guernsey) (a)                                               7,336
                          124    Amkor Technology, Inc. (a)                                                 931
                          220    Amphenol Corp. - Class A                                                10,454
                           74    Anadigics, Inc. (a)                                                        249
                          367    Analog Devices, Inc.                                                    10,261
                          106    Ansys, Inc. (a)                                                          4,701
                        1,108    Apple, Inc. (a)                                                        187,839
                        1,716    Applied Materials, Inc.                                                 30,751
                           84    Applied Micro Circuits Corp. (a)                                           669
                          107    Ariba, Inc. (a)                                                          1,576
                          160    Arris Group, Inc. (a)                                                    1,514
                           75    Atheros Communications, Inc. (a)                                         2,446
                          568    Atmel Corp. (a)                                                          2,380
                           42    ATMI, Inc. (a)                                                           1,024
                          281    Autodesk, Inc. (a)                                                       9,984
                           49    Avid Technology, Inc. (a)                                                1,139
                           61    Avocent Corp. (a)                                                        1,432
                           62    AVX Corp.                                                                  712
                           87    Benchmark Electronics, Inc. (a)                                          1,435
                           39    Blue Coat Systems, Inc. (a)                                                725
                          243    BMC Software, Inc. (a)                                                   7,912
                           60    Brightpoint, Inc. (a)                                                      517
                          565    Broadcom Corp. - Class A (a)                                            13,594
                          476    Brocade Communications Systems, Inc. (a)                                 3,532
                           85    Brooks Automation, Inc. (a)                                                817
                          521    CA, Inc.                                                                12,457
                           29    Cabot Microelectronics Corp. (a)                                         1,120
                          333    Cadence Design Systems, Inc. (a)                                         2,661
                           46    Cavium Networks, Inc. (a)                                                  786
                          219    Check Point Software Technologies (Israel) (a)                           5,363
                          110    Ciena Corp. (a)                                                          1,912
                        7,545    Cisco Systems, Inc. (a)                                                181,457
                          232    Citrix Systems, Inc. (a)                                                 7,023
                           55    CMGI, Inc. (a)                                                             648
                           48    Cogent, Inc. (a)                                                           528
                           49    Cognex Corp.                                                               991
                          364    Cognizant Technology Solutions Corp. - Class A (a)                      10,672
                           88    CommScope, Inc. (a)                                                      4,309
                          201    Computer Sciences Corp. (a)                                              9,453
                          349    Compuware Corp. (a)                                                      3,989
                           28    Comtech Telecommunications Corp. (a)                                     1,280
                           52    Concur Technologies, Inc. (a)                                            2,285
                          101    Cree, Inc. (a)                                                           2,354
                           38    Cymer, Inc. (a)                                                          1,138
                          191    Cypress Semiconductor Corp. (a)                                          6,192
                           45    Data Domain, Inc. (a)                                                    1,031
                           53    DealerTrack Holdings, Inc. (a)                                             977
                        2,278    Dell, Inc. (a)                                                          49,501
                           83    Diebold, Inc.                                                            3,291
                           36    Diodes, Inc. (a)                                                           856
                          147    Earthlink, Inc. (a)                                                      1,370
                          403    Electronic Arts, Inc. (a)                                               19,670
                           69    Electronics for Imaging, Inc. (a)                                        1,145
                        2,616    EMC Corp./Massachusetts (a)                                             39,973
                          104    Emulex Corp. (a)                                                         1,396
                          140    Entegris, Inc. (a)                                                         862
                           13    ExlService Holdings, Inc. (a)                                              142
                          102    F5 Networks, Inc. (a)                                                    3,479
                          149    Fairchild Semiconductor International, Inc. (a)                          1,868
                           42    FEI Co. (a)                                                              1,137
                           59    Formfactor, Inc. (a)                                                     1,132
                          162    Foundry Networks, Inc. (a)                                               2,979
                          114    Harmonic, Inc. (a)                                                       1,003
                          169    Harris Corp.                                                             8,849
                        3,120    Hewlett-Packard Co.                                                    146,390
                           20    Hittite Microwave Corp. (a)                                                708
                           11    Hughes Communications, Inc. (a)                                            486
                           42    Imation Corp.                                                              892
                          117    Infinera Corp. (a)                                                       1,289
                          104    Informatica Corp. (a)                                                    1,754
                          236    Integrated Device Technology, Inc. (a)                                   2,499
                        7,271    Intel Corp.                                                            166,288
                           56    InterDigital, Inc. (a)                                                   1,486
                        1,752    International Business Machines Corp.                                  213,271
                           86    International Rectifier Corp. (a)                                        1,797
                          161    Intersil Corp. - Class A                                                 3,772
                          376    Intuit, Inc. (a)                                                        11,306
                           23    IPG Photonics Corp. (a)                                                    469
                           42    Itron, Inc. (a)                                                          4,350
                           59    j2 Global Communications, Inc. (a)                                       1,456
                          232    Jabil Circuit, Inc.                                                      3,912
                           36    JDA Software Group, Inc. (a)                                               656
                          291    JDS Uniphase Corp. (a)                                                   2,957
                          660    Juniper Networks, Inc. (a)                                              16,962
                          222    Kla-Tencor Corp.                                                         8,227
                           81    L-1 Identity Solutions, Inc. (a)                                         1,335
                          158    Lam Research Corp. (a)                                                   5,808
                          172    Lawson Software, Inc. (a)                                                1,391
                          120    Lexmark International, Inc. - Class A (a)                                4,316
                          261    Linear Technology Corp.                                                  8,519
                           27    Littelfuse, Inc. (a)                                                       958
                          807    LSI Corp. (a)                                                            5,367
                          100    Macrovision Solutions Corp. (a)                                          1,552
                           32    Manhattan Associates, Inc. (a)                                             784
                           26    Mantech International Corp. - Class A (a)                                1,531
                          600    Marvell Technology Group Ltd. (Bermuda) (a)                              8,466
                          205    McAfee, Inc. (a)                                                         8,110
                          290    MEMC Electronic Materials, Inc. (a)                                     14,236
                          114    Mentor Graphics Corp. (a)                                                1,391
                           68    Micrel, Inc.                                                               626
                          239    Microchip Technology, Inc.                                               7,650
                          955    Micron Technology, Inc. (a)                                              4,049
                          104    Micros Systems, Inc. (a)                                                 3,205
                           85    Microsemi Corp. (a)                                                      2,338
                       10,554    Microsoft Corp.                                                        288,019
                           61    MKS Instruments, Inc. (a)                                                1,375
                           81    Molex, Inc.                                                              1,954
                           92    Molex, Inc. - Class A                                                    2,122
                           38    Monolithic Power Systems, Inc. (a)                                         926
                        2,671    Motorola, Inc.                                                          25,161
                           70    National Instruments Corp.                                               2,260
                          319    National Semiconductor Corp.                                             6,836
                          220    NCR Corp. (a)                                                            5,821
                          434    NetApp, Inc. (a)                                                        11,058
                           41    Netgear, Inc. (a)                                                          691
                           22    Netlogic Microsystems, Inc. (a)                                            764
                            9    NetSuite, Inc. (a)                                                         151
                           97    NeuStar, Inc. - Class A (a)                                              2,329
                           76    Nextwave Wireless, Inc. (a)                                                 74
                          424    Novell, Inc. (a)                                                         2,726
                          126    Novellus Systems, Inc. (a)                                               2,856
                          213    Nuance Communications, Inc. (a)                                          3,365
                          703    Nvidia Corp. (a)                                                         8,886
                           65    Omnivision Technologies, Inc. (a)                                          759
                          501    ON Semiconductor Corp. (a)                                               4,744
                        4,969    Oracle Corp. (a)                                                       108,970
                           40    Orbotech Ltd. (Israel) (a)                                                 432
                          114    Palm, Inc.                                                                 970
                          147    Parametric Technology Corp. (a)                                          2,952
                          105    Perot Systems Corp. - Class A (a)                                        1,869
                           57    Plantronics, Inc.                                                        1,471
                           55    Plexus Corp. (a)                                                         1,542
                          275    PMC - Sierra, Inc. (a)                                                   2,475
                          110    Polycom, Inc. (a)                                                        3,084
                           38    Power Integrations, Inc. (a)                                             1,118
                           49    Progress Software Corp. (a)                                              1,431
                          167    QLogic Corp. (a)                                                         3,120
                        2,046    Qualcomm, Inc.                                                         107,722
                           20    Quality Systems, Inc.                                                      856
                           89    Quest Software, Inc. (a)                                                 1,316
                          133    Rambus, Inc. (a)                                                         2,339
                          241    Red Hat, Inc. (a)                                                        5,061
                          319    RF Micro Devices, Inc. (a)                                               1,238
                           65    Riverbed Technology, Inc. (a)                                            1,106
                          128    Salesforce.com, Inc. (a)                                                 7,171
                          284    SanDisk Corp. (a)                                                        4,107
                          639    Sanmina-SCI Corp. (a)                                                    1,502
                           98    Sapient Corp. (a)                                                          908
                           50    SAVVIS, Inc. (a)                                                           794
                          613    Seagate Technology (Cayman Islands)                                      9,140
                           76    Semtech Corp. (a)                                                        1,124
                           66    Silicon Laboratories, Inc. (a)                                           2,225
                          192    Skyworks Solutions, Inc. (a)                                             1,862
                           66    Solera Holdings, Inc. (a)                                                2,035
                          324    Sonus Networks, Inc. (a)                                                 1,095
                           22    SPSS, Inc. (a)                                                             695
                           27    Standard Microsystems Corp. (a)                                            789
                           39    Starent Networks Corp. (a)                                                 537
                          989    Sun Microsystems, Inc. (a)                                               8,901
                           99    Sybase, Inc. (a)                                                         3,407
                          226    Sycamore Networks, Inc. (a)                                                791
                        1,071    Symantec Corp. (a)                                                      23,894
                           31    Synaptics, Inc. (a)                                                      1,623
                          180    Synopsys, Inc. (a)                                                       3,875
                           94    Take-Two Interactive Software, Inc. (a)                                  2,357
                           72    Tekelec (a)                                                              1,182
                          481    Tellabs, Inc. (a)                                                        2,506
                          212    Teradyne, Inc. (a)                                                       1,978
                           56    Tessera Technologies, Inc. (a)                                           1,303
                        1,679    Texas Instruments, Inc.                                                 41,152
                           79    THQ, Inc. (a)                                                            1,210
                          249    TIBCO Software, Inc. (a)                                                 2,039
                          149    Trimble Navigation Ltd. (a)                                              5,044
                          165    TriQuint Semiconductor, Inc. (a)                                         1,038
                          603    Tyco Electronics Ltd. (Bermuda)                                         19,845
                           30    Ultimate Software Group, Inc. (a)                                          841
                           80    United Online, Inc.                                                        842
                           93    Varian Semiconductor Equipment Associates, Inc. (a)                      3,004
                           79    VeriFone Holdings, Inc. (a)                                              1,593
                          246    VeriSign, Inc. (a)                                                       7,865
                           33    Viasat, Inc. (a)                                                           866
                          203    Vishay Intertechnology, Inc. (a)                                         1,805
                           52    VMware, Inc. - Class A (a)                                               2,064
                           54    Websense, Inc. (a)                                                       1,223
                          279    Western Digital Corp. (a)                                                7,606
                           97    Wind River Systems, Inc. (a)                                             1,072
                          359    Xilinx, Inc.                                                             9,327
                        1,633    Yahoo!, Inc. (a)                                                        31,648
                           83    Zebra Technologies Corp. - Class A (a)                                   2,591
                           59    Zoran Corp. (a)                                                            525
                                                                                             -------------------
                                                                                                      2,343,413
                                                                                             -------------------
                                 TELECOMMUNICATION SERVICES - 15.0%
                          501    American Tower Corp. - Class A (a)                                      20,706
                        7,519    AT&T, Inc.                                                             240,533
                           25    Cbeyond, Inc. (a)                                                          423
                           82    Centennial Communications Corp. (a)                                        625
                          135    CenturyTel, Inc.                                                         5,215
                          294    Cincinnati Bell, Inc. (a)                                                1,147
                           87    Clearwire Corp. - Class A (a)                                              857
                           59    Cogent Communications Group, Inc. (a)                                      543
                          304    Crown Castle International Corp. (a)                                    11,370
                          186    Embarq Corp.                                                             8,772
                          100    Fairpoint Communications, Inc.                                             885
                          412    Frontier Communications Corp.                                            5,179
                           27    Global Crossing Ltd. (Bermuda) (a)                                         493
                           63    Leap Wireless International, Inc. (a)                                    2,814
                        1,959    Level 3 Communications, Inc. (a)                                         6,719
                          231    MetroPCS Communications, Inc. (a)                                        3,897
                          210    NII Holdings, Inc. (a)                                                  11,029
                           34    NTELOS Holdings Corp.                                                    1,011
                          161    PAETEC Holding Corp. (a)                                                   531
                        1,800    Qwest Communications International, Inc.                                 6,804
                          129    SBA Communications Corp. - Class A (a)                                   4,506
                        3,515    Sprint Nextel Corp.                                                     30,651
                           34    Syniverse Holdings, Inc. (a)                                               564
                           65    Telephone & Data Systems, Inc.                                           2,496
                           64    Telephone & Data Systems, Inc. - Special Shares                          2,390
                          179    tw telecom, inc. (a)                                                     2,746
                           19    US Cellular Corp. (a)                                                      994
                        3,620    Verizon Communications, Inc.                                           127,134
                          566    Windstream Corp.                                                         7,030
                                                                                             -------------------
                                                                                                        508,064
                                                                                             -------------------
                                 TOTAL COMMON STOCKS - 98.0%
                                 (Cost $3,669,399)                                                    3,326,996
                                                                                             -------------------

                                 EXCHANGE-TRADED FUNDS - 1.3%
                          725    iShares S&P 500 Growth Index Fund
                                 (Cost $45,357)                                                          45,856
                                                                                             -------------------

                                 TRACKING STOCKS (c) - 0.6%
                                 CONSUMER DISCRETIONARY - 0.6%
                          151    Liberty Media Corp. - Capital Series A (a)                               2,454
                          623    Liberty Media Corp. - Entertainment Series A (a)                        17,313
                                                                                             -------------------
                                 (Cost $17,016)                                                          19,767
                                                                                             -------------------

                                 TOTAL INVESTMENTS - 99.9%
                                 (Cost $3,731,772)                                                    3,392,619
                                 Other Assets in excess of Liabilities - 0.1%                             2,683
                                                                                             -------------------
                                 NET ASSETS - 100.0%                                                $ 3,395,302
                                                                                             ===================


(a)  Non-income producing security.

(b) Affiliate due to Fund's licensing agreement with Licensor. Security represents less than 0.1% of net assets.

(c) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

Securities are classified by sectors that represent broad groupings of related industries.

-------------------------------------------------------------------------------
Country Allocation*
-------------------------------------------------------------------------------
United States                                                            97.4%
Bermuda                                                                   1.8%
Cayman Islands                                                            0.4%
Guernsey                                                                  0.2%
Israel                                                                    0.2%

-------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                           SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
(value in $000s)
Assets:
Level 1                                     $ 3,393              $ -             $ 3,393
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                       $ 3,393              $ -             $ 3,393
                                    ================  ===============   =================

Liabilities:
Level 1                                         $ -              $ -                 $ -
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                           $ -              $ -                 $ -
                                    ================  ===============   =================


LEVEL 3 HOLDINGS                      SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
Beginning Balance at 5/31/08                    $ -              $ -                 $ -
Total Realized Gain/Loss                          -                -                   -
Change in Unrealized Gain/Loss                    -                -                   -
Net Purchases and Sales                           -                -                   -
Net Transfers In/Out                              -                -                   -
                                    ----------------  ---------------   -----------------
Ending Balance at 8/31/08                       $ -              $ -                 $ -
                                    ================  ===============   =================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

MZG | CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

   NUMBER OF SHARES      DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------
                         COMMON STOCKS  - 99.8%
                         CONSUMER DISCRETIONARY - 4.2%
                 30      American Axle & Manufacturing Holdings, Inc.                          $     146
                 48      ArvinMeritor, Inc.                                                          720
                 46      Black & Decker Corp.                                                      2,910
                 10      Blue Nile, Inc. (a)                                                         416
                 20      Blyth, Inc.                                                                 316
                 81      BorgWarner, Inc.                                                          3,349
                 30      Brown Shoe Co., Inc.                                                        456
                 62      Brunswick Corp.                                                             855
                 46      Callaway Golf Co.                                                           625
                 35      Carter's, Inc. (a)                                                          644
                  7      Churchill Downs, Inc.                                                       311
                 30      Cinemark Holdings, Inc.                                                     441
                239      Coach, Inc. (a)                                                           6,929
                 11      Columbia Sportswear Co.                                                     444
                  9      Deckers Outdoor Corp. (a)                                                 1,023
                201      Eastman Kodak Co.                                                         3,254
                 21      Ethan Allen Interiors, Inc.                                                 570
                 46      Exide Technologies (a)                                                      568
              1,509      Ford Motor Co. (a)                                                        6,730
                107      Fortune Brands, Inc.                                                      6,294
                 33      Fossil, Inc. (a)                                                            987
                 29      Furniture Brands International, Inc.                                        260
                348      General Motors Corp.                                                      3,480
                 98      Gentex Corp.                                                              1,561
                170      Goodyear Tire & Rubber Co. (The) (a)                                      3,334
                 46      Guess ?, Inc.                                                             1,714
                173      Harley-Davidson, Inc.                                                     6,882
                 37      Harman International Industries, Inc.                                     1,259
                 88      Hasbro, Inc.                                                              3,291
                 39      Iconix Brand Group, Inc. (a)                                                504
                 21      International Speedway Corp. - Class A                                      833
                 19      Jakks Pacific, Inc. (a)                                                     474
                 48      Jarden Corp. (a)                                                          1,232
                413      Johnson Controls, Inc.                                                   12,770
                 75      Jones Apparel Group, Inc.                                                 1,489
                 44      Lear Corp. (a)                                                              553
                123      Leggett & Platt, Inc.                                                     2,744
                 24      Life Time Fitness, Inc. (a)                                                 848
                 51      Live Nation, Inc. (a)                                                       819
                 87      LKQ Corp. (a)                                                             1,630
                 39      Marvel Entertainment, Inc. (a)                                            1,321
                255      Mattel, Inc.                                                              4,929
                 22      Matthews International Corp. - Class A                                    1,106
                 21      Modine Manufacturing Co.                                                    332
                 38      Mohawk Industries, Inc. (a)                                               2,624
                195      Newell Rubbermaid, Inc.                                                   3,529
                255      Nike, Inc. - Class B                                                     15,456
                 23      NutriSystem, Inc.                                                           457
                 40      Phillips-Van Heusen                                                       1,522
                 24      Polaris Industries, Inc.                                                  1,082
                 42      Polo Ralph Lauren Corp.                                                   3,187
                 35      Pool Corp.                                                                  849
                 85      Quiksilver, Inc. (a)                                                        655
                 52      Regal Entertainment Group - Class A                                         872
                 76      Sherwin-Williams Co. (The)                                                4,450
                 22      Skechers U.S.A., Inc. - Class A (a)                                         421
                 40      Snap-On, Inc.                                                             2,281
                  9      Speedway Motorsports, Inc.                                                  199
                 57      Stanley Works (The)                                                       2,733
                 31      Tenneco, Inc. (a)                                                           453
                 26      Thor Industries, Inc.                                                       597
                 95      Tiffany & Co.                                                             4,196
                 35      Timberland Co. - Class A (a)                                                590
                  2      Triarc Cos., Inc. - Class A                                                  12
                 25      Triarc Cos., Inc. - Class B                                                 145
                 36      TRW Automotive Holdings Corp. (a)                                           690
                 42      Tupperware Brands Corp.                                                   1,500
                 61      VF Corp.                                                                  4,834
                 88      Visteon Corp. (a)                                                           283
                 49      WABCO Holdings, Inc.                                                      2,146
                 32      Warnaco Group, Inc. (The) (a)                                             1,650
                 55      Whirlpool Corp.                                                           4,475
                 38      Wolverine World Wide, Inc.                                                1,001
                 33      Zale Corp. (a)                                                              901
                                                                                      -------------------
                                                                                                 155,143
                                                                                      -------------------

                         CONSUMER STAPLES - 19.2%
                 62      Alberto-Culver Co.                                                        1,622
                 62      Alliance One International, Inc. (a)                                        249
              1,471      Altria Group, Inc.                                                       30,935
                 12      Andersons, Inc. (The)                                                       540
                501      Anheuser-Busch Cos., Inc.                                                33,998
                412      Archer-Daniels-Midland Co.                                               10,490
                307      Avon Products, Inc.                                                      13,149
                 50      Bare Escentuals, Inc. (a)                                                   622
                 11      Brown-Forman Corp. - Class A                                                805
                 40      Brown-Forman Corp. - Class B                                              2,880
                 85      Bunge Ltd. (Bermuda)                                                      7,596
                165      Campbell Soup Co.                                                         6,074
                 23      Central European Distribution Corp. (a)                                   1,327
                 29      Chiquita Brands International, Inc. (a)                                     426
                 45      Church & Dwight Co., Inc.                                                 2,813
                 97      Clorox Co.                                                                5,733
              1,492      Coca-Cola Co. (The)                                                      77,688
                226      Coca-Cola Enterprises, Inc.                                               3,858
                356      Colgate-Palmolive Co.                                                    27,067
                347      ConAgra Foods, Inc.                                                       7,381
                132      Constellation Brands, Inc. - Class A (a)                                  2,787
                 51      Corn Products International, Inc.                                         2,284
                 57      Darling International, Inc. (a)                                             783
                106      Dean Foods Co. (a)                                                        2,668
                137      Del Monte Foods Co.                                                       1,167
                 40      Energizer Holdings, Inc. (a)                                              3,398
                 74      Estee Lauder Cos., Inc. (The) - Class A                                   3,683
                 58      Flowers Foods, Inc.                                                       1,534
                 31      Fresh Del Monte Produce, Inc. (Cayman Islands) (a)                          720
                235      General Mills, Inc.                                                      15,552
                 12      Green Mountain Coffee Roasters, Inc. (a)                                    438
                 27      Hain Celestial Group, Inc. (a)                                              702
                 52      Hansen Natural Corp. (a)                                                  1,429
                109      Hershey Co. (The)                                                         3,934
                214      HJ Heinz Co.                                                             10,768
                 51      Hormel Foods Corp.                                                        1,819
                 39      JM Smucker Co. (The)                                                      2,115
                167      Kellogg Co.                                                               9,091
                295      Kimberly-Clark Corp.                                                     18,196
                941      Kraft Foods, Inc. - Class A                                              29,651
                 17      Lancaster Colony Corp.                                                      591
                 21      Lance, Inc.                                                                 430
                125      Lorillard, Inc.                                                           9,030
                 75      McCormick & Co., Inc.                                                     3,034
                108      Molson Coors Brewing Co. - Class B                                        5,146
                 97      Pepsi Bottling Group, Inc.                                                2,869
                 44      PepsiAmericas, Inc.                                                       1,031
              1,118      PepsiCo., Inc.                                                           76,561
              1,471      Philip Morris International, Inc.                                        78,993
                 28      Pilgrim's Pride Corp.                                                       360
              2,157      Procter & Gamble Co.                                                    150,494
                 40      Ralcorp. Holdings, Inc. (a)                                               2,456
                123      Reynolds American, Inc.                                                   6,517
                 12      Sanderson Farms, Inc.                                                       412
                508      Sara Lee Corp.                                                            6,858
                 86      Smithfield Foods, Inc. (a)                                                1,729
                 16      Tootsie Roll Industries, Inc.                                               456
                 21      TreeHouse Foods, Inc. (a)                                                   583
                202      Tyson Foods, Inc. - Class A                                               2,933
                 18      Universal Corp.                                                             935
                 98      UST, Inc.                                                                 5,252
                 22      Vector Group Ltd.                                                           406
                153      WM Wrigley Jr Co.                                                        12,160
                                                                                      -------------------
                                                                                                 717,208
                                                                                      -------------------

                         ENERGY - 33.1%
                 51      Alpha Natural Resources, Inc. (a)                                         5,054
                328      Anadarko Petroleum Corp.                                                 20,247
                233      Apache Corp.                                                             26,651
                100      Arch Coal, Inc.                                                           5,424
                 24      Arena Resources, Inc. (a)                                                 1,072
                 25      Atlas America, Inc.                                                         937
                 20      ATP Oil & Gas Corp. (a)                                                     514
                 38      Atwood Oceanics, Inc. (a)                                                 1,545
                216      Baker Hughes, Inc.                                                       17,282
                 16      Basic Energy Services, Inc. (a)                                             468
                 31      Berry Petroleum Co. - Class A                                             1,290
                 19      Bill Barrett Corp. (a)                                                      748
                206      BJ Services Co.                                                           5,531
                 15      Bristow Group, Inc. (a)                                                     612
                 67      Cabot Oil & Gas Corp.                                                     2,977
                 28      Cal Dive International, Inc. (a)                                            323
                156      Cameron International Corp. (a)                                           7,268
                 14      CARBO Ceramics, Inc.                                                        841
                 18      Carrizo Oil & Gas, Inc. (a)                                                 894
                359      Chesapeake Energy Corp.                                                  17,376
              1,455      Chevron Corp.                                                           125,596
                 57      Cimarex Energy Co.                                                        3,166
                  7      Clayton Williams Energy, Inc. (a)                                           567
                 15      Clean Energy Fuels Corp. (a)                                                259
                 19      CNX Gas Corp. (a)                                                           576
                 29      Complete Production Services, Inc. (a)                                      857
                 30      Comstock Resources, Inc. (a)                                              1,948
                 36      Concho Resources, Inc. (a)                                                1,176
              1,001      ConocoPhillips                                                           82,593
                129      Consol Energy, Inc.                                                       8,735
                 10      Contango Oil & Gas Co. (a)                                                  711
                 22      Continental Resources, Inc. (a)                                           1,104
                 17      Core Laboratories N.V. (Netherlands) (a)                                  2,110
                 32      Crosstex Energy, Inc.                                                     1,042
                 45      Delta Petroleum Corp. (a)                                                   808
                173      Denbury Resources, Inc. (a)                                               4,306
                294      Devon Energy Corp.                                                       30,003
                 46      Diamond Offshore Drilling, Inc.                                           5,056
                 59      Dresser-Rand Group, Inc. (a)                                              2,393
                 19      Dril-Quip, Inc. (a)                                                       1,045
                507      El Paso Corp.                                                             8,497
                 35      Encore Acquisition Co. (a)                                                1,805
                103      ENSCO International, Inc.                                                 6,981
                173      EOG Resources, Inc.                                                      18,065
                 58      EXCO Resources, Inc. (a)                                                  1,536
                 46      Exterran Holdings, Inc. (a)                                               2,103
              3,772      Exxon Mobil Corp.                                                       301,798
                 92      FMC Technologies, Inc. (a)                                                4,928
                 55      Forest Oil Corp. (a)                                                      3,131
                 31      Foundation Coal Holdings, Inc.                                            1,834
                 76      Frontier Oil Corp.                                                        1,472
                 60      Global Industries Ltd. (a)                                                  580
                 16      Goodrich Petroleum Corp. (a)                                                814
                127      Grey Wolf, Inc. (a)                                                       1,106
                 14      Gulfmark Offshore, Inc. (a)                                                 701
                618      Halliburton Co.                                                          27,155
                 57      Helix Energy Solutions Group, Inc. (a)                                    1,754
                 66      Helmerich & Payne, Inc.                                                   3,770
                 61      Hercules Offshore, Inc. (a)                                               1,346
                203      Hess Corp.                                                               21,256
                 32      Holly Corp.                                                               1,024
                 83      International Coal Group, Inc. (a)                                          849
                 59      ION Geophysical Corp. (a)                                                   951
                 92      Key Energy Services, Inc. (a)                                             1,546
                 10      Lufkin Industries, Inc.                                                     928
                498      Marathon Oil Corp.                                                       22,445
                 55      Mariner Energy, Inc. (a)                                                  1,600
                 56      Massey Energy Co.                                                         3,694
                 36      McMoRan Exploration Co. (a)                                                 985
                134      Murphy Oil Corp.                                                         10,523
                202      Nabors Industries Ltd. (Bermuda) (a)                                      7,191
                 10      NATCO Group, Inc. (a)                                                       507
                288      National Oilwell VarCo., Inc. (a)                                        21,234
                 92      Newfield Exploration Co. (a)                                              4,160
                188      Noble Corp. (Cayman Islands)                                              9,455
                120      Noble Energy, Inc.                                                        8,608
                576      Occidental Petroleum Corp.                                               45,711
                 38      Oceaneering International, Inc. (a)                                       2,372
                 34      Oil States International, Inc. (a)                                        1,891
                 26      Parallel Petroleum Corp. (a)                                                344
                 75      Parker Drilling Co. (a)                                                     695
                 38      Patriot Coal Corp. (a)                                                    2,278
                108      Patterson-UTI Energy, Inc.                                                3,069
                190      Peabody Energy Corp.                                                     11,960
                 26      Penn Virginia Corp.                                                       1,721
                171      PetroHawk Energy Corp. (a)                                                5,918
                 10      Petroleum Development Corp. (a)                                             608
                 31      Petroquest Energy, Inc. (a)                                                 573
                 36      Pioneer Drilling Co. (a)                                                    603
                 84      Pioneer Natural Resources Co.                                             5,306
                 75      Plains Exploration & Production Co. (a)                                   4,042
                119      Pride International, Inc. (a)                                             4,571
                 76      Quicksilver Resources, Inc. (a)                                           1,838
                107      Range Resources Corp.                                                     4,967
                 15      Rex Energy Corp. (a)                                                        301
                 35      Rosetta Resources, Inc. (a)                                                 814
                 76      Rowan Cos., Inc.                                                          2,807
                 27      RPC, Inc.                                                                   492
                 59      SandRidge Energy, Inc. (a)                                                2,065
                835      Schlumberger Ltd. (Netherlands Antilles)                                 78,674
                 17      SEACOR Holdings, Inc. (a)                                                 1,499
                150      Smith International, Inc.                                                10,461
                 69      Southern Union Co.                                                        1,798
                240      Southwestern Energy Co. (a)                                               9,209
                450      Spectra Energy Corp.                                                     11,907
                 43      St Mary Land & Exploration Co.                                            1,815
                 20      Stone Energy Corp. (a)                                                      960
                 84      Sunoco, Inc.                                                              3,728
                 57      Superior Energy Services (a)                                              2,681
                 21      Swift Energy Co. (a)                                                        981
                 50      Tetra Technologies, Inc. (a)                                              1,107
                 39      Tidewater, Inc.                                                           2,366
                221      Transocean, Inc. (Cayman Islands)                                        28,111
                106      Ultra Petroleum Corp. (Canada) (a)                                        7,224
                 32      Unit Corp. (a)                                                            2,167
                370      Valero Energy Corp.                                                      12,861
                 14      Venoco, Inc. (a)                                                            236
                 11      VeraSun Energy Corp. (a)                                                     63
                 19      W&T Offshore, Inc.                                                          668
                 36      Walter Industries Inc                                                     3,377
                 37      Warren Resources, Inc. (a)                                                  418
                476      Weatherford International Ltd. (Bermuda) (a)                             18,364
                 29      Whiting Petroleum Corp. (a)                                               2,791
                417      Williams Cos., Inc.                                                      12,881
                 19      World Fuel Services Corp.                                                   547
                355      XTO Energy, Inc.                                                         17,896
                                                                                      -------------------
                                                                                               1,237,173
                                                                                      -------------------

                         FINANCIALS - 0.4%
                121      Leucadia National Corp.                                                   5,601
                121      Plum Creek Timber Co., Inc. - REIT                                        6,004
                 53      Rayonier, Inc. - REIT                                                     2,384
                  8      Tejon Ranch Co. (a)                                                         274
                                                                                      -------------------
                                                                                                  14,263
                                                                                      -------------------

                         HEALTH CARE - 0.1%
                 11      SurModics, Inc. (a)                                                         429
                 23      West Pharmaceutical Services, Inc.                                        1,123
                                                                                      -------------------
                                                                                                   1,552
                                                                                      -------------------

                         INDUSTRIALS - 21.0%
                455      3M Co.                                                                   32,578
                 25      AAR Corp. (a)                                                               397
                 37      ACCO Brands Corp. (a)                                                       314
                 38      Actuant Corp. - Class A                                                   1,199
                 30      Acuity Brands, Inc.                                                       1,305
                 64      AGCO Corp. (a)                                                            3,944
                 18      Albany International Corp. - Class A                                        552
                 23      Alliant Techsystems, Inc. (a)                                             2,420
                 27      American Superconductor Corp. (a)                                           663
                  6      Ameron International Corp.                                                  701
                 73      Ametek, Inc.                                                              3,543
                 14      AO Smith Corp.                                                              576
                 27      Applied Industrial Technologies, Inc.                                       786
                 12      Armstrong World Industries, Inc. (a)                                        448
                 11      Astec Industries, Inc. (a)                                                  378
                 65      Avery Dennison Corp.                                                      3,136
                 11      Badger Meter, Inc.                                                          506
                 29      Baldor Electric Co.                                                       1,034
                 29      Barnes Group, Inc.                                                          699
                 65      BE Aerospace, Inc. (a)                                                    1,557
                470      Boeing Co.                                                               30,813
                 34      Brady Corp. - Class A                                                     1,248
                 52      Bucyrus International, Inc.                                               3,632
                 44      Carlisle Cos., Inc.                                                       1,425
                431      Caterpillar, Inc.                                                        30,485
                 34      Cenveo, Inc. (a)                                                            353
                 17      Ceradyne, Inc. (a)                                                          766
                 12      CIRCOR International, Inc.                                                  723
                 35      Clarcor, Inc.                                                             1,398
                144      Cooper Industries Ltd. - Class A (Bermuda)                                6,860
                 36      Crane Co.                                                                 1,322
                 11      Cubic Corp.                                                                 305
                130      Cummins, Inc.                                                             8,471
                 30      Curtiss-Wright Corp.                                                      1,616
                173      Danaher Corp.                                                            14,112
                305      Deere & Co.                                                              21,524
                133      Dover Corp.                                                               6,568
                 29      DRS Technologies, Inc.                                                    2,309
                 12      Dynamic Materials Corp.                                                     369
                 17      DynCorp. International, Inc. - Class A (a)                                  268
                118      Eaton Corp.                                                               8,635
                547      Emerson Electric Co.                                                     25,600
                 27      Energy Conversion Devices, Inc. (a)                                       2,030
                 26      EnerSys (a)                                                                 731
                 15      EnPro Industries, Inc. (a)                                                  632
                 65      Evergreen Solar, Inc. (a)                                                   613
                 33      Federal Signal Corp.                                                        529
                 40      Flowserve Corp.                                                           5,285
                 11      Franklin Electric Co., Inc.                                                 476
                 48      FuelCell Energy, Inc. (a)                                                   333
                 36      Gardner Denver, Inc. (a)                                                  1,625
                 37      General Cable Corp. (a)                                                   1,821
                236      General Dynamics Corp.                                                   21,783
              6,998      General Electric Co.                                                    196,644
                 87      Goodrich Corp.                                                            4,459
                 46      Graco., Inc.                                                              1,755
                 73      GrafTech International Ltd. (a)                                           1,483
                 59      Harsco Corp.                                                              3,106
                  5      Heico Corp.                                                                 178
                 10      Heico Corp. - Class A                                                       288
                 44      Herman Miller, Inc.                                                       1,238
                 65      Hexcel Corp. (a)                                                          1,351
                 27      HNI Corp.                                                                   625
                480      Honeywell International, Inc.                                            24,082
                 35      Hubbell, Inc. - Class B                                                   1,523
                 55      IDEX Corp.                                                                2,039
                 17      II-VI, Inc. (a)                                                             746
                 46      IKON Office Solutions, Inc.                                                 796
                317      Illinois Tool Works, Inc.                                                15,726
                229      Ingersoll-Rand Co. Ltd. - Class A (Bermuda)                               8,457
                 37      Interface, Inc. - Class A                                                   487
                130      ITT Corp.                                                                 8,287
                 76      Joy Global, Inc.                                                          5,399
                 17      Kaman Corp.                                                                 513
                 19      Kaydon Corp.                                                              1,059
                 55      Kennametal, Inc.                                                          1,938
                 34      Knoll, Inc.                                                                 560
                 28      Lincoln Electric Holdings, Inc.                                           2,262
                  9      Lindsay Corp.                                                               737
                228      Lockheed Martin Corp.                                                    26,548
                  9      M&F Worldwide Corp. (a)                                                     396
                 91      Manitowoc Co., Inc. (The)                                                 2,291
                259      Masco Corp.                                                               4,937
                161      McDermott International, Inc. (Panama) (a)                                5,592
                 12      Middleby Corp. (a)                                                          640
                 15      Mine Safety Appliances Co.                                                  545
                 24      Mobile Mini, Inc. (a)                                                       513
                 26      Moog, Inc. - Class A (a)                                                  1,232
                 25      Mueller Industries, Inc.                                                    701
                 20      Mueller Water Products, Inc. - Class A                                      217
                 60      Mueller Water Products, Inc. - Class B                                      623
                  4      NACCO Industries, Inc. - Class A                                            470
                 21      Nordson Corp.                                                             1,126
                226      Northrop Grumman Corp.                                                   15,560
                 41      Orbital Sciences Corp. (a)                                                1,084
                 50      Oshkosh Truck Corp.                                                         771
                 18      Otter Tail Corp.                                                            715
                 61      Owens Corning, Inc. (a)                                                   1,476
                245      Paccar, Inc.                                                             10,550
                120      Parker Hannifin Corp.                                                     7,688
                145      Pitney Bowes, Inc.                                                        4,952
                 16      Polypore International, Inc. (a)                                            439
                 98      Precision Castparts Corp.                                                10,119
                117      Quanta Services, Inc. (a)                                                 3,737
                296      Raytheon Co.                                                             17,757
                 14      RBC Bearings, Inc. (a)                                                      559
                 22      Regal-Beloit Corp.                                                        1,033
                 18      Robbins & Myers, Inc.                                                       807
                 97      Rockwell Automation, Inc.                                                 4,579
                113      Rockwell Collins, Inc.                                                    5,943
                 63      Roper Industries, Inc.                                                    3,722
                  8      Sauer-Danfoss, Inc.                                                         262
                 13      School Specialty, Inc. (a)                                                  396
                 54      Shaw Group, Inc. (The) (a)                                                2,675
                 26      Simpson Manufacturing Co., Inc.                                             723
                 71      Spirit Aerosystems Holdings, Inc. - Class A (a)                           1,619
                 39      SPX Corp.                                                                 4,651
                 46      Steelcase, Inc. - Class A                                                   511
                 22      Teledyne Technologies, Inc. (a)                                           1,371
                 27      Teleflex, Inc.                                                            1,743
                 12      Tennant Co.                                                                 374
                 72      Terex Corp. (a)                                                           3,621
                175      Textron, Inc.                                                             7,192
                 52      Timken Co.                                                                1,681
                 22      Titan International, Inc.                                                   588
                 28      Toro Co.                                                                  1,144
                 17      TransDigm Group, Inc. (a)                                                   639
                 19      Tredegar Corp.                                                              376
                 55      Trinity Industries, Inc.                                                  1,979
                 12      Triumph Group, Inc.                                                         657
                340      Tyco International Ltd. (Bermuda)                                        14,579
                 19      United Stationers, Inc. (a)                                                 942
                634      United Technologies Corp.                                                41,584
                 13      Universal Forest Products, Inc.                                             427
                 50      USG Corp. (a)                                                             1,388
                 13      Valmont Industries, Inc.                                                  1,388
                 33      Wabtec Corp.                                                              1,949
                 17      Watsco, Inc.                                                                870
                 22      Watts Water Technologies, Inc. - Class A                                    625
                 31      WESCO International, Inc. (a)                                             1,192
                 42      Woodward Governor Co.                                                     1,946
                                                                                      -------------------
                                                                                                 783,548
                                                                                      -------------------

                         INFORMATION TECHNOLOGY - 1.2%
                 24      Advanced Energy Industries, Inc. (a)                                        387
                 22      Anixter International, Inc. (a)                                           1,624
              1,097      Corning, Inc.                                                            22,532
                 25      Daktronics, Inc.                                                            438
                 35      Dolby Laboratories, Inc. - Class A (a)                                    1,424
                 96      Flir Systems, Inc. (a)                                                    3,427
                 32      Intermec, Inc. (a)                                                          643
                 12      MTS Systems Corp.                                                           498
                 22      Rofin-Sinar Technologies, Inc. (a)                                          889
                 12      Rogers Corp. (a)                                                            480
                133      SAIC, Inc. (a)                                                            2,667
                 18      Scansource, Inc. (a)                                                        542
                 28      Technitrol, Inc.                                                            443
                 70      TiVo, Inc. (a)                                                              592
                630      Xerox Corp.                                                               8,776
                                                                                      -------------------
                                                                                                  45,362
                                                                                      -------------------

                         MATERIALS - 10.4%
                138      Air Products & Chemicals, Inc.                                           12,675
                 49      Airgas, Inc.                                                              2,903
                 78      AK Steel Holding Corp.                                                    4,104
                 65      Albemarle Corp.                                                           2,583
                571      Alcoa, Inc.                                                              18,346
                 67      Allegheny Technologies, Inc.                                              3,283
                 15      AM Castle & Co                                                              301
                 17      AMCOL International Corp.                                                   620
                 44      Aptargroup, Inc.                                                          1,777
                 17      Arch Chemicals, Inc.                                                        624
                 38      Ashland, Inc.                                                             1,555
                 70      Ball Corp.                                                                3,214
                 72      Bemis Co., Inc.                                                           2,010
                 14      Brush Engineered Materials, Inc. (a)                                        410
                 42      Cabot Corp.                                                               1,162
                 36      Carpenter Technology Corp.                                                1,397
                106      Celanese Corp. - Class A                                                  4,087
                 22      Century Aluminum Co. (a)                                                  1,073
                 39      CF Industries Holdings, Inc.                                              5,944
                165      Chemtura Corp.                                                            1,087
                 64      Cleveland-Cliffs, Inc.                                                    6,478
                378      Coeur d'Alene Mines Corp. (a)                                               677
                 81      Commercial Metals Co.                                                     2,108
                 22      Compass Minerals International, Inc.                                      1,524
                112      Crown Holdings, Inc. (a)                                                  3,107
                 36      Cytec Industries, Inc.                                                    1,829
                  8      Deltic Timber Corp.                                                         490
                652      Dow Chemical Co. (The)                                                   22,253
                 33      Eagle Materials, Inc.                                                     1,007
                 50      Eastman Chemical Co.                                                      3,016
                123      Ecolab, Inc.                                                              5,626
                630      EI Du Pont de Nemours & Co.                                              27,997
                 30      Ferro Corp.                                                                 661
                 55      FMC Corp.                                                                 4,045
                267      Freeport-McMoRan Copper & Gold, Inc.                                     23,848
                 31      Glatfelter                                                                  455
                 16      Greif, Inc. - Class A                                                     1,106
                  8      Greif, Inc. - Class B                                                       484
                  7      Haynes International, Inc. (a)                                              409
                 42      HB Fuller Co.                                                             1,095
                 82      Hecla Mining Co. (a)                                                        576
                 80      Hercules, Inc.                                                            1,724
                 68      Huntsman Corp.                                                              887
                 57      International Flavors & Fragrances, Inc.                                  2,292
                309      International Paper Co.                                                   8,358
                 10      Kaiser Aluminum Corp.                                                       541
                 11      Koppers Holdings, Inc.                                                      504
                 71      Louisiana-Pacific Corp.                                                     692
                 48      Lubrizol Corp.                                                            2,544
                 29      Martin Marietta Materials, Inc.                                           3,274
                115      MeadWestvaco Corp.                                                        3,045
                 13      Minerals Technologies, Inc.                                                 854
                379      Monsanto Co.                                                             43,301
                103      Mosaic Co. (The)                                                         10,994
                 99      Nalco Holding Co.                                                         2,264
                 10      NewMarket Corp.                                                             679
                303      Newmont Mining Corp.                                                     13,665
                200      Nucor Corp.                                                              10,500
                 45      Olin Corp.                                                                1,211
                 20      OM Group, Inc. (a)                                                          742
                118      Owens-Illinois, Inc. (a)                                                  5,263
                 81      Packaging Corp. of America                                                2,086
                 89      Pactiv Corp. (a)                                                          2,391
                 59      PolyOne Corp. (a)                                                           484
                119      PPG Industries, Inc.                                                      7,480
                221      Praxair, Inc.                                                            19,855
                 46      Reliance Steel & Aluminum Co.                                             2,622
                 25      Rock-Tenn Co. - Class A                                                     917
                 25      Rockwood Holdings, Inc. (a)                                                 946
                 86      Rohm & Haas Co.                                                           6,454
                 18      Royal Gold, Inc.                                                            625
                 85      RPM International, Inc.                                                   1,836
                 16      RTI International Metals, Inc. (a)                                          541
                 15      Schnitzer Steel Industries, Inc. - Class A                                1,026
                 16      Schulman A, Inc.                                                            388
                 29      Scotts Miracle-Gro Co. (The) - Class A                                      775
                111      Sealed Air Corp.                                                          2,690
                 32      Sensient Technologies Corp.                                                 935
                 78      Sigma-Aldrich Corp.                                                       4,427
                 18      Silgan Holdings, Inc.                                                       942
                174      Smurfit-Stone Container Corp. (a)                                           879
                 70      Sonoco Products Co.                                                       2,419
                136      Steel Dynamics, Inc.                                                      3,377
                 30      Stillwater Mining Co. (a)                                                   223
                 64      Terra Industries, Inc.                                                    3,216
                 19      Texas Industries, Inc.                                                    1,001
                 60      Titanium Metals Corp.                                                       865
                 84      United States Steel Corp.                                                11,178
                  8      Valhi, Inc.                                                                 147
                 65      Valspar Corp.                                                             1,538
                 67      Vulcan Materials Co.                                                      5,014
                 13      Westlake Chemical Corp.                                                     247
                151      Weyerhaeuser Co.                                                          8,379
                 47      Worthington Industries, Inc.                                                827
                 39      WR Grace & Co. (a)                                                        1,025
                 19      Zoltek Cos., Inc. (a)                                                       324
                                                                                      -------------------
                                                                                                 389,359
                                                                                      -------------------

                         UTILITIES - 10.2%
                479      AES Corp. (The) (a)                                                       7,310
                 55      AGL Resources, Inc.                                                       1,818
                120      Allegheny Energy, Inc.                                                    5,440
                 17      Allete, Inc.                                                                718
                 78      Alliant Energy Corp.                                                      2,726
                147      Ameren Corp.                                                              6,153
                283      American Electric Power Co., Inc.                                        11,048
                 12      American States Water Co.                                                   474
                 90      Aqua America, Inc.                                                        1,646
                 61      Atmos Energy Corp.                                                        1,680
                 36      Avista Corp.                                                                803
                 26      Black Hills Corp.                                                           879
                 13      California Water Service Group                                              511
                247      Calpine Corp. (a)                                                         4,446
                198      Centerpoint Energy, Inc.                                                  3,144
                 11      CH Energy Group, Inc.                                                       438
                 41      Cleco Corp.                                                               1,034
                154      CMS Energy Corp.                                                          2,090
                194      Consolidated Edison, Inc.                                                 7,935
                128      Constellation Energy Group, Inc.                                          8,539
                403      Dominion Resources, Inc.                                                 17,543
                 78      DPL, Inc.                                                                 1,936
                115      DTE Energy Co.                                                            4,848
                879      Duke Energy Corp.                                                        15,330
                350      Dynegy, Inc. - Class A (a)                                                2,086
                215      Edison International                                                      9,873
                 32      El Paso Electric Co. (a)                                                    681
                 24      Empire District Electric Co. (The)                                          506
                 46      Energen Corp.                                                             2,569
                111      Energy East Corp.                                                         3,019
                135      Entergy Corp.                                                            13,958
                 92      Equitable Resources, Inc.                                                 4,592
                463      Exelon Corp.                                                             35,169
                214      FirstEnergy Corp.                                                        15,545
                261      FPL Group, Inc.                                                          15,676
                 80      Great Plains Energy, Inc.                                                 1,876
                 56      Hawaiian Electric Industries, Inc.                                        1,481
                 32      Idacorp, Inc.                                                               954
                 52      Integrys Energy Group, Inc.                                               2,718
                 34      ITC Holdings Corp.                                                        1,904
                 14      Laclede Group, Inc. (The)                                                   629
                118      MDU Resources Group, Inc.                                                 3,899
                 14      MGE Energy, Inc.                                                            475
                145      Mirant Corp. (a)                                                          4,289
                 48      National Fuel Gas Co.                                                     2,271
                 28      New Jersey Resources Corp.                                                1,013
                 31      NiCor, Inc.                                                               1,423
                192      NiSource, Inc.                                                            3,164
                108      Northeast Utilities                                                       2,904
                 19      Northwest Natural Gas Co.                                                   926
                 24      NorthWestern Corp.                                                          631
                168      NRG Energy, Inc. (a)                                                      6,324
                 73      NSTAR                                                                     2,470
                 63      OGE Energy Corp.                                                          2,123
                 71      Oneok, Inc.                                                               3,103
                 12      Ormat Technologies, Inc.                                                    602
                140      Pepco Holdings, Inc.                                                      3,549
                249      PG&E Corp.                                                               10,291
                 48      Piedmont Natural Gas Co.                                                  1,385
                 70      Pinnacle West Capital Corp.                                               2,463
                 47      PNM Resources, Inc.                                                         554
                 43      Portland General Electric Co.                                             1,102
                261      PPL Corp.                                                                11,424
                185      Progress Energy, Inc.                                                     8,081
                356      Public Service Enterprise Group, Inc.                                    14,514
                 80      Puget Energy, Inc.                                                        2,232
                124      Questar Corp.                                                             6,434
                244      Reliant Energy, Inc. (a)                                                  4,155
                 74      SCANA Corp.                                                               2,901
                163      Sempra Energy                                                             9,441
                165      Sierra Pacific Resources                                                  1,855
                  9      SJW Corp.                                                                   251
                 20      South Jersey Industries, Inc.                                               713
                545      Southern Co.                                                             20,443
                 29      Southwest Gas Corp.                                                         880
                143      TECO Energy, Inc.                                                         2,551
                 72      UGI Corp.                                                                 1,980
                 16      UIL Holdings Corp.                                                          522
                 24      Unisource Energy Corp.                                                      771
                 52      Vectren Corp.                                                             1,442
                 70      Westar Energy, Inc.                                                       1,585
                 34      WGL Holdings, Inc.                                                        1,095
                 82      Wisconsin Energy Corp.                                                    3,835
                303      Xcel Energy, Inc.                                                         6,215
                                                                                      -------------------
                                                                                                 380,006
                                                                                      -------------------

                         TOTAL COMMON STOCK - 99.8%
                         (Cost $3,724,998)                                                     3,723,614
                                                                                      -------------------

                         TOTAL INVESTMENTS - 99.8%
                         (Cost $3,724,998)                                                     3,723,614
                         Other Assets in Excess of Liabilities - 0.2%                              6,878
                                                                                      -------------------
                         NET ASSETS - 100.0%                                                 $ 3,730,492
                                                                                      ===================


REIT - Real Estate Investment Trust

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

-------------------------------------------------------------------------------
                            Country Allocation*
-------------------------------------------------------------------------------
United States                                                            94.7%
Netherlands Antilles                                                      2.1%
Bermuda                                                                   1.7%
Cayman Islands                                                            1.0%
Canada                                                                    0.2%
Panama                                                                    0.2%
Netherlands                                                               0.1%
-------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the year ended May 31, 2008.


In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $ 3,724                 $ -              $ 3,724
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                           $ 3,724                 $ -              $ 3,724
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 8/31/08                           $ -                 $ -                  $ -
                                       =================   =================   ==================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

MZO | CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

     NUMBER OF
        SHARES   DESCRIPTION                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS  - 99.4%
                 CONSUMER DISCRETIONARY - 11.7%
            29   99 Cents Only Stores (a)                                                               $      248
            25   Aaron Rents, Inc.                                                                             714
            47   Abercrombie & Fitch Co. - Class A                                                           2,465
            58   Advance Auto Parts, Inc.                                                                    2,496
            42   Aeropostale, Inc. (a)                                                                       1,464
           169   Amazon.com, Inc. (a)                                                                       13,657
           102   American Eagle Outfitters, Inc.                                                             1,535
            13   Ameristar Casinos, Inc.                                                                       215
            38   AnnTaylor Stores Corp. (a)                                                                    923
            75   Apollo Group, Inc. - Class A (a)                                                            4,776
            16   Arbitron, Inc.                                                                                767
            83   AutoNation, Inc. (a)                                                                          942
            24   Autozone, Inc. (a)                                                                          3,294
            26   Bally Technologies, Inc. (a)                                                                  890
            29   Barnes & Noble, Inc.                                                                          717
            13   Bebe Stores, Inc.                                                                             126
           150   Bed Bath & Beyond, Inc. (a)                                                                 4,599
           187   Best Buy Co., Inc.                                                                          8,372
            46   Big Lots, Inc. (a)                                                                          1,360
            20   Bob Evans Farms, Inc.                                                                         561
            31   Boyd Gaming Corp.                                                                             378
            62   Brinker International, Inc.                                                                 1,173
             8   Buckle, Inc. (The)                                                                            415
            53   Burger King Holdings, Inc.                                                                  1,315
            24   Cabela's, Inc. (a)                                                                            294
             6   Capella Education Co. (a)                                                                     298
            51   Career Education Corp. (a)                                                                    956
           117   Carmax, Inc. (a)                                                                            1,732
           232   Carnival Corp. (Panama)                                                                     8,598
            14   CBRL Group, Inc.                                                                              362
            18   CEC Entertainment, Inc. (a)                                                                   617
            65   Centex Corp.                                                                                1,054
            41   Champion Enterprises, Inc. (a)                                                                200
            67   Charming Shoppes, Inc. (a)                                                                    362
            37   Cheesecake Factory (The) (a)                                                                  569
            95   Chico's FAS, Inc. (a)                                                                         545
            13   Children's Place Retail Stores, Inc. (The) (a)                                                545
             8   Chipotle Mexican Grill, Inc. - Class A (a)                                                    555
            10   Chipotle Mexican Grill, Inc. - Class B (a)                                                    651
            20   Choice Hotels International, Inc.                                                             540
            93   Circuit City Stores, Inc.                                                                     167
            19   Clear Channel Outdoor Holdings, Inc. - Class A (a)                                            319
            14   Coinstar, Inc. (a)                                                                            461
            36   Collective Brands, Inc. (a)                                                                   523
            47   Corinthian Colleges, Inc. (a)                                                                 624
            70   Darden Restaurants, Inc.                                                                    2,050
            33   DeVry, Inc.                                                                                 1,702
            46   Dick's Sporting Goods, Inc. (a)                                                             1,053
            36   Dillard's, Inc. - Class A                                                                     460
             9   DineEquity, Inc.                                                                              179
            53   Dollar Tree, Inc. (a)                                                                       2,033
            25   Domino's Pizza, Inc. (a)                                                                      335
           148   DR Horton, Inc.                                                                             1,844
            25   Dress Barn, Inc. (a)                                                                          407
           115   Expedia, Inc. (a)                                                                           2,031
            78   Family Dollar Stores, Inc.                                                                  1,944
            85   Foot Locker, Inc.                                                                           1,385
            84   GameStop Corp. - Class A (a)                                                                3,685
           298   Gap, Inc. (The)                                                                             5,796
            22   Gaylord Entertainment Co. (a)                                                                 762
            92   Genuine Parts Co.                                                                           3,903
            13   Group 1 Automotive, Inc.                                                                      275
            18   Gymboree Corp. (a)                                                                            707
           179   H&R Block, Inc.                                                                             4,572
            52   Hanesbrands, Inc. (a)                                                                       1,240
            17   Hibbett Sports, Inc. (a)                                                                      406
           935   Home Depot, Inc.                                                                           25,357
            24   Hovnanian Enterprises, Inc. - Class A (a)                                                     171
             1   HSN, Inc. (a)                                                                                   9
            19   Interactive Data Corp.                                                                        572
           173   International Game Technology                                                               3,707
           254   Interpublic Group of Cos., Inc. (a)                                                         2,388
             1   Interval Leisure Group, Inc. (a)                                                                8
            22   ITT Educational Services, Inc. (a)                                                          1,956
            33   J Crew Group, Inc. (a)                                                                        872
            34   Jack in the Box, Inc. (a)                                                                     807
           107   JC Penney Co., Inc.                                                                         4,170
            42   KB Home                                                                                       874
           164   Kohl's Corp. (a)                                                                            8,064
            38   Lamar Advertising Co. - Class A (a)                                                         1,412
            57   Las Vegas Sands Corp. (a)                                                                   2,702
            68   Lennar Corp. - Class A                                                                        894
             6   Lennar Corp. - Class B                                                                         68
           169   Limited Brands, Inc.                                                                        3,515
           822   Lowe's Cos., Inc.                                                                          20,254
           238   Macy's, Inc.                                                                                4,955
           176   Marriott International, Inc. - Class A                                                      4,965
           634   McDonald's Corp.                                                                           39,308
            19   MDC Holdings, Inc.                                                                            787
            27   Men's Wearhouse, Inc.                                                                         591
            57   MGM Mirage (a)                                                                              2,006
            23   National CineMedia, Inc.                                                                      257
            28   NetFlix, Inc. (a)                                                                             863
            98   Nordstrom, Inc.                                                                             3,048
             3   NVR, Inc. (a)                                                                               1,793
           151   Office Depot, Inc. (a)                                                                      1,063
            40   OfficeMax, Inc.                                                                               490
           184   Omnicom Group, Inc.                                                                         7,800
            19   Orbitz Worldwide, Inc. (a)                                                                    117
            75   O'Reilly Automotive, Inc. (a)                                                               2,184
            38   Pacific Sunwear Of California, Inc. (a)                                                       240
            17   Panera Bread Co. - Class A (a)                                                                913
            12   Papa John's International, Inc. (a)                                                           335
            41   Penn National Gaming, Inc. (a)                                                              1,387
            22   Penske Auto Group, Inc.                                                                       291
            74   PetSmart, Inc.                                                                              1,996
            14   PF Chang's China Bistro, Inc. (a)                                                             364
            47   Pier 1 Imports, Inc. (a)                                                                      208
            32   Pinnacle Entertainment, Inc. (a)                                                              355
            19   priceline.com, Inc. (a)                                                                     1,767
           114   Pulte Homes, Inc.                                                                           1,654
            74   RadioShack Corp.                                                                            1,407
             8   Red Robin Gourmet Burgers, Inc. (a)                                                           214
            25   Regis Corp.                                                                                   686
            38   Rent-A-Center, Inc. (a)                                                                       861
            75   Ross Stores, Inc.                                                                           3,016
            77   Royal Caribbean Cruises, Ltd. (Liberia)                                                     2,093
            23   Ryland Group, Inc.                                                                            533
            66   Saks, Inc. (a)                                                                                752
            46   Sally Beauty Holdings, Inc. (a)                                                               393
            38   Scientific Games Corp. - Class A (a)                                                        1,144
            24   Sealy Corp.                                                                                   160
            41   Sears Holdings Corp. (a)                                                                    3,770
           160   Service Corp. International                                                                 1,634
            17   Sonic Automotive, Inc. - Class A                                                              183
            36   Sonic Corp. (a)                                                                               522
            36   Sotheby's                                                                                     970
            24   Stage Stores, Inc.                                                                            382
           395   Staples, Inc.                                                                               9,559
           410   Starbucks Corp. (a)                                                                         6,380
            98   Starwood Hotels & Resorts Worldwide, Inc.                                                   3,552
            51   Stewart Enterprises, Inc. - Class A                                                           477
             8   Strayer Education, Inc.                                                                     1,679
             6   Systemax, Inc.                                                                                 92
           400   Target Corp.                                                                               21,208
            43   Tempur-Pedic International, Inc.                                                              486
            30   Texas Roadhouse, Inc. - Class A (a)                                                           269
            24   thinkorswim Group, Inc. (a)                                                                   241
             1   Ticketmaster (a)                                                                               13
           238   TJX Cos., Inc.                                                                              8,625
            73   Toll Brothers, Inc. (a)                                                                     1,816
            19   Tractor Supply Co. (a)                                                                        810
             8   Unifirst Corp.                                                                                344
            64   Urban Outfitters, Inc. (a)                                                                  2,280
            17   Vail Resorts, Inc. (a)                                                                        748
            20   Weight Watchers International, Inc.                                                           792
            47   Wendy's International, Inc.                                                                 1,141
            48   Williams-Sonoma, Inc.                                                                         849
            24   WMS Industries, Inc. (a)                                                                      806
            99   Wyndham Worldwide Corp.                                                                     1,909
            34   Wynn Resorts, Ltd.                                                                          3,244
           265   Yum! Brands, Inc.                                                                           9,455
             9   Zumiez, Inc. (a)                                                                              130
                                                                                                   ----------------
                                                                                                           363,305
                                                                                                   ----------------
                 CONSUMER STAPLES - 6.0%
            31   American Oriental Bioengineer, Inc. (a)                                                       257
            35   BJ's Wholesale Club, Inc. (a)                                                               1,331
            27   Casey's General Stores, Inc.                                                                  783
             8   Chattem, Inc. (a)                                                                             561
           242   Costco Wholesale Corp.                                                                     16,229
           798   CVS Caremark Corp.                                                                         29,207
            19   Great Atlantic & Pacific Tea Co. (a)                                                          310
           348   Kroger Co. (The)                                                                            9,612
            18   Longs Drug Stores Corp.                                                                     1,290
            33   NBTY, Inc. (a)                                                                              1,097
            28   Nu Skin Enterprises, Inc. - Class A                                                           469
             7   Pricesmart, Inc.                                                                              149
           295   Rite Aid Corp. (a)                                                                            357
            31   Ruddick Corp.                                                                                 987
           244   Safeway, Inc.                                                                               6,427
           118   SUPERVALU, Inc.                                                                             2,736
           337   SYSCO Corp.                                                                                10,727
            21   United Natural Foods, Inc. (a)                                                                404
           553   Walgreen Co.                                                                               20,146
         1,363   Wal-Mart Stores, Inc.                                                                      80,512
             6   Weis Markets, Inc.                                                                            227
            76   Whole Foods Market, Inc.                                                                    1,391
            29   Winn-Dixie Stores, Inc. (a)                                                                   409
                                                                                                   ----------------
                                                                                                           185,618
                                                                                                   ----------------
                 ENERGY - 0.2%
            16   Allis-Chalmers Energy, Inc. (a)                                                               231
             6   Delek US Holdings, Inc.                                                                        47
            15   General Maritime Corp. (Marshall Islands)                                                     371
            13   Hornbeck Offshore Services, Inc. (a)                                                          573
            27   IHS, Inc. - Class A (a)                                                                     1,732
            16   Overseas Shipholding Group, Inc.                                                            1,148
            26   Ship Finance International, Ltd. (Bermuda)                                                    723
            20   Willbros. Group, Inc. (Panama) (a)                                                            828
                                                                                                   ----------------
                                                                                                             5,653
                                                                                                   ----------------
                 FINANCIALS - 36.3%
            16   Acadia Realty Trust - REIT                                                                    380
           187   ACE, Ltd. (Switzerland)                                                                     9,838
            35   Advance America Cash Advance Centers, Inc.                                                    172
            23   Affiliated Managers Group, Inc. (a)                                                         2,190
           266   Aflac, Inc.                                                                                15,082
             1   Alexander's, Inc. - REIT (a)                                                                  384
            18   Alexandria Real Estate Equities, Inc. - REIT                                                1,939
             3   Alleghany Corp. (a)                                                                           960
            27   Allied World Assurance Co. Holdings, Ltd. (Bermuda)                                         1,043
           313   Allstate Corp. (The)                                                                       14,126
            54   AMB Property Corp. - REIT                                                                   2,451
           160   AMBAC Financial Group, Inc.                                                                 1,146
            22   American Campus Communities, Inc. - REIT                                                      667
           571   American Express Co.                                                                       22,657
            38   American Financial Group, Inc.                                                              1,084
         1,307   American International Group, Inc.                                                         28,087
            64   AmeriCredit Corp. (a)                                                                         677
           130   Ameriprise Financial, Inc.                                                                  5,844
            14   Amtrust Financial Services, Inc.                                                              197
           292   Annaly Capital Management, Inc. - REIT                                                      4,368
           150   AON Corp.                                                                                   7,124
            54   Apartment Investment & Management Co. - Class A - REIT                                      1,914
            30   Arch Capital Group, Ltd. (Bermuda) (a)                                                      2,093
            19   Argo Group International Holdings, Ltd. (Bermuda) (a)                                         714
            54   Arthur J Gallagher & Co.                                                                    1,430
            67   Ashford Hospitality Trust, Inc. - REIT                                                        304
            41   Aspen Insurance Holdings, Ltd. (Bermuda)                                                    1,111
            65   Associated Banc-Corp.                                                                       1,138
            55   Assurant, Inc.                                                                              3,214
            34   Assured Guaranty, Ltd. (Bermuda)                                                              553
            48   Astoria Financial Corp.                                                                     1,049
            43   AvalonBay Communities, Inc. - REIT                                                          4,300
            77   Axis Capital Holdings, Ltd. (Bermuda)                                                       2,574
             4   Bancfirst Corp.                                                                               193
            42   Bancorpsouth, Inc.                                                                            967
         2,545   Bank of America Corp.                                                                      79,251
            27   Bank of Hawaii Corp.                                                                        1,428
           637   Bank of New York Mellon Corp. (The)                                                        22,047
           303   BB&T Corp.                                                                                  9,090
            22   Beneficial Mutual Bancorp, Inc. (a)                                                           255
            36   BioMed Realty Trust, Inc. - REIT                                                              964
            11   BlackRock, Inc.                                                                             2,390
            12   BOK Financial Corp.                                                                           523
            65   Boston Properties, Inc. - REIT                                                              6,661
            47   Brandywine Realty Trust - REIT                                                                818
            28   BRE Properties, Inc. - REIT                                                                 1,350
            33   Brookline Bancorp, Inc.                                                                       339
            62   Brown & Brown, Inc.                                                                         1,260
            31   Camden Property Trust - REIT                                                                1,513
           208   Capital One Financial Corp.                                                                 9,181
            99   CapitalSource, Inc. - REIT                                                                  1,245
            12   Capitol Federal Financial                                                                     525
            16   Cash America International, Inc.                                                              662
            24   Cathay General Bancorp                                                                        465
           110   CB Richard Ellis Group, Inc. - Class A (a)                                                  1,438
            35   CBL & Associates Properties, Inc. - REIT                                                      759
           517   Charles Schwab Corp. (The)                                                                 12,403
           211   Chubb Corp.                                                                                10,130
            88   Cincinnati Financial Corp.                                                                  2,608
           157   CIT Group, Inc.                                                                             1,619
         3,040   Citigroup, Inc.                                                                            57,730
            41   Citizens Republic Bancorp, Inc.                                                               150
             9   City Holding Co.                                                                              376
            22   City National Corp.                                                                         1,089
            30   CME Group, Inc.                                                                            10,061
            16   CNA Financial Corp.                                                                           449
             9   CNA Surety Corp. (a)                                                                          145
             9   Cohen & Steers, Inc.                                                                          262
            84   Colonial BancGroup, Inc. (The)                                                                531
            25   Colonial Properties Trust - REIT                                                              473
            85   Comerica, Inc.                                                                              2,388
            39   Commerce Bancshares, Inc.                                                                   1,755
            16   Community Bank System, Inc.                                                                   362
           103   Conseco, Inc. (a)                                                                             924
            25   Corporate Office Properties Trust - REIT                                                      978
            22   Cousins Properties, Inc. - REIT                                                               550
            32   Cullen/Frost Bankers, Inc.                                                                  1,782
            36   CVB Financial Corp.                                                                           387
            91   DCT Industrial Trust, Inc. - REIT                                                             679
            24   Delphi Financial Group, Inc. - Class A                                                        644
            67   Developers Diversified Realty Corp. - REIT                                                  2,245
            52   DiamondRock Hospitality Co. - REIT                                                            479
            30   Digital Realty Trust, Inc. - REIT                                                           1,376
           239   Discover Financial Services                                                                 3,932
            56   Douglas Emmett, Inc. - REIT                                                                 1,326
            91   Duke Realty Corp. - REIT                                                                    2,278
           232   E*Trade Financial Corp. (a)                                                                   742
            31   East West Bancorp, Inc.                                                                       387
            13   EastGroup Properties, Inc. - REIT                                                             578
            68   Eaton Vance Corp.                                                                           2,428
            29   Employers Holdings, Inc.                                                                      504
            32   Endurance Specialty Holdings, Ltd. (Bermuda)                                                1,044
            14   Entertainment Properties Trust - REIT                                                         760
            12   Equity Lifestyle Properties, Inc. - REIT                                                      596
            20   Equity One, Inc. - REIT                                                                       420
           149   Equity Residential - REIT                                                                   6,288
            18   Erie Indemnity Co. - Class A                                                                  833
            14   Essex Property Trust, Inc. - REIT                                                           1,643
            35   Everest Re Group, Ltd. (Bermuda)                                                            2,875
            35   Extra Space Storage, Inc. - REIT                                                              551
           545   Fannie Mae                                                                                  3,728
             7   FBL Financial Group, Inc. - Class A                                                           161
            10   FCStone Group, Inc. (a)                                                                       209
            31   Federal Realty Investment Trust - REIT                                                      2,352
            54   Federated Investors, Inc. - Class B                                                         1,806
            34   FelCor Lodging Trust, Inc. - REIT                                                             272
           118   Fidelity National Financial, Inc. - Class A                                                 1,656
           268   Fifth Third Bancorp                                                                         4,229
            15   Financial Federal Corp.                                                                       375
            47   First American Corp.                                                                        1,188
            16   First Busey Corp.                                                                             227
            36   First Commonwealth Financial Corp.                                                            411
            10   First Financial Bankshares, Inc.                                                              491
           104   First Horizon National Corp.                                                                1,168
            25   First Industrial Realty Trust, Inc. - REIT                                                    590
            27   First Midwest Bancorp, Inc.                                                                   604
            58   First Niagara Financial Group, Inc.                                                           868
            41   FirstMerit Corp.                                                                              830
            48   FNB Corp.                                                                                     563
            35   Forest City Enterprises, Inc. - Class A                                                     1,007
            20   Forestar Real Estate Group, Inc. (a)                                                          403
            91   Franklin Resources, Inc.                                                                    9,510
            35   Franklin Street Properties Corp. - REIT                                                       446
           366   Freddie Mac                                                                                 1,651
            25   Frontier Financial Corp.                                                                      279
            94   Fulton Financial Corp.                                                                      1,002
           142   General Growth Properties, Inc. - REIT                                                      3,682
           241   Genworth Financial, Inc. - Class A                                                          3,868
            36   GFI Group, Inc.                                                                               418
            28   Glacier Bancorp, Inc.                                                                         597
           111   GLG Partners, Inc.                                                                            920
           201   Goldman Sachs Group, Inc. (The)                                                            32,958
            19   Gramercy Capital Corp. - REIT                                                                 127
             6   Greenhill & Co., Inc.                                                                         397
            15   Hancock Holding Co.                                                                           736
            28   Hanover Insurance Group, Inc. (The)                                                         1,322
             8   Harleysville Group, Inc.                                                                      290
           175   Hartford Financial Services Group, Inc.                                                    11,039
            61   HCC Insurance Holdings, Inc.                                                                1,536
           131   HCP, Inc. - REIT                                                                            4,745
            49   Health Care REIT, Inc. - REIT                                                               2,542
            26   Healthcare Realty Trust, Inc. - REIT                                                          745
            31   Highwoods Properties, Inc. - REIT                                                           1,124
            20   Hilb Rogal & Hobbs Co.                                                                        911
            26   Hilltop Holdings, Inc. (a)                                                                    271
            18   Home Properties, Inc. - REIT                                                                  950
            23   Horace Mann Educators Corp.                                                                   343
            51   Hospitality Properties Trust - REIT                                                         1,157
           286   Host Hotels & Resorts, Inc. - REIT                                                          4,090
           114   HRPT Properties Trust - REIT                                                                  864
           275   Hudson City Bancorp, Inc.                                                                   5,071
           200   Huntington Bancshares, Inc.                                                                 1,464
             6   IBERIABANK Corp.                                                                              325
            11   Infinity Property & Casualty Corp.                                                            512
            32   Inland Real Estate Corp. - REIT                                                               481
            24   Interactive Brokers Group, Inc. - Class A (a)                                                 655
            38   IntercontinentalExchange, Inc. (a)                                                          3,345
            29   International Bancshares Corp.                                                                749
            24   Investment Technology Group, Inc. (a)                                                         768
            35   IPC Holdings, Ltd. (Bermuda)                                                                1,108
            69   iStar Financial, Inc. - REIT                                                                  386
            94   Janus Capital Group, Inc.                                                                   2,535
            59   Jefferies Group, Inc.                                                                       1,133
            20   Jones Lang LaSalle, Inc.                                                                      996
         1,927   JPMorgan Chase & Co.                                                                       74,170
            16   KBW, Inc. (a)                                                                                 473
            12   Kearny Financial Corp.                                                                        167
           257   Keycorp                                                                                     3,087
            18   Kilroy Realty Corp. - REIT                                                                    901
           119   Kimco Realty Corp. - REIT                                                                   4,420
            57   Knight Capital Group, Inc. - Class A (a)                                                      983
            22   LaSalle Hotel Properties - REIT                                                               573
            79   Legg Mason, Inc.                                                                            3,518
           390   Lehman Brothers Holdings, Inc.                                                              6,275
            34   Lexington Realty Trust - REIT                                                                 507
            50   Liberty Property Trust - REIT                                                               1,888
           147   Lincoln National Corp.                                                                      7,462
           199   Loews Corp.                                                                                 8,642
            42   M&T Bank Corp.                                                                              2,996
            39   Macerich Co. (The) - REIT                                                                   2,415
            37   Mack-Cali Realty Corp. - REIT                                                               1,495
            20   Maguire Properties, Inc. - REIT                                                               226
             6   Markel Corp. (a)                                                                            2,220
           286   Marsh & McLennan Cos., Inc.                                                                 9,132
           143   Marshall & Ilsley Corp.                                                                     2,202
            28   Max Capital Group, Ltd. (Bermuda)                                                             728
            20   MB Financial, Inc.                                                                            557
           114   MBIA, Inc.                                                                                  1,849
            27   Medical Properties Trust, Inc. - REIT                                                         298
            14   Mercury General Corp.                                                                         713
           716   Merrill Lynch & Co., Inc.                                                                  20,299
           241   MetLife, Inc.                                                                              13,062
            53   MF Global, Ltd. (Bermuda) (a)                                                                 391
           128   MFA Mortgage Investments, Inc. - REIT                                                         870
            67   MGIC Investment Corp.                                                                         563
            14   Mid-America Apartment Communities, Inc. - REIT                                                702
           117   Moody's Corp.                                                                               4,757
           562   Morgan Stanley                                                                             22,946
            90   Nasdaq OMX Group (The) (a)                                                                  2,942
           360   National City Corp.                                                                         1,814
            20   National Financial Partners Corp.                                                             403
            14   National Health Investors, Inc. - REIT                                                        458
            39   National Penn Bancshares, Inc.                                                                557
            36   National Retail Properties, Inc. - REIT                                                       817
            29   Nationwide Financial Services - Class A                                                     1,492
            60   Nationwide Health Properties, Inc. - REIT                                                   2,065
             7   Navigators Group, Inc. (a)                                                                    367
            19   NBT Bancorp, Inc.                                                                             477
           192   New York Community Bancorp, Inc.                                                            3,166
            57   NewAlliance Bancshares, Inc.                                                                  781
           125   Northern Trust Corp.                                                                       10,049
            11   Northwest Bancorp, Inc.                                                                       305
           125   NYSE Euronext                                                                               5,074
            15   Odyssey Re Holdings Corp.                                                                     566
            36   Old National Bancorp                                                                          627
           126   Old Republic International Corp.                                                            1,377
            36   Omega Healthcare Investors, Inc. - REIT                                                       642
            25   optionsXpress Holdings, Inc.                                                                  577
            25   Pacific Capital Bancorp NA                                                                    368
            15   PacWest Bancorp                                                                               340
             6   Park National Corp                                                                            368
             8   Parkway Properties, Inc. - REIT                                                               288
            31   PartnerRe, Ltd. (Bermuda)                                                                   2,136
            20   Pennsylvania Real Estate Investment Trust - REIT                                              397
            93   People's United Financial, Inc.                                                             1,666
            29   PHH, Corp. (a)                                                                                442
            33   Philadelphia Consolidated Holding Co. (a)                                                   1,971
            59   Phoenix Cos., Inc.                                                                            703
             7   Pico Holdings, Inc. (a)                                                                       333
            10   Piper Jaffray Cos. (a)                                                                        380
            31   Platinum Underwriters Holdings, Ltd. (Bermuda)                                              1,121
           195   PNC Financial Services Group, Inc.                                                         14,030
           138   Popular, Inc. (Puerto Rico)                                                                 1,125
             9   Portfolio Recovery Associates, Inc. (a)                                                       383
            23   Post Properties, Inc. - REIT                                                                  723
            21   Potlatch Corp. - REIT                                                                         980
           134   Principal Financial Group, Inc.                                                             6,136
            12   PrivateBancorp, Inc.                                                                          368
            17   ProAssurance Corp. (a)                                                                        916
           355   Progressive Corp. (The)                                                                     6,557
           148   Prologis - REIT                                                                             6,373
            24   Prosperity Bancshares, Inc.                                                                   767
            38   Protective Life Corp.                                                                       1,379
            34   Provident Financial Services, Inc.                                                            518
           248   Prudential Financial, Inc.                                                                 18,280
             9   PS Business Parks, Inc. - REIT                                                                484
            72   Public Storage - REIT                                                                       6,359
            52   Raymond James Financial, Inc.                                                               1,603
            55   Realty Income Corp. - REIT                                                                  1,412
            15   Redwood Trust, Inc. - REIT                                                                    281
            38   Regency Centers Corp. - REIT                                                                2,355
           390   Regions Financial Corp.                                                                     3,615
            16   Reinsurance Group of America, Inc.                                                            770
            36   RenaissanceRe Holdings, Ltd. (Bermuda)                                                      1,825
            11   RLI Corp.                                                                                     615
            14   S&T Bancorp, Inc.                                                                             470
            52   Safeco Corp.                                                                                3,515
             6   Saul Centers, Inc. - REIT                                                                     274
            78   SEI Investments Co.                                                                         1,842
            30   Selective Insurance Group                                                                     724
            66   Senior Housing Properties Trust - REIT                                                      1,431
            16   Signature Bank (a)                                                                            473
           124   Simon Property Group, Inc. - REIT                                                          11,765
            32   SL Green Realty Corp. - REIT                                                                2,752
           262   SLM Corp. (a)                                                                               4,326
           272   Sovereign Bancorp, Inc.                                                                     2,627
            11   Sovran Self Storage, Inc. - REIT                                                              424
            51   St. Joe Co. (The)                                                                           1,901
            29   StanCorp Financial Group, Inc.                                                              1,421
             8   State Auto Financial Corp.                                                                    247
           237   State Street Corp.                                                                         16,038
            40   Sterling Bancshares, Inc.                                                                     394
            28   Sterling Financial Corp.                                                                      285
            10   Stifel Financial Corp. (a)                                                                    409
            40   Strategic Hotels & Resorts, Inc. - REIT                                                       369
             2   Student Loan Corp. (The)                                                                      236
            34   Sunstone Hotel Investors, Inc. - REIT                                                         482
           195   SunTrust Banks, Inc.                                                                        8,168
            47   Susquehanna Bancshares, Inc.                                                                  751
            19   SVB Financial Group (a)                                                                     1,065
           152   Synovus Financial Corp.                                                                     1,398
           145   T Rowe Price Group, Inc.                                                                    8,607
            17   Tanger Factory Outlet Centers - REIT                                                          682
            29   Taubman Centers, Inc. - REIT                                                                1,408
            67   TCF Financial Corp.                                                                         1,055
           131   TD Ameritrade Holding Corp. (a)                                                             2,676
            55   TFS Financial Corp.                                                                           672
            52   Torchmark Corp.                                                                             3,106
            14   Transatlantic Holdings, Inc.                                                                  841
           339   Travelers Cos., Inc. (The)                                                                 14,970
             1   Tree.com, Inc. (a)                                                                              4
            40   Trustco Bank Corp.                                                                            391
            28   Trustmark Corp.                                                                               537
            54   UCBH Holdings, Inc.                                                                           316
            74   UDR, Inc. - REIT                                                                            1,834
            17   UMB Financial Corp.                                                                           884
            34   Umpqua Holdings Corp.                                                                         475
            29   UnionBanCal Corp.                                                                           2,137
            24   United Bankshares, Inc.                                                                       618
            26   United Community Banks, Inc.                                                                  306
            12   United Fire & Casualty Co.                                                                    357
            26   Unitrin, Inc.                                                                                 664
           197   Unum Group                                                                                  5,006
           962   US Bancorp                                                                                 30,649
            26   U-Store-It Trust - REIT                                                                       325
            18   Validus Holdings, Ltd. (Bermuda)                                                              429
            69   Valley National Bancorp                                                                     1,381
            77   Ventas, Inc. - REIT                                                                         3,497
            82   Vornado Realty Trust - REIT                                                                 8,156
         1,208   Wachovia Corp.                                                                             19,195
            46   Waddell & Reed Financial, Inc. - Class A                                                    1,481
            47   Washington Federal, Inc.                                                                      810
           475   Washington Mutual, Inc.                                                                     1,924
            25   Washington Real Estate Investment Trust - REIT                                                884
            30   Webster Financial Corp.                                                                       640
            43   Weingarten Realty Investors - REIT                                                          1,421
         1,741   Wells Fargo & Co.                                                                          52,700
            16   Westamerica Bancorporation                                                                    819
             4   White Mountains Insurance Group, Ltd. (Bermuda)                                             1,892
            36   Whitney Holding Corp.                                                                         779
            37   Wilmington Trust Corp.                                                                        868
            13   Wintrust Financial Corp.                                                                      302
            10   World Acceptance Corp. (a)                                                                    390
            88   WR Berkley Corp.                                                                            2,073
            98   XL Capital, Ltd. - Class A (Cayman Islands)                                                 1,970
            20   Zenith National Insurance Corp.                                                               764
            59   Zions Bancorporation                                                                        1,583
                                                                                                   ----------------
                                                                                                         1,125,755
                                                                                                   ----------------
                 HEALTH CARE - 30.6%
           861   Abbott Laboratories                                                                        49,447
             5   Abraxis Bioscience, Inc. (a)                                                                  368
            20   Acorda Therapeutics, Inc. (a)                                                                 563
            32   Advanced Medical Optics, Inc. (a)                                                             692
           275   Aetna, Inc.                                                                                11,864
            37   Affymetrix, Inc. (a)                                                                          317
            40   Alexion Pharmaceuticals, Inc. (a)                                                           1,803
            32   Align Technology, Inc. (a)                                                                    417
            55   Alkermes, Inc. (a)                                                                            735
           173   Allergan, Inc.                                                                              9,666
            16   Alnylam Pharmaceuticals, Inc. (a)                                                             474
            24   Alpharma, Inc. - Class A (a)                                                                  857
             9   AMAG Pharmaceuticals, Inc. (a)                                                                348
            14   Amedisys, Inc. (a)                                                                            745
            40   American Medical Systems Holdings, Inc. (a)                                                   712
            28   AMERIGROUP Corp. (a)                                                                          725
            92   AmerisourceBergen Corp.                                                                     3,773
           609   Amgen, Inc. (a)                                                                            38,276
            16   Amsurg Corp. (a)                                                                              434
            71   Amylin Pharmaceuticals, Inc. (a)                                                            1,561
             8   Analogic Corp.                                                                                542
            13   APP Pharmaceuticals, Inc. (a)                                                                 308
            24   Apria Healthcare Group, Inc. (a)                                                              475
            15   Arthrocare Corp. (a)                                                                          385
            12   athenahealth, Inc. (a)                                                                        387
            17   Auxilium Pharmaceuticals, Inc. (a)                                                            668
            60   Barr Pharmaceuticals, Inc. (a)                                                              4,052
           353   Baxter International, Inc.                                                                 23,919
            34   Beckman Coulter, Inc.                                                                       2,510
           129   Becton Dickinson & Co.                                                                     11,272
           167   Biogen Idec, Inc. (a)                                                                       8,505
            52   BioMarin Pharmaceutical, Inc. (a)                                                           1,567
            10   Bio-Rad Laboratories, Inc. - Class A (a)                                                    1,076
           830   Boston Scientific Corp. (a)                                                                10,425
         1,090   Bristol-Myers Squibb Co.                                                                   23,261
            28   Brookdale Senior Living, Inc.                                                                 617
            28   Bruker Corp. (a)                                                                              432
           202   Cardinal Health, Inc.                                                                      11,106
            42   Celera Corp. (a)                                                                              588
           245   Celgene Corp. (a)                                                                          16,979
            24   Centene Corp. (a)                                                                             542
            36   Cephalon, Inc. (a)                                                                          2,758
            30   Cepheid, Inc. (a)                                                                             558
            36   Charles River Laboratories International, Inc. (a)                                          2,362
            14   Chemed Corp.                                                                                  612
           156   Cigna Corp.                                                                                 6,533
            52   Community Health Systems, Inc. (a)                                                          1,795
            15   Conmed Corp. (a)                                                                              479
            24   Cooper Cos., Inc. (The)                                                                       884
            35   Covance, Inc. (a)                                                                           3,302
            85   Coventry Health Care, Inc. (a)                                                              2,977
           276   Covidien, Ltd. (Bermuda)                                                                   14,923
            57   CR Bard, Inc.                                                                               5,327
            30   Cubist Pharmaceuticals, Inc. (a)                                                              661
            57   DaVita, Inc. (a)                                                                            3,271
            77   Dentsply International, Inc.                                                                3,018
            10   Dionex Corp. (a)                                                                              652
            32   Edwards Lifesciences Corp. (a)                                                              1,895
           536   Eli Lilly & Co.                                                                            25,004
            13   Emeritus Corp. (a)                                                                            289
            72   Endo Pharmaceuticals Holdings, Inc. (a)                                                     1,636
            35   ev3, Inc. (a)                                                                                 427
            52   Exelixis, Inc. (a)                                                                            296
           117   Express Scripts, Inc. (a)                                                                   8,589
           171   Forest Laboratories, Inc. (a)                                                               6,103
           258   Genentech, Inc. (a)                                                                        25,478
             8   Genomic Health, Inc. (a)                                                                      179
            28   Gen-Probe, Inc. (a)                                                                         1,673
           151   Genzyme Corp. (a)                                                                          11,823
           518   Gilead Sciences, Inc. (a)                                                                  27,288
            14   Haemonetics Corp. (a)                                                                         878
           131   Health Management Associates, Inc. - Class A (a)                                              761
            61   Health Net, Inc. (a)                                                                        1,687
            18   HealthExtras, Inc. (a)                                                                        587
            43   Healthsouth Corp. (a)                                                                         774
            24   Healthspring, Inc. (a)                                                                        477
            19   Healthways, Inc. (a)                                                                          362
            48   Henry Schein, Inc. (a)                                                                      2,807
            32   Hill-Rom Holdings, Inc.                                                                       958
            99   HLTH Corp. (a)                                                                              1,233
            14   HMS Holdings Corp. (a)                                                                        347
           140   Hologic, Inc. (a)                                                                           2,971
            85   Hospira, Inc. (a)                                                                           3,431
            73   Human Genome Sciences, Inc. (a)                                                               541
            95   Humana, Inc. (a)                                                                            4,408
            34   Idexx Laboratories, Inc. (a)                                                                1,914
            33   Illumina, Inc. (a)                                                                          2,842
            32   ImClone Systems, Inc. (a)                                                                   2,061
            37   Immucor, Inc. (a)                                                                           1,192
           106   IMS Health, Inc.                                                                            2,355
            42   Incyte Corp. (a)                                                                              430
            10   Integra LifeSciences Holdings Corp. (a)                                                       485
            14   InterMune, Inc. (a)                                                                           266
            21   Intuitive Surgical, Inc. (a)                                                                6,201
            17   Invacare Corp.                                                                                432
            17   inVentiv Health, Inc. (a)                                                                     375
            40   Inverness Medical Innovations, Inc. (a)                                                     1,421
            50   Invitrogen Corp. (a)                                                                        2,123
            45   Isis Pharmaceuticals, Inc. (a)                                                                796
         1,579   Johnson & Johnson                                                                         111,209
            18   Kindred Healthcare, Inc. (a)                                                                  557
            29   Kinetic Concepts, Inc. (a)                                                                  1,020
           131   King Pharmaceuticals, Inc. (a)                                                              1,499
            20   KV Pharmaceutical Co. - Class A (a)                                                           451
            63   Laboratory Corp. of America Holdings (a)                                                    4,608
            31   LifePoint Hospitals, Inc. (a)                                                               1,046
            46   Lincare Holdings, Inc. (a)                                                                  1,518
            22   Luminex Corp. (a)                                                                             561
            21   Magellan Health Services, Inc. (a)                                                            915
            17   Martek Biosciences Corp. (a)                                                                  568
            23   Masimo Corp. (a)                                                                              919
           159   McKesson Corp.                                                                              9,187
            70   Medarex, Inc. (a)                                                                             517
           284   Medco Health Solutions, Inc. (a)                                                           13,305
            28   Medicines Co. (The) (a)                                                                       682
            30   Medicis Pharmaceutical Corp. - Class A                                                        621
           627   Medtronic, Inc.                                                                            34,234
            23   Mentor Corp.                                                                                  568
         1,199   Merck & Co., Inc.                                                                          42,768
            20   Meridian Bioscience, Inc.                                                                     568
            29   Millipore Corp. (a)                                                                         2,175
             8   Molina Healthcare, Inc. (a)                                                                   252
           166   Mylan, Inc. (a)                                                                             2,140
            23   Myriad Genetics, Inc. (a)                                                                   1,569
            19   NuVasive, Inc. (a)                                                                            905
            66   Omnicare, Inc.                                                                              2,128
            30   Onyx Pharmaceuticals, Inc. (a)                                                              1,226
            31   OSI Pharmaceuticals, Inc. (a)                                                               1,565
            22   Owens & Minor, Inc.                                                                         1,015
            20   Par Pharmaceutical Cos., Inc. (a)                                                             285
            30   Parexel International Corp. (a)                                                               953
            70   Patterson Cos., Inc. (a)                                                                    2,278
            82   PDL BioPharma, Inc.                                                                           990
            26   Pediatrix Medical Group, Inc. (a)                                                           1,481
            67   PerkinElmer, Inc.                                                                           1,903
            42   Perrigo Co.                                                                                 1,469
         3,815   Pfizer, Inc.                                                                               72,905
            57   Pharmaceutical Product Development, Inc.                                                    2,326
            23   Phase Forward, Inc. (a)                                                                       444
            37   PSS World Medical, Inc. (a)                                                                   676
            29   Psychiatric Solutions, Inc. (a)                                                             1,095
            82   Quest Diagnostics, Inc.                                                                     4,432
            56   Regeneron Pharmaceuticals, Inc. (a)                                                         1,216
            41   Resmed, Inc. (a)                                                                            1,919
            22   Rigel Pharmaceuticals, Inc. (a)                                                               520
            29   Savient Pharmaceuticals, Inc. (a)                                                             659
           903   Schering-Plough Corp.                                                                      17,518
            18   Sciele Pharma, Inc.                                                                           347
            24   Seattle Genetics, Inc. (a)                                                                    268
            58   Sepracor, Inc. (a)                                                                          1,067
            10   Sirona Dental Systems, Inc. (a)                                                               275
           187   St. Jude Medical, Inc. (a)                                                                  8,570
            35   STERIS Corp.                                                                                1,287
           175   Stryker Corp.                                                                              11,758
            24   Sun Healthcare Group, Inc. (a)                                                                412
            24   Sunrise Senior Living, Inc. (a)                                                               488
            20   Techne Corp. (a)                                                                            1,543
           257   Tenet Healthcare Corp. (a)                                                                  1,550
            26   Theravance, Inc. (a)                                                                          354
           236   Thermo Fisher Scientific, Inc. (a)                                                         14,292
            26   Thoratec Corp. (a)                                                                            693
            14   United Therapeutics Corp. (a)                                                               1,486
           686   UnitedHealth Group, Inc.                                                                   20,889
            21   Universal American Corp. (a)                                                                  276
            27   Universal Health Services, Inc. - Class B                                                   1,668
            51   Valeant Pharmaceuticals International (a)                                                     934
            69   Varian Medical Systems, Inc. (a)                                                            4,358
            17   Varian, Inc. (a)                                                                              845
            45   VCA Antech, Inc. (a)                                                                        1,383
            81   Vertex Pharmaceuticals, Inc. (a)                                                            2,176
             4   Vital Signs, Inc.                                                                             295
            13   Volcano Corp. (a)                                                                             239
            47   Warner Chilcott, Ltd. - Class A (Bermuda) (a)                                                 752
            55   Waters Corp. (a)                                                                            3,754
            55   Watson Pharmaceuticals, Inc. (a)                                                            1,667
            20   WellCare Health Plans, Inc. (a)                                                               835
           294   WellPoint, Inc. (a)                                                                        15,520
            19   Wright Medical Group, Inc. (a)                                                                585
           744   Wyeth                                                                                      32,200
            12   XenoPort, Inc. (a)                                                                            586
           131   Zimmer Holdings, Inc. (a)                                                                   9,483
            12   Zoll Medical Corp. (a)                                                                        417
            21   Zymogenetics, Inc. (a)                                                                        175
                                                                                                   ----------------
                                                                                                           946,092
                                                                                                   ----------------
                 INDUSTRIALS - 8.5%
            24   ABM Industries, Inc.                                                                          631
            14   Administaff, Inc.                                                                             384
            10   Advisory Board Co. (The) (a)                                                                  309
            40   Aecom Technology Corp. (a)                                                                  1,278
            23   Alaska Air Group, Inc. (a)                                                                    483
            23   Alexander & Baldwin, Inc.                                                                   1,029
             8   Allegiant Travel Co. (a)                                                                      248
           216   Allied Waste Industries, Inc. (a)                                                           2,903
             4   Amerco, Inc. (a)                                                                              167
            24   American Commercial Lines, Inc. (a)                                                           295
            21   American Reprographics Co. (a)                                                                372
           126   AMR Corp. (a)                                                                               1,302
            16   Apogee Enterprises, Inc.                                                                      320
            12   Arkansas Best Corp.                                                                           415
             9   Atlas Air Worldwide Holdings, Inc. (a)                                                        520
            55   Avis Budget Group, Inc. (a)                                                                   419
            22   Brink's Co. (The)                                                                           1,535
           158   Burlington Northern Santa Fe Corp.                                                         16,969
            93   CH Robinson Worldwide, Inc.                                                                 4,846
            15   Chart Industries, Inc. (a)                                                                    693
            42   ChoicePoint, Inc. (a)                                                                       2,044
            74   Cintas Corp.                                                                                2,279
             9   Clean Harbors, Inc. (a)                                                                       730
             8   Consolidated Graphics, Inc. (a)                                                               311
            52   Continental Airlines, Inc. - Class B (a)                                                      845
            25   Con-way, Inc.                                                                               1,228
            36   Copart, Inc. (a)                                                                            1,584
            20   Corporate Executive Board Co.                                                                 728
            66   Corrections Corp. of America (a)                                                            1,756
            10   CoStar Group, Inc. (a)                                                                        528
            70   Covanta Holding Corp. (a)                                                                   1,947
           225   CSX Corp.                                                                                  14,553
           148   Delta Air Lines, Inc. (a)                                                                   1,203
            28   Deluxe Corp.                                                                                  462
            38   Donaldson Co., Inc.                                                                         1,669
            32   Dun & Bradstreet Corp.                                                                      2,943
            23   Eagle Bulk Shipping, Inc. (Marshall Islands)                                                  609
            34   EMCOR Group, Inc. (a)                                                                       1,158
            19   EnergySolutions, Inc.                                                                         351
            72   Equifax, Inc.                                                                               2,544
            23   Excel Maritime Carriers, Ltd. (Liberia)                                                       821
           116   Expeditors International Washington, Inc.                                                   4,186
            76   Fastenal Co.                                                                                3,947
           158   FedEx Corp.                                                                                13,086
            98   Fluor Corp.                                                                                 7,853
            17   Forward Air Corp.                                                                             600
            78   Foster Wheeler, Ltd. (Bermuda) (a)                                                          3,876
            28   FTI Consulting, Inc. (a)                                                                    2,055
            12   G&K Services, Inc. - Class A                                                                  414
            25   GATX Corp.                                                                                  1,096
            17   Genco Shipping & Trading, Ltd. (Marshall Islands)                                           1,067
            20   Genesee & Wyoming, Inc. - Class A (a)                                                         860
            27   Geo Group, Inc. (The) (a)                                                                     597
            19   Granite Construction, Inc.                                                                    697
            20   Healthcare Services Group                                                                     390
            33   Heartland Express, Inc.                                                                       545
            72   Hertz Global Holdings, Inc. (a)                                                               685
            21   HUB Group, Inc. - Class A (a)                                                                 839
            10   Huron Consulting Group, Inc. (a)                                                              645
            15   Innerworkings, Inc. (a)                                                                       178
            16   Interline Brands, Inc. (a)                                                                    257
            99   Iron Mountain, Inc. (a)                                                                     2,862
            66   Jacobs Engineering Group, Inc. (a)                                                          4,872
            56   JB Hunt Transport Services, Inc.                                                            2,041
            90   JetBlue Airways Corp. (a)                                                                     546
            42   Kansas City Southern (a)                                                                    2,160
            91   KBR, Inc.                                                                                   2,234
            13   Kelly Services, Inc. - Class A                                                                251
            29   Kirby Corp. (a)                                                                             1,328
            30   Knight Transportation, Inc.                                                                   537
            23   Korn/Ferry International (a)                                                                  409
            30   Landstar System, Inc.                                                                       1,471
            10   Layne Christensen Co. (a)                                                                     549
            35   Lennox International, Inc.                                                                  1,295
            46   Manpower, Inc.                                                                              2,211
            12   Mcgrath Rentcorp                                                                              342
            63   Monster Worldwide, Inc. (a)                                                                 1,231
            56   MPS Group, Inc. (a)                                                                           645
            26   MSC Industrial Direct Co. - Class A                                                         1,324
            23   Navigant Consulting, Inc. (a)                                                                 398
            43   Navios Maritime Holdings, Inc. (Marshall Islands)                                             454
           210   Norfolk Southern Corp.                                                                     15,441
           128   Northwest Airlines Corp. (a)                                                                1,252
            18   Old Dominion Freight Line, Inc. (a)                                                           599
            66   Pall Corp.                                                                                  2,680
            54   Pentair, Inc.                                                                               1,984
            11   Perini Corp. (a)                                                                              294
            20   Republic Airways Holdings, Inc. (a)                                                           173
            93   Republic Services, Inc.                                                                     3,057
            25   Resources Connection, Inc. (a)                                                                604
            91   Robert Half International, Inc.                                                             2,330
            28   Rollins, Inc.                                                                                 497
           119   RR Donnelley & Sons Co.                                                                     3,318
            26   RSC Holdings, Inc. (a)                                                                        264
            33   Ryder System, Inc.                                                                          2,129
            35   Skywest, Inc.                                                                                 598
           403   Southwest Airlines Co.                                                                      6,138
            48   Stericycle, Inc. (a)                                                                        2,846
             9   TAL International Group, Inc.                                                                 221
            31   Tetra Tech, Inc. (a)                                                                          886
            26   TrueBlue, Inc. (a)                                                                            431
            63   UAL Corp.                                                                                     700
           288   Union Pacific Corp.                                                                        24,163
           380   United Parcel Service, Inc. - Class B                                                      24,366
            40   United Rentals, Inc. (a)                                                                      648
            43   URS Corp. (a)                                                                               2,062
            46   US Airways Group, Inc. (a)                                                                    390
            11   Viad Corp.                                                                                    344
            37   Waste Connections, Inc. (a)                                                                 1,343
           277   Waste Management, Inc.                                                                      9,745
            23   Watson Wyatt Worldwide, Inc. - Class A                                                      1,348
            29   Werner Enterprises, Inc.                                                                      661
            37   WW Grainger, Inc.                                                                           3,331
            31   YRC Worldwide, Inc. (a)                                                                       561
                                                                                                   ----------------
                                                                                                           261,848
                                                                                                   ----------------
                 INFORMATION TECHNOLOGY - 6.1%
            37   Acxiom Corp.                                                                                  535
            43   Alliance Data Systems Corp. (a)                                                             2,762
            67   Arrow Electronics, Inc. (a)                                                                 2,224
           294   Automatic Data Processing, Inc.                                                            13,048
            81   Avnet, Inc. (a)                                                                             2,377
             7   Bankrate, Inc. (a)                                                                            226
            24   Blackbaud, Inc.                                                                               485
            14   Blackboard, Inc. (a)                                                                          559
            76   Broadridge Financial Solutions, Inc.                                                        1,518
            16   CACI International, Inc. - Class A (a)                                                        810
            21   Checkpoint Systems, Inc. (a)                                                                  447
            75   Convergys Corp. (a)                                                                         1,106
            38   Cybersource Corp. (a)                                                                         653
            22   Digital River, Inc. (a)                                                                       962
            28   DST Systems, Inc. (a)                                                                       1,729
           631   eBay, Inc. (a)                                                                             15,731
            19   Equinix, Inc. (a)                                                                           1,530
            25   Euronet Worldwide, Inc. (a)                                                                   470
            24   Factset Research Systems, Inc.                                                              1,505
            31   Fair Isaac Corp.                                                                              716
           105   Fidelity National Information Services, Inc.                                                2,294
            91   Fiserv, Inc. (a)                                                                            4,719
            10   Forrester Research, Inc. (a)                                                                  346
            38   Gartner, Inc. (a)                                                                           1,004
            20   Genpact, Ltd. (Bermuda) (a)                                                                   283
            43   Global Payments, Inc.                                                                       2,073
           133   Google, Inc. - Class A (a)                                                                 61,618
            10   GSI Commerce, Inc. (a)                                                                        161
            16   Heartland Payment Systems, Inc.                                                               361
            55   Hewitt Associates, Inc. - Class A (a)                                                       2,212
            54   IAC/InterActiveCorp (a)                                                                      896
            80   Ingram Micro, Inc. - Class A (a)                                                            1,513
            26   Insight Enterprises, Inc. (a)                                                                 433
            45   Jack Henry & Associates, Inc.                                                                 901
            40   Mastercard, Inc. - Class A                                                                  9,702
            12   MAXIMUS, Inc.                                                                                 444
            50   Metavante Technologies, Inc. (a)                                                            1,182
            21   Mettler Toledo International, Inc. (a)                                                      2,209
             5   MicroStrategy, Inc. - Class A (a)                                                             321
            41   Omniture, Inc. (a)                                                                            731
           185   Paychex, Inc.                                                                               6,305
            56   RealNetworks, Inc. (a)                                                                        371
            23   SRA International, Inc. - Class A (a)                                                         540
            11   Synchronoss Technologies, Inc. (a)                                                            139
             9   SYNNEX Corp. (a)                                                                              207
             7   Syntel, Inc.                                                                                  231
            30   Tech Data Corp. (a)                                                                         1,024
            22   TeleTech Holdings, Inc. (a)                                                                   339
           102   Teradata Corp. (a)                                                                          2,506
           108   Total System Services, Inc.                                                                 2,151
           194   Unisys Corp. (a)                                                                              793
            54   Valueclick, Inc. (a)                                                                          696
           250   Visa, Inc. - Class A                                                                       18,975
            22   VistaPrint Ltd. (Bermuda) (a)                                                                 731
           412   Western Union Co. (The)                                                                    11,379
            22   Wright Express Corp. (a)                                                                      655
                                                                                                   ----------------
                                                                                                           189,838
                                                                                                   ----------------
                 TELECOMMUNICATION SERVICES - 0.0%
            31   Premiere Global Services, Inc. (a)                                                            469
                                                                                                   ----------------

                 TOTAL COMMON STOCK - 99.4%
                 (Cost $3,724,456)                                                                       3,078,578
                                                                                                   ----------------

                 TRACKING STOCK (b) - 0.2%
                 CONSUMER DISCRETIONARY - 0.1%
           318   Liberty Media Corp. - Interactive - Class A (a)                                             4,322
                                                                                                   ----------------

                 HEALTH CARE - 0.1%
            99   Applied Biosystems, Inc.                                                                    3,613
                                                                                                   ----------------

                 TOTAL TRACKING STOCK  - 0.2%                                                                7,935
                 (Cost $9,027)                                                                     ----------------

                 MASTER LIMITED PARTNERSHIPS - 0.1%
                 FINANCIALS - 0.1%
            28   Lazard, Ltd. - Class A (Bermuda)                                                            1,187
                 (Cost $1,134)                                                                     ----------------


                 TOTAL INVESTMENTS - 99.7%
                 (Cost $3,734,617)                                                                       3,087,700
                 Other Assets in excess of Liabilities- 0.3%                                                 9,496
                                                                                                   ----------------
                 NET ASSETS - 100.0%                                                                   $ 3,097,196
                                                                                                   ================


REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.


Securities are classified by sectors that represent broad groupings of related industries.

-----------------------------------------------------------------------
                         Country Allocation*
-----------------------------------------------------------------------
United States                                                    97.7%
Bermuda                                                           1.4%
Switzerland                                                       0.3%
Panama                                                            0.3%
Liberia                                                           0.1%
Marshall Islands                                                  0.1%
Cayman Islands                                                    0.1%
Puerto Rico                                                       0.0%
-----------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $ 3,088                 $ -              $ 3,088
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                           $ 3,088                 $ -              $ 3,088
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 8/31/08                           $ -                 $ -                  $ -
                                       =================   =================   ==================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

UEM | CLAYMORE U.S. -1 - THE CAPITAL MARKETS INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

NUMBER OF SHARES  DESCRIPTION                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS  - 74.5%
                  COMMON STOCKS  - 46.3%
                  CONSUMER DISCRETIONARY - 4.7%
              42  Abercrombie & Fitch Co. - Class A                                                        $   2,203
              74  Advance Auto Parts, Inc.                                                                     3,185
             147  Amazon.com, Inc. (a)                                                                        11,879
             147  American Eagle Outfitters, Inc.                                                              2,212
              72  Apollo Group, Inc. - Class A (a)                                                             4,585
              26  Autozone, Inc. (a)                                                                           3,568
             120  Bed Bath & Beyond, Inc. (a)                                                                  3,679
             134  Best Buy Co., Inc.                                                                           5,999
              45  Black & Decker Corp.                                                                         2,846
              68  BorgWarner, Inc.                                                                             2,812
             106  Burger King Holdings, Inc.                                                                   2,631
             155  Cablevision Systems Corp. - Class A                                                          5,002
             151  Carmax, Inc. (a)                                                                             2,235
             211  Carnival Corp. (Panama)                                                                      7,820
             256  CBS Corp. - Class B                                                                          4,142
              32  Chipotle Mexican Grill, Inc. - Class A (a)                                                   2,218
             144  Coach, Inc. (a)                                                                              4,174
             948  Comcast Corp. - Class A                                                                     20,079
             102  Darden Restaurants, Inc.                                                                     2,988
              48  DeVry, Inc.                                                                                  2,476
              95  Dick's Sporting Goods, Inc. (a)                                                              2,174
             345  DIRECTV Group, Inc. (The) (a)                                                                9,732
             146  Discovery Holding Co. - Class A (a)                                                          2,954
             183  DISH Network Corp. - Class A (a)                                                             5,162
             186  DR Horton, Inc.                                                                              2,317
             169  Eastman Kodak Co.                                                                            2,736
              25  EW Scripps Co. - Class A                                                                       182
             142  Expedia, Inc. (a)                                                                            2,508
             837  Ford Motor Co. (a)                                                                           3,733
              59  Fortune Brands, Inc.                                                                         3,470
              75  GameStop Corp. - Class A (a)                                                                 3,290
             140  Gannett Co., Inc.                                                                            2,491
             254  Gap, Inc. (The)                                                                              4,940
             232  General Motors Corp.                                                                         2,320
              76  Genuine Parts Co.                                                                            3,224
             123  Goodyear Tire & Rubber Co. (The) (a)                                                         2,412
             184  H&R Block, Inc.                                                                              4,699
             121  Harley-Davidson, Inc.                                                                        4,813
             104  Hasbro, Inc.                                                                                 3,890
             464  Home Depot, Inc.                                                                            12,584
              29  HSN, Inc. (a)                                                                                  425
             103  International Game Technology                                                                2,207
             377  Interpublic Group of Cos., Inc. (a)                                                          3,544
              29  Interval Leisure Group, Inc. (a)                                                               377
             102  JC Penney Co., Inc.                                                                          3,975
             190  Johnson Controls, Inc.                                                                       5,875
             116  Kohl's Corp. (a)                                                                             5,704
              84  Lamar Advertising Co. - Class A (a)                                                          3,121
             124  Las Vegas Sands Corp. (a)                                                                    5,879
             126  Lennar Corp. - Class A                                                                       1,657
             128  Liberty Global, Inc. - Class A (a)                                                           4,503
             439  Lowe's Cos., Inc.                                                                           10,817
             191  Ltd Brands, Inc.                                                                             3,973
             189  Macy's, Inc.                                                                                 3,935
             133  Marriott International, Inc. - Class A                                                       3,752
             181  Mattel, Inc.                                                                                 3,499
             309  McDonald's Corp.                                                                            19,158
             131  McGraw-Hill Cos., Inc. (The)                                                                 5,612
             107  MGM Mirage (a)                                                                               3,765
              44  Mohawk Industries, Inc. (a)                                                                  3,038
             143  Newell Rubbermaid, Inc.                                                                      2,588
             915  News Corp. - Class A                                                                        12,956
             136  Nike, Inc. - Class B                                                                         8,243
             117  Nordstrom, Inc.                                                                              3,639
             245  Office Depot, Inc. (a)                                                                       1,725
             105  Omnicom Group, Inc.                                                                          4,451
              65  Penn National Gaming, Inc. (a)                                                               2,198
              56  Polo Ralph Lauren Corp.                                                                      4,249
              23  priceline.com, Inc. (a)                                                                      2,138
           1,981  Proliance International, Inc. (a)                                                            2,337
             175  Pulte Homes, Inc.                                                                            2,539
             101  Ross Stores, Inc.                                                                            4,061
              52  Sears Holdings Corp. (a)                                                                     4,781
              58  Sherwin-Williams Co. (The)                                                                   3,396
           2,125  Sirius XM Radio, Inc. (a)                                                                    2,826
              59  Stanley Works (The)                                                                          2,829
             209  Staples, Inc.                                                                                5,058
             287  Starbucks Corp. (a)                                                                          4,466
              87  Starwood Hotels & Resorts Worldwide, Inc.                                                    3,154
             229  Target Corp.                                                                                12,141
             213  Thomson Reuters Corp. (Canada)                                                               7,161
              29  Ticketmaster (a)                                                                               621
              78  Tiffany & Co.                                                                                3,445
             293  Time Warner Cable, Inc. (a)                                                                  7,838
           1,085  Time Warner, Inc. - Class A                                                                 17,761
             122  TJX Cos., Inc.                                                                               4,421
              99  Urban Outfitters, Inc. (a)                                                                   3,526
              50  VF Corp.                                                                                     3,962
             232  Viacom, Inc. - Class B (a)                                                                   6,839
             255  Virgin Media, Inc.                                                                           2,907
             541  Walt Disney Co. (The)                                                                       17,501
               6  Washington Post Co. (The) - Class B                                                          3,579
              67  Weight Watchers International, Inc.                                                          2,653
              39  Whirlpool Corp.                                                                              3,173
             142  Wyndham Worldwide Corp.                                                                      2,738
              46  Wynn Resorts Ltd.                                                                            4,389
             151   Yum! Brands, Inc.                                                                           5,388
                                                                                                           ---------
                                                                                                             458,857
                                                                                                           ---------
                  CONSUMER STAPLES - 4.5%
             547  Altria Group, Inc.                                                                          11,503
             183  Anheuser-Busch Cos., Inc.                                                                   12,418
             229  Archer-Daniels-Midland Co.                                                                   5,830
             162  Avon Products, Inc.                                                                          6,938
              60  Brown-Forman Corp. - Class B                                                                 4,321
              53  Bunge Ltd. (Bermuda)                                                                         4,736
             156  Campbell Soup Co.                                                                            5,742
              58  Church & Dwight Co., Inc.                                                                    3,625
              70  Clorox Co.                                                                                   4,137
             619  Coca-Cola Co. (The)                                                                         32,231
             204  Coca-Cola Enterprises, Inc.                                                                  3,482
             142  Colgate-Palmolive Co.                                                                       10,796
             223  ConAgra Foods, Inc.                                                                          4,743
             167  Constellation Brands, Inc. - Class A (a)                                                     3,525
             145  Costco Wholesale Corp.                                                                       9,724
             458  CVS/Caremark Corp.                                                                          16,763
             158  Dean Foods Co. (a)                                                                           3,977
              38  Energizer Holdings, Inc. (a)                                                                 3,228
              98  Estee Lauder Cos., Inc. (The) - Class A                                                      4,877
             106  General Mills, Inc.                                                                          7,015
              66  Hansen Natural Corp. (a)                                                                     1,814
             121  Hershey Co. (The)                                                                            4,367
             117  HJ Heinz Co.                                                                                 5,887
              91  Hormel Foods Corp.                                                                           3,245
             122  Kellogg Co.                                                                                  6,642
             125  Kimberly-Clark Corp.                                                                         7,710
             458  Kraft Foods, Inc. - Class A                                                                 14,431
             262  Kroger Co. (The)                                                                             7,236
             101  McCormick & Co., Inc.                                                                        4,085
              73  Molson Coors Brewing Co. - Class B                                                           3,478
             126  Pepsi Bottling Group, Inc.                                                                   3,727
             409  PepsiCo, Inc.                                                                               28,008
             877  Procter & Gamble Co.                                                                        61,188
             100  Reynolds American, Inc.                                                                      5,298
             194  Safeway, Inc.                                                                                5,110
             344  Sara Lee Corp.                                                                               4,644
             119  Smithfield Foods, Inc. (a)                                                                   2,393
             131  SUPERVALU, Inc.                                                                              3,038
             231  SYSCO Corp.                                                                                  7,353
             226  Tyson Foods, Inc. - Class A                                                                  3,282
              75  USANA Health Services, Inc. (a)                                                              2,840
              81  UST, Inc.                                                                                    4,341
             337  Walgreen Co.                                                                                12,277
           1,139  Wal-Mart Stores, Inc.                                                                       67,281
              91  Whole Foods Market, Inc.                                                                     1,666
             102  WM Wrigley Jr. Co.                                                                           8,107
                                                                                                           ---------
                                                                                                             439,059
                                                                                                           ---------
                  ENERGY - 5.8%
             158  Anadarko Petroleum Corp.                                                                     9,753
             107  Apache Corp.                                                                                12,239
              75  Arch Coal, Inc.                                                                              4,068
             120  Baker Hughes, Inc.                                                                           9,601
             186  BJ Services Co.                                                                              4,994
              68  Cabot Oil & Gas Corp.                                                                        3,022
              98  Cameron International Corp. (a)                                                              4,566
             184  Chesapeake Energy Corp.                                                                      8,906
             584  Chevron Corp.                                                                               50,411
              96  CNX Gas Corp. (a)                                                                            2,913
             452  ConocoPhillips                                                                              37,295
              72  Consol Energy, Inc.                                                                          4,875
             113  Continental Resources, Inc. (a)                                                              5,669
             122  Denbury Resources, Inc. (a)                                                                  3,037
             141  Devon Energy Corp.                                                                          14,389
              52  Diamond Offshore Drilling, Inc.                                                              5,715
             305  El Paso Corp.                                                                                5,112
              76  ENSCO International, Inc.                                                                    5,151
              87  EOG Resources, Inc.                                                                          9,085
              52  Exterran Holdings, Inc. (a)                                                                  2,377
           1,616  Exxon Mobil Corp.                                                                          129,296
              70  FMC Technologies, Inc. (a)                                                                   3,749
              67  Forest Oil Corp. (a)                                                                         3,814
              91  Frontier Oil Corp.                                                                           1,763
             278  Halliburton Co.                                                                             12,215
              83  Helmerich & Payne, Inc.                                                                      4,741
             114  Hess Corp.                                                                                  11,937
              43  IHS, Inc. - Class A (a)                                                                      2,759
             251  Marathon Oil Corp.                                                                          11,313
              75  Murphy Oil Corp.                                                                             5,890
             172  National Oilwell Varco, Inc. (a)                                                            12,682
              74  Newfield Exploration Co. (a)                                                                 3,346
             118  Noble Corp. (Cayman Islands)                                                                 5,934
              69  Noble Energy, Inc.                                                                           4,949
             235  Occidental Petroleum Corp.                                                                  18,650
             114  Peabody Energy Corp.                                                                         7,176
              80  Pioneer Natural Resources Co.                                                                5,054
              71  Plains Exploration & Production Co. (a)                                                      3,827
             118  Pride International, Inc. (a)                                                                4,532
             100  Quicksilver Resources, Inc. (a)                                                              2,419
              71  Range Resources Corp.                                                                        3,296
              93  Rowan Cos., Inc.                                                                             3,435
              88  SandRidge Energy, Inc. (a)                                                                   3,080
             359  Schlumberger Ltd. (Netherlands Antilles)                                                    33,825
              93  Smith International, Inc.                                                                    6,482
             156  Southwestern Energy Co. (a)                                                                  5,986
             264  Spectra Energy Corp.                                                                         6,985
              75  Sunoco, Inc.                                                                                 3,329
             103  Tesoro Corp.                                                                                 1,911
              93  Transocean, Inc. (Cayman Islands)                                                           11,830
              67  Ultra Petroleum Corp. (Canada) (a)                                                           4,566
             201  Valero Energy Corp.                                                                          6,987
             234  Weatherford International Ltd. (Bermuda) (a)                                                 9,028
             186  Williams Cos., Inc.                                                                          5,746
             152  XTO Energy, Inc.                                                                             7,662
                                                                                                           ---------
                                                                                                             573,372
                                                                                                           ---------
                  FINANCIALS - 7.0%
              92  Aflac, Inc.                                                                                  5,216
             172  Allstate Corp. (The)                                                                         7,762
              73  AMB Property Corp. - REIT                                                                    3,313
             113  American Capital Ltd.                                                                        2,457
             302  American Express Co.                                                                        11,983
             682  American International Group, Inc.                                                          14,656
              96  Ameriprise Financial, Inc.                                                                   4,315
             191  Annaly Capital Management, Inc. - REIT                                                       2,857
             111  AON Corp.                                                                                    5,271
              99  Apartment Investment & Management Co. - Class A, REIT                                        3,509
              60  Assurant, Inc.                                                                               3,506
              44  AvalonBay Communities, Inc. - REIT                                                           4,400
           1,345  Bank of America Corp.                                                                       41,883
             335  Bank of New York Mellon Corp. (The)                                                         11,594
             216  BB&T Corp.                                                                                   6,480
              40  BlackRock, Inc.                                                                              8,690
              59  BOK Financial Corp.                                                                          2,570
              53  Boston Properties, Inc. - REIT                                                               5,431
             155  Capital One Financial Corp.                                                                  6,842
             189  CB Richard Ellis Group, Inc. - Class A (a)                                                   2,470
             401  Charles Schwab Corp. (The)                                                                   9,620
             108  Chubb Corp.                                                                                  5,185
             113  Cincinnati Financial Corp.                                                                   3,349
             132  CIT Group, Inc.                                                                              1,361
           1,544  Citigroup, Inc.                                                                             29,321
              17  CME Group, Inc.                                                                              5,701
             169  CNA Financial Corp.                                                                          4,739
             113  Comerica, Inc.                                                                               3,174
              96  Developers Diversified Realty Corp. - REIT                                                   3,217
             231  Discover Financial Services                                                                  3,800
             125  E*Trade Financial Corp. (a)                                                                    400
              94  Eaton Vance Corp.                                                                            3,357
             122  Equity Residential - REIT                                                                    5,148
             355  Federal National Mortgage Association                                                        2,428
              47  Federal Realty Investment Trust - REIT                                                       3,566
             198  Fidelity National Financial, Inc. - Class A                                                  2,778
             237  Fifth Third BanCorp.                                                                         3,740
              89  First American Corp.                                                                         2,249
             111  Forest City Enterprises, Inc. - Class A                                                      3,192
              71  Franklin Resources, Inc.                                                                     7,420
             275  Freddie Mac                                                                                  1,240
             125  General Growth Properties, Inc. - REIT                                                       3,241
             208  Genworth Financial, Inc. - Class A                                                           3,338
             126  Goldman Sachs Group, Inc. (The)                                                             20,660
             109  Hartford Financial Services Group, Inc.                                                      6,876
             130  HCP, Inc. - REIT                                                                             4,709
              78  Health Care REIT, Inc. - REIT                                                                4,046
             270  Host Hotels & Resorts, Inc. - REIT                                                           3,861
             238  Hudson City BanCorp, Inc.                                                                    4,389
             262  Huntington Bancshares, Inc.                                                                  1,918
              30  IntercontinentalExchange, Inc. (a)                                                           2,641
             120  Janus Capital Group, Inc.                                                                    3,236
           1,010  JPMorgan Chase & Co.                                                                        38,875
             207  KeyCorp                                                                                      2,486
             127  Kimco Realty Corp.- REIT                                                                     4,717
              65  Legg Mason, Inc.                                                                             2,894
             198  Lehman Brothers Holdings, Inc.                                                               3,186
              88  Leucadia National Corp.                                                                      4,074
             109  Lincoln National Corp.                                                                       5,533
             229  Loews Corp.                                                                                  9,945
              50  M&T Bank Corp.                                                                               3,567
              58  Macerich Co. (The) - REIT                                                                    3,592
               8  Markel Corp. (a)                                                                             2,960
             195  Marsh & McLennan Cos., Inc.                                                                  6,226
             154  Marshall & Ilsley Corp.                                                                      2,372
             297  Merrill Lynch & Co., Inc.                                                                    8,420
             193  MetLife, Inc.                                                                               10,461
              43  MGIC Investment Corp.                                                                          362
             127  Moody's Corp.                                                                                5,164
             353  Morgan Stanley                                                                              14,413
              85  Nasdaq OMX Group (The) (a)                                                                   2,779
             299  National City Corp.                                                                          1,507
              89  Nationwide Financial Services - Class A                                                      4,578
             193  New York Community BanCorp, Inc.                                                             3,183
              75  Northern Trust Corp.                                                                         6,029
             105  NYSE Euronext                                                                                4,262
             113  Och-Ziff Capital Management Group LLC - Class A                                              2,017
             260  Old Republic International Corp.                                                             2,842
             218  People's United Financial, Inc.                                                              3,907
              79  Plum Creek Timber Co., Inc. - REIT                                                           3,920
             112  PNC Financial Services Group, Inc.                                                           8,058
              95  Principal Financial Group, Inc.                                                              4,350
             263  Progressive Corp. (The)                                                                      4,858
              95  Prologis - REIT                                                                              4,091
             126  Prudential Financial, Inc.                                                                   9,287
              65  Public Storage - REIT                                                                        5,741
              60  Regency Centers Corp. - REIT                                                                 3,718
             297  Regions Financial Corp.                                                                      2,753
              65  Reinsurance Group of America, Inc.                                                           3,130
              88  Safeco Corp.                                                                                 5,949
             135  SEI Investments Co.                                                                          3,189
              71  Simon Property Group, Inc. - REIT                                                            6,736
              47  SL Green Realty Corp. - REIT                                                                 4,042
             223  SLM Corp. (a)                                                                                3,682
             289  Sovereign BanCorp., Inc.                                                                     2,792
             121  State Street Corp.                                                                           8,188
             133  SunTrust Banks, Inc.                                                                         5,571
             265  Synovus Financial Corp.                                                                      2,438
             101  T. Rowe Price Group, Inc.                                                                    5,995
             257  TD Ameritrade Holding Corp. (a)                                                              5,251
             239  TFS Financial Corp.                                                                          2,921
              62  Torchmark Corp.                                                                              3,704
              52  Transatlantic Holdings, Inc.                                                                 3,125
             177  Travelers Cos., Inc. (The)                                                                   7,816
               5  Tree.com, Inc. (a)                                                                              37
              81  UnionBanCal Corp.                                                                            5,968
             190  Unum Group                                                                                   4,828
             452  US BanCorp.                                                                                 14,401
              83  Ventas, Inc. - REIT                                                                          3,770
              63  Vornado Realty Trust - REIT                                                                  6,266
             615  Wachovia Corp.                                                                               9,772
             383  Washington Mutual, Inc.                                                                      1,551
             946  Wells Fargo & Co.                                                                           28,635
               9  White Mountains Insurance Group Ltd. (Bermuda)                                               4,256
             135  WR Berkley Corp.                                                                             3,181
              79  Zions BanCorporation                                                                         2,120
                                                                                                           ---------
                                                                                                             685,546
                                                                                                           ---------
                  HEALTH CARE - 5.7%
             444  Abbott Laboratories                                                                         25,499
              11  Abraxis Bioscience, Inc. (a)                                                                   809
             184  Aetna, Inc.                                                                                  7,938
             120  Allergan, Inc.                                                                               6,704
              89  AmerisourceBergen Corp.                                                                      3,650
             358  Amgen, Inc. (a)                                                                             22,500
             118  Amylin Pharmaceuticals, Inc. (a)                                                             2,594
              72  Barr Pharmaceuticals, Inc. (a)                                                               4,863
             167  Baxter International, Inc.                                                                  11,316
              48  Beckman Coulter, Inc.                                                                        3,543
              61  Becton Dickinson & Co.                                                                       5,330
             114  Biogen Idec, Inc. (a)                                                                        5,806
              68  BioMarin Pharmaceutical, Inc. (a)                                                            2,050
             511  Boston Scientific Corp. (a)                                                                  6,418
             629  Bristol-Myers Squibb Co.                                                                    13,423
             114  Cardinal Health, Inc.                                                                        6,268
             156  Celgene Corp. (a)                                                                           10,811
              57  Cephalon, Inc. (a)                                                                           4,367
              76  Cerner Corp. (a)                                                                             3,500
              51  Charles River Laboratories International, Inc. (a)                                           3,346
             120  Cigna Corp.                                                                                  5,026
              41  Covance, Inc. (a)                                                                            3,868
              73  Coventry Health Care, Inc. (a)                                                               2,556
              39  CR Bard, Inc.                                                                                3,645
              75  DaVita, Inc. (a)                                                                             4,304
              78  Dentsply International, Inc.                                                                 3,057
             331  Eli Lilly & Co.                                                                             15,441
              96  Express Scripts, Inc. (a)                                                                    7,047
             151  Forest Laboratories, Inc. (a)                                                                5,389
             313  Genentech, Inc. (a)                                                                         30,909
             102  Genzyme Corp. (a)                                                                            7,987
             298  Gilead Sciences, Inc. (a)                                                                   15,699
              86  Health Net, Inc. (a)                                                                         2,378
              56  Henry Schein, Inc. (a)                                                                       3,275
             138  Hologic, Inc. (a)                                                                            2,928
              86  Hospira, Inc. (a)                                                                            3,471
              67  Humana, Inc. (a)                                                                             3,109
              52  Idexx Laboratories, Inc. (a)                                                                 2,928
              34  Illumina, Inc. (a)                                                                           2,928
              63  ImClone Systems, Inc. (a)                                                                    4,057
             169  IMS Health, Inc.                                                                             3,755
              14  Intuitive Surgical, Inc. (a)                                                                 4,134
              73  Inverness Medical Innovations, Inc. (a)                                                      2,593
              76  Invitrogen Corp. (a)                                                                         3,227
             793  Johnson & Johnson                                                                           55,851
              58  Kinetic Concepts, Inc. (a)                                                                   2,039
              53  Laboratory Corp. of America Holdings (a)                                                     3,877
              97  McKesson Corp.                                                                               5,605
             166  Medco Health Solutions, Inc. (a)                                                             7,777
             290  Medtronic, Inc.                                                                             15,834
             684  Merck & Co., Inc.                                                                           24,398
              51  Millipore Corp. (a)                                                                          3,826
             289  Mylan, Inc. (a)                                                                              3,725
             110  Patterson Cos., Inc. (a)                                                                     3,579
           2,019  Pfizer, Inc.                                                                                38,583
              80  Pharmaceutical Product Development, Inc.                                                     3,264
              88  Quest Diagnostics, Inc.                                                                      4,756
              73  Resmed, Inc. (a)                                                                             3,416
             587  Schering-Plough Corp.                                                                       11,388
             136  St. Jude Medical, Inc. (a)                                                                   6,233
             115  Stryker Corp.                                                                                7,727
             152  Thermo Fisher Scientific, Inc. (a)                                                           9,205
             398  UnitedHealth Group, Inc.                                                                    12,119
              70  Varian Medical Systems, Inc. (a)                                                             4,421
              59  Viropharma, Inc. (a)                                                                           864
              66  Waters Corp. (a)                                                                             4,505
             176  WellPoint, Inc. (a)                                                                          9,291
             421  Wyeth                                                                                       18,221
              85  Zimmer Holdings, Inc. (a)                                                                    6,153
                                                                                                           ---------
                                                                                                             561,103
                                                                                                           ---------
                  INDUSTRIALS - 5.6%
             204  3M Co.                                                                                      14,606
              53  AGCO Corp. (a)                                                                               3,266
             300  Allied Waste Industries, Inc. (a)                                                            4,032
              82  Ametek, Inc.                                                                                 3,980
             247  AMR Corp. (a)                                                                                2,552
              77  Avery Dennison Corp.                                                                         3,714
              85  BE Aerospace, Inc. (a)                                                                       2,036
             224  Boeing Co.                                                                                  14,685
             109  Burlington Northern Santa Fe Corp.                                                          11,707
             178  Caterpillar, Inc.                                                                           12,590
              83  CH Robinson Worldwide, Inc.                                                                  4,325
             124  Cintas Corp.                                                                                 3,819
             106  Cooper Industries Ltd. - Class A (Bermuda)                                                   5,050
             110  Covanta Holding Corp. (a)                                                                    3,060
             132  CSX Corp.                                                                                    8,538
              97  Cummins, Inc.                                                                                6,321
             105  Danaher Corp.                                                                                8,565
             130  Deere & Co.                                                                                  9,174
             239  Delta Air Lines, Inc. (a)                                                                    1,943
             114  Dover Corp.                                                                                  5,629
              36  Dun & Bradstreet Corp.                                                                       3,311
              67  Eaton Corp.                                                                                  4,903
             233  Emerson Electric Co.                                                                        10,904
              98  EnergySolutions, Inc.                                                                        1,810
              96  Equifax, Inc.                                                                                3,392
             107  Expeditors International of Washington, Inc.                                                 3,862
             100  Fastenal Co.                                                                                 5,193
              97  FedEx Corp.                                                                                  8,034
              31  First Solar, Inc. (a)                                                                        8,576
              36  Flowserve Corp.                                                                              4,756
              78  Fluor Corp.                                                                                  6,250
              66  Foster Wheeler Ltd. (Bermuda) (a)                                                            3,280
             122  General Dynamics Corp.                                                                      11,261
           2,969  General Electric Co.                                                                        83,429
              68  Goodrich Corp.                                                                               3,485
              63  Harsco Corp.                                                                                 3,316
             245  Hertz Global Holdings, Inc. (a)                                                              2,330
             225  Honeywell International, Inc.                                                               11,288
             181  Illinois Tool Works, Inc.                                                                    8,979
             124  Iron Mountain, Inc. (a)                                                                      3,585
              94  ITT Corp.                                                                                    5,993
              58  Jacobs Engineering Group, Inc. (a)                                                           4,282
             105  JB Hunt Transport Services, Inc.                                                             3,827
              15  John Bean Technologies Corp. (a)                                                               195
              54  Joy Global, Inc.                                                                             3,836
             107  KBR, Inc.                                                                                    2,627
              52  L-3 Communications Holdings, Inc.                                                            5,405
             113  Lockheed Martin Corp.                                                                       13,158
              85  Manitowoc Co., Inc. (The)                                                                    2,140
              59  Manpower, Inc.                                                                               2,836
             238  Masco Corp.                                                                                  4,536
              98  McDermott International, Inc. (Panama) (a)                                                   3,404
             105  Monster Worldwide, Inc. (a)                                                                  2,052
             137  Norfolk Southern Corp.                                                                      10,074
             112  Northrop Grumman Corp.                                                                       7,711
             205  Northwest Airlines Corp. (a)                                                                 2,005
             148  PACCAR, Inc.                                                                                 6,373
             108  Pall Corp.                                                                                   4,386
              79  Parker Hannifin Corp.                                                                        5,062
              91  Pitney Bowes, Inc.                                                                           3,108
              55  Precision Castparts Corp.                                                                    5,679
             143  Quanta Services, Inc. (a)                                                                    4,567
             133  Raytheon Co.                                                                                 7,979
             110  Republic Services, Inc.                                                                      3,616
             133  Robert Half International, Inc.                                                              3,405
              85  Rockwell Automation, Inc.                                                                    4,013
              86  Rockwell Collins, Inc.                                                                       4,523
              70  Roper Industries, Inc.                                                                       4,136
             123  RR Donnelley & Sons Co.                                                                      3,429
              53  Ryder System, Inc.                                                                           3,420
              49  Shaw Group, Inc. (The) (a)                                                                   2,427
             359  Southwest Airlines Co.                                                                       5,468
             141  Spirit Aerosystems Holdings, Inc. - Class A (a)                                              3,215
              34  SPX Corp.                                                                                    4,055
              56  Stericycle, Inc. (a)                                                                         3,321
               7  Sunpower Corp. - Class A (a)                                                                   683
              65  Terex Corp. (a)                                                                              3,269
             104  Textron, Inc.                                                                                4,274
              96  UAL Corp.                                                                                    1,067
             160  Union Pacific Corp.                                                                         13,424
             267  United Parcel Service, Inc. - Class B                                                       17,120
             270  United Technologies Corp.                                                                   17,709
              79  USG Corp. (a)                                                                                2,193
             154  Waste Management, Inc.                                                                       5,418
              54  WW Grainger, Inc.                                                                            4,862
                                                                                                           ---------
                                                                                                             547,818
                                                                                                           ---------
                  INFORMATION TECHNOLOGY - 7.7%
             153  Activision Blizzard, Inc. (a)                                                                5,021
             202  Adobe Systems, Inc. (a)                                                                      8,652
             476  Advanced Micro Devices, Inc. (a)                                                             2,994
              71  Affiliated Computer Services, Inc. - Class A (a)                                             3,780
             193  Agilent Technologies, Inc. (a)                                                               6,709
             100  Akamai Technologies, Inc. (a)                                                                2,290
              61  Alliance Data Systems Corp. (a)                                                              3,919
             226  Altera Corp.                                                                                 5,117
             126  Amphenol Corp. - Class A                                                                     5,988
             154  Analog Devices, Inc.                                                                         4,306
             283  Apple, Inc. (a)                                                                             47,977
             316  Applied Materials, Inc.                                                                      5,663
             127  Arrow Electronics, Inc. (a)                                                                  4,215
             126  Autodesk, Inc. (a)                                                                           4,477
             171  Automatic Data Processing, Inc.                                                              7,589
             113  Avnet, Inc. (a)                                                                              3,317
             112  BMC Software, Inc. (a)                                                                       3,647
             241  Broadcom Corp. - Class A (a)                                                                 5,798
             229  CA, Inc.                                                                                     5,475
           1,816  Cisco Systems, Inc. (a)                                                                     43,675
             112  Citrix Systems, Inc. (a)                                                                     3,390
             153  Cognizant Technology Solutions Corp. - Class A (a)                                           4,486
              92  Computer Sciences Corp. (a)                                                                  4,327
             566  Corning, Inc.                                                                               11,626
             684  Dell, Inc. (a)                                                                              14,863
              77  Dolby Laboratories, Inc. - Class A (a)                                                       3,134
              60  DST Systems, Inc. (a)                                                                        3,705
             426  eBay, Inc. (a)                                                                              10,620
             127  Electronic Arts, Inc. (a)                                                                    6,199
             777  EMC Corp. (a)                                                                               11,873
              98  Fidelity National Information Services, Inc.                                                 2,141
              81  Fiserv, Inc. (a)                                                                             4,201
             109  Flir Systems, Inc. (a)                                                                       3,891
              98  Google, Inc. - Class A (a)                                                                  45,402
             102  Harris Corp.                                                                                 5,341
              73  Hewitt Associates, Inc. - Class A (a)                                                        2,935
             720  Hewlett-Packard Co.                                                                         33,782
              73  IAC InterActiveCorp (a)                                                                      1,204
           1,645  Intel Corp.                                                                                 37,621
             383  International Business Machines Corp.                                                       46,623
             154  Intuit, Inc. (a)                                                                             4,631
             241  Juniper Networks, Inc. (a)                                                                   6,194
             105  Kla-Tencor Corp.                                                                             3,891
              97  Lam Research Corp. (a)                                                                       3,566
             140  Linear Technology Corp.                                                                      4,570
             607  LSI Corp. (a)                                                                                4,037
              46  Mastercard, Inc. - Class A                                                                  11,157
             101  McAfee, Inc. (a)                                                                             3,996
              93  MEMC Electronic Materials, Inc. (a)                                                          4,565
             133  Microchip Technology, Inc.                                                                   4,257
             481  Micron Technology, Inc. (a)                                                                  2,039
           2,821  Microsoft Corp.                                                                             76,985
             185  Molex, Inc.                                                                                  4,462
             951  Motorola, Inc.                                                                               8,958
             203  National Semiconductor Corp.                                                                 4,350
             181  NCR Corp. (a)                                                                                4,789
             249  Nvidia Corp. (a)                                                                             3,147
           1,511  Oracle Corp. (a)                                                                            33,136
             153  Paychex, Inc.                                                                                5,214
             487  QUALCOMM, Inc.                                                                              25,641
             163  Red Hat, Inc. (a)                                                                            3,423
              63  Salesforce.com, Inc. (a)                                                                     3,529
             149  SanDisk Corp. (a)                                                                            2,155
             398  Sun Microsystems, Inc. (a)                                                                   3,582
             343  Symantec Corp. (a)                                                                           7,652
             154  Teradata Corp. (a)                                                                           3,784
             399  Texas Instruments, Inc.                                                                      9,779
             149  Total System Services, Inc.                                                                  2,968
             109  VeriSign, Inc. (a)                                                                           3,485
             200  Visa, Inc. - Class A                                                                        15,180
             147  VMware, Inc. - Class A (a)                                                                   5,836
             157  Western Digital Corp. (a)                                                                    4,280
             282  Western Union Co. (The)                                                                      7,789
             449  Xerox Corp.                                                                                  6,255
             167  Xilinx, Inc.                                                                                 4,339
             465  Yahoo!, Inc. (a)                                                                             9,012
                                                                                                           ---------
                                                                                                             750,606
                                                                                                           ---------
                  MATERIALS - 2.1%
              55  Air Products & Chemicals, Inc.                                                               5,052
              55  Airgas, Inc.                                                                                 3,258
              54  AK Steel Holding Corp.                                                                       2,841
              89  Albemarle Corp.                                                                              3,537
             257  Alcoa, Inc.                                                                                  8,257
              51  Allegheny Technologies, Inc.                                                                 2,499
              63  Ball Corp.                                                                                   2,893
              81  Celanese Corp. - Class A                                                                     3,123
              28  CF Industries Holdings, Inc.                                                                 4,267
              50  Cleveland-Cliffs, Inc.                                                                       5,061
             116  Crown Holdings, Inc. (a)                                                                     3,218
             262  Dow Chemical Co. (The)                                                                       8,942
              44  Eastman Chemical Co.                                                                         2,654
              93  Ecolab, Inc.                                                                                 4,254
             213  EI Du Pont de Nemours & Co.                                                                  9,466
              46  FMC Corp.                                                                                    3,383
             129  Freeport-McMoRan Copper & Gold, Inc.                                                        11,522
             121  Huntsman Corp.                                                                               1,579
              72  International Flavors & Fragrances, Inc.                                                     2,895
             155  International Paper Co.                                                                      4,193
              51  Lubrizol Corp.                                                                               2,702
              31  Martin Marietta Materials, Inc.                                                              3,500
             113  MeadWestvaco Corp.                                                                           2,992
             157  Monsanto Co.                                                                                17,937
             146  Mosaic Co. (The)                                                                            15,584
             141  Newmont Mining Corp.                                                                         6,359
             102  Nucor Corp.                                                                                  5,355
              63  Owens-Illinois, Inc. (a)                                                                     2,810
             123  Pactiv Corp. (a)                                                                             3,305
              69  PPG Industries, Inc.                                                                         4,337
              87  Praxair, Inc.                                                                                7,816
              49  Reliance Steel & Aluminum Co.                                                                2,793
              66  Rohm & Haas Co.                                                                              4,953
             119  Sealed Air Corp.                                                                             2,883
              51  Sigma-Aldrich Corp.                                                                          2,895
             303  Southern Copper Corp.                                                                        7,736
             106  Steel Dynamics, Inc.                                                                         2,632
              60  Terra Industries, Inc.                                                                       3,015
             143  Titanium Metals Corp.                                                                        2,061
              46  United States Steel Corp.                                                                    6,121
              59  Vulcan Materials Co.                                                                         4,416
              89  Weyerhaeuser Co.                                                                             4,939
                                                                                                           ---------
                                                                                                             210,035
                                                                                                           ---------
                  TELECOMMUNICATIONS SERVICES - 1.4%
             142  American Tower Corp. - Class A (a)                                                           5,869
           1,727  AT&T, Inc.                                                                                  55,247
              94  CenturyTel, Inc.                                                                             3,631
             114  Crown Castle International Corp. (a)                                                         4,264
              91  Embarq Corp.                                                                                 4,292
             287  Frontier Communications Corp.                                                                3,608
           1,183  Level 3 Communications, Inc. (a)                                                             4,058
             189  MetroPCS Communications, Inc. (a)                                                            3,188
             101  NII Holdings, Inc. (a)                                                                       5,305
             921  Qwest Communications International, Inc.                                                     3,481
           1,046  Sprint Nextel Corp.                                                                          9,121
              77  Telephone & Data Systems, Inc.                                                               2,957
              50  US Cellular Corp. (a)                                                                        2,615
             786  Verizon Communications, Inc.                                                                27,604
             300  Windstream Corp.                                                                             3,726
                                                                                                           ---------
                                                                                                             138,966
                                                                                                           ---------
                  UTILITIES - 1.8%
             255  AES Corp. (The) (a)                                                                          3,891
              92  Allegheny Energy, Inc.                                                                       4,170
             111  Alliant Energy Corp.                                                                         3,879
              78  Ameren Corp.                                                                                 3,265
             113  American Electric Power Co., Inc.                                                            4,412
             294  Centerpoint Energy, Inc.                                                                     4,669
             213  CMS Energy Corp.                                                                             2,890
             101  Consolidated Edison, Inc.                                                                    4,131
              44  Constellation Energy Group, Inc.                                                             2,935
              20  Dominion Resources, Inc.                                                                       871
             105  DTE Energy Co.                                                                               4,427
             387  Duke Energy Corp.                                                                            6,749
             515  Dynegy, Inc. - Class A (a)                                                                   3,069
              85  Edison International                                                                         3,903
              53  Energen Corp.                                                                                2,960
             142  Energy East Corp.                                                                            3,862
              42  Entergy Corp.                                                                                4,342
              58  Equitable Resources, Inc.                                                                    2,895
             127  Exelon Corp.                                                                                 9,647
              24  FirstEnergy Corp.                                                                            1,743
              68  FPL Group, Inc.                                                                              4,084
              84  Integrys Energy Group, Inc.                                                                  4,391
             149  MDU Resources Group, Inc.                                                                    4,923
             129  Mirant Corp. (a)                                                                             3,816
              85  National Fuel Gas Co.                                                                        4,021
             238  NiSource, Inc.                                                                               3,922
             152  Northeast Utilities                                                                          4,087
             111  NRG Energy, Inc. (a)                                                                         4,178
             115  NSTAR                                                                                        3,892
              79  Oneok, Inc.                                                                                  3,453
             144  Pepco Holdings, Inc.                                                                         3,650
             106  PG&E Corp.                                                                                   4,381
             108  Pinnacle West Capital Corp.                                                                  3,801
              86  PPL Corp.                                                                                    3,764
              91  Progress Energy, Inc.                                                                        3,975
             114  Public Service Enterprise Group, Inc.                                                        4,648
              78  Questar Corp.                                                                                4,047
             172  Reliant Energy, Inc. (a)                                                                     2,929
             101  SCANA Corp.                                                                                  3,959
              75  Sempra Energy                                                                                4,344
             326  Sierra Pacific Resources                                                                     3,664
              43  Southern Co.                                                                                 1,613
             277  TECO Energy, Inc.                                                                            4,942
              78  Wisconsin Energy Corp.                                                                       3,648
             203  Xcel Energy, Inc.                                                                            4,164
                                                                                                           ---------
                                                                                                             177,006
                                                                                                           ---------

                  TOTAL COMMON STOCK - 46.3%                                                               4,542,368
                  (Cost $4,721,029)                                                                        ---------

                  TRACKING STOCKS (d) - 0.1%
                  HEALTH CARE - 0.1%
             126  Applied Biosystems, Inc.                                                                     4,598
                  (Cost $3,991)                                                                            ---------

PRINCIPAL AMOUNT  DESCRIPTION                               RATING (S&P)*    COUPON        MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
                  CORPORATE BONDS -- 7.6%
                  CONSUMER DISCRETIONARY - 0.7%
$          3,000  CBS Corp.                                 BBB              7.875%       7/30/2030     $      2,732
          12,000  Daimler Finance North America LLC         A-               7.200%        9/1/2009           12,282
           1,000  Daimler Finance North America LLC         A-               8.500%       1/18/2031            1,028
           6,000  Home Depot, Inc.                          BBB+             5.200%        3/1/2011            5,989
           2,000  Home Depot, Inc.                          BBB+             5.400%        3/1/2016            1,810
          10,000  Macys Retail Holdings, Inc.               BBB-             5.350%       3/15/2012            9,362
           1,000  McDonald's Corp.                          A                6.300%      10/15/2037              995
           2,000  Mohawk Industries, Inc.                   BBB-             6.125%       1/15/2016            1,832
           4,000  Omnicom Group, Inc.                        A-              5.900%       4/15/2016            3,929
           4,000  Thomson Reuters Corp. (Canada)            A-               5.700%       10/1/2014            3,985
           4,000  Time Warner Cable, Inc.                   BBB+             5.850%        5/1/2017            3,818
           6,000  Time Warner, Inc.                         BBB+             6.750%       4/15/2011            6,140
           2,000  Time Warner, Inc.                         BBB+             7.625%       4/15/2031            2,001
           1,000  Viacom, Inc.                              BBB              6.875%       4/30/2036              903
          12,000  Walt Disney Co. (The)                     A                6.375%        3/1/2012           12,842
                                                                                                         -----------
                                                                                                              69,648
                                                                                                         -----------
                  CONSUMER STAPLES - 0.5%
           4,000  Bottling Group LLC                        A                5.500%        4/1/2016            4,093
           4,000  Coca-Cola Enterprises, Inc.               A                8.500%        2/1/2022            4,858
           4,000  CVS/Caremark Corp.                        BBB+             5.750%        6/1/2017            3,916
          12,000  Kellogg Co.                               BBB+             6.600%        4/1/2011           12,688
           4,000  Kimberly-Clark Corp.                      A                6.125%        8/1/2017            4,171
           6,000  Kraft Foods, Inc.                         BBB+             5.625%       11/1/2011            6,093
           2,000  Kroger Co. (The)                          BBB-             6.400%       8/15/2017            2,044
           4,000  Miller Brewing Co. (b)                    BBB+             5.500%       8/15/2013            4,041
           8,000  Procter & Gamble Co.                      AA-              5.550%        3/5/2037            7,701
           3,000  Safeway, Inc.                             BBB              5.800%       8/15/2012            3,071
                                                                                                         -----------
                                                                                                              52,676
                                                                                                         -----------
                  ENERGY - 0.5%
           5,000  Anadarko Petroleum Corp.                  BBB-             5.950%       9/15/2016            4,873
           4,000  ConoCo Phillips Holding Co.               A                6.950%       4/15/2029            4,376
           6,000  Devon Financing Corp. ULC (Canada)        BBB+             6.875%       9/30/2011            6,374
           1,000  Energy Transfer Partners LP               BBB-             6.625%      10/15/2036              937
           3,000  Enterprise Products Operating LP          BBB-             5.600%      10/15/2014            2,945
           7,000  Hess Corp.                                BBB-             6.650%       8/15/2011            7,352
           6,000  Kinder Morgan Energy Partners LP          BBB              5.000%      12/15/2013            5,835
           4,000  ONEOK Partners LP                         BBB              6.150%       10/1/2016            3,946
           3,000  Spectra Energy Capital LLC                BBB              8.000%       10/1/2019            3,233
           4,000  Transocean, Inc. (Cayman Islands)         BBB+             6.000%       3/15/2018            3,990
           1,000  Valero Energy Corp.                       BBB              6.625%       6/15/2037              882
           3,000  Williams Cos., Inc.                       BB+              8.750%       3/15/2032            3,375
           2,000  XTO Energy, Inc.                          BBB              6.750%        8/1/2037            1,886
                                                                                                         -----------
                                                                                                              50,004
                                                                                                         -----------
                  FINANCIALS - 3.2%
           3,000  Allstate Corp. (The)                      A+               5.550%        5/9/2035            2,527
           6,000  American Express Co.                      A+               5.500%       9/12/2016            5,433
           6,000  American General Finance Corp.            A+               3.875%       10/1/2009            5,760
           4,000  American International Group, Inc.        AA-              5.850%       1/16/2018            3,368
          15,000  Bank of America Corp.                     AA               5.625%      10/14/2016           13,991
           5,000  Bank of America Corp.                     AA               5.750%       12/1/2017            4,664
           6,000  Bear Stearns Cos., Inc. (The)             AA-              5.700%      11/15/2014            5,856
          10,000  Bear Stearns Cos., Inc. (The)             AA-              4.500%      10/28/2010            9,977
          10,000  Berkshire Hathaway Finance Corp.          AAA              4.125%       1/15/2010           10,120
           3,000  Capital One Financial Corp.               BBB              6.150%        9/1/2016            2,462
           1,000  Chubb Corp.                               A                6.000%       5/11/2037              886
           3,000  Citigroup, Inc.                           A+               6.625%       6/15/2032            2,651
           6,000  Citigroup, Inc.                           AA-              5.300%      10/17/2012            5,765
           9,000  Citigroup, Inc.                           AA-              6.125%      11/21/2017            8,463
          10,000  Credit Suisse USA, Inc.                   AA-              6.125%      11/15/2011           10,300
           4,000  General Electric Capital Corp.            AAA              5.875%       2/15/2012            4,129
          10,000  General Electric Capital Corp.            AAA              6.750%       3/15/2032           10,106
           9,000  General Electric Capital Corp.            AAA              5.375%      10/20/2016            8,854
          15,000  General Electric Capital Corp.            AAA              5.250%      10/19/2012           15,186
          15,000  Goldman Sachs Group, Inc. (The)           AA-              6.125%       2/15/2033           12,897
          10,000  HSBC Finance Corp.                        AA-              6.375%      10/15/2011           10,089
           3,000  Jefferies Group, Inc.                     BBB+             6.250%       1/15/2036            2,161
          12,000  John Deere Capital Corp.                  A                7.000%       3/15/2012           12,948
           2,000  JPMorgan Chase & Co.                      A+               7.000%      11/15/2009            2,056
          15,000  JPMorgan Chase & Co.                      A+               5.150%       10/1/2015           14,162
           1,000  JPMorgan Chase & Co.                      AA-              6.000%       1/15/2018              968
           8,000  Lehman Brothers Holdings, Inc.            A                6.000%       7/19/2012            7,560
          10,000  Lehman Brothers Holdings, Inc.            A                4.500%       7/26/2010            9,478
           3,000  Marsh & McLennan Cos., Inc.               BBB-             5.375%       7/15/2014            2,865
           9,000  Merrill Lynch & Co., Inc.                 A                6.400%       8/28/2017            8,164
           6,000  MetLife, Inc.                             A                5.700%       6/15/2035            5,175
           4,000  Morgan Stanley                            A+               5.300%        3/1/2013            3,798
          10,000  Morgan Stanley                            A                4.750%        4/1/2014            8,780
          21,000  National Rural Utilities Cooperative
                     Finance Corp.                          A                7.250%        3/1/2012           22,433
           4,000  News America, Inc.                        BBB+             6.400%      12/15/2035            3,701
           4,000  PNC Funding Corp.                         A                7.500%       11/1/2009            4,111
           3,000  Principal Financial Group, Inc.           A                6.050%      10/15/2036            2,605
           3,000  Prologis                                  BBB+             5.625%      11/15/2016            2,640
           3,000  Prudential Financial, Inc.                A+               6.000%       12/1/2017            2,877
           3,000  Realty Income Corp.                       BBB              6.750%       8/15/2019            2,769
           3,000  Simon Property Group LP                   A-               5.250%       12/1/2016            2,694
           3,000  Swiss Re Insurance Solutions
                     Holding Corp.                          A                7.000%       2/15/2026            2,905
           3,000  Travelers Cos., Inc. (The)                A-               6.250%       6/15/2037            2,785
           6,000  Unilever Capital Corp.                    A+               7.125%       11/1/2010            6,444
          15,000  Wachovia Corp.                            A                5.250%        8/1/2014           12,769
          10,000  Wells Fargo & Co.                         AA+              4.875%       1/12/2011           10,164
                                                                                                         -----------
                                                                                                             310,496
                                                                                                         -----------
                  HEALTH CARE - 0.8%
          15,000  Abbott Laboratories                       AA               5.600%       5/15/2011           15,757
           4,000  Abbott Laboratories                       AA               5.875%       5/15/2016            4,145
           4,000  Aetna, Inc.                               A-               6.000%       6/15/2016            4,017
           4,000  Bristol-Myers Squibb Co.                  A+               5.875%      11/15/2036            3,782
           3,000  Cigna Corp.                               BBB+             7.875%       5/15/2027            3,122
           2,000  Humana, Inc.                              BBB              6.450%        6/1/2016            1,924
          15,000  Merck & Co., Inc.                         AA-              4.750%        3/1/2015           14,941
           3,000  Schering-Plough Corp.                     A-               6.000%       9/15/2017            2,956
          15,000  UnitedHealth Group, Inc.                  A-               5.250%       3/15/2011           14,950
           6,000  WellPoint, Inc.                           A-               5.250%       1/15/2016            5,613
           4,000  Wyeth                                     A+               5.950%        4/1/2037            3,841
                                                                                                         -----------
                                                                                                              75,048
                                                                                                         -----------
                  INDUSTRIALS - 0.1%
           3,000  Caterpillar, Inc.                         A                6.050%       8/15/2036            2,984
           2,000  Lockheed Martin Corp.                     A-               6.150%        9/1/2036            1,974
           1,000  Norfolk Southern Corp.                    BBB+             7.050%        5/1/2037            1,062
           4,000  United Technologies Corp.                 A                4.875%        5/1/2015            4,017
                                                                                                         -----------
                                                                                                              10,037
                                                                                                         -----------
                  INFORMATION TECHNOLOGY - 0.3%
           3,000  Cisco Systems, Inc.                       A+               5.250%       2/22/2011            3,099
          21,000  International Business Machines Corp.     A+               4.750%      11/29/2012           21,549
           4,000  Oracle Corp.                              A                5.250%       1/15/2016            3,986
           4,000  Western Union Co. (The)                   A-               5.930%       10/1/2016            3,910
                                                                                                         -----------
                                                                                                              32,544
                                                                                                         -----------
                  MATERIALS - 0.1%
           6,000  Weyerhaeuser Co.                          BBB              6.750%       3/15/2012            6,166
                                                                                                         -----------

                  TELECOMMUNICATIONS SERVICES - 0.8%
          15,000  AT&T, Inc.                                A                5.100%       9/15/2014           14,836
           3,000  AT&T, Inc.                                A                5.625%       6/15/2016            2,983
          19,000  Comcast Cable Communications
                     Holdings, Inc.                         BBB+             8.375%       3/15/2013           20,986
           3,000  Comcast Cable Communications LLC          BBB+             7.125%       6/15/2013            3,188
           6,000  COX Communications, Inc.                  BBB-             5.450%      12/15/2014            5,853
           4,000  Historic TW, Inc.                         BBB+             9.125%       1/15/2013            4,366
          12,000  New Cingular Wireless Services, Inc.      A                7.875%        3/1/2011           12,836
          11,000  Verizon Global Funding Corp.              A                7.375%        9/1/2012           11,913
           2,000  Verizon Global Funding Corp.              A                7.750%       12/1/2030            2,128
                                                                                                         -----------
                                                                                                              79,089
                                                                                                         -----------
                  UTILITIES - 0.6%
           8,000  Arizona Public Service Co.                BBB-             6.375%      10/15/2011            8,101
           4,000  Commonwealth Edison Co.                   BBB              5.950%       8/15/2016            3,991
           4,000  Consolidated Edison Co. of
                     New York, Inc.                         A-               5.500%       9/15/2016            3,971
           4,000  Constellation Energy Group, Inc.          BBB              4.550%       6/15/2015            3,554
           3,000  Duke Energy Ohio, Inc.                    A-               5.700%       9/15/2012            3,041
           2,000  Energy East Corp.                         BBB              6.750%       7/15/2036            1,911
           3,000  FirstEnergy Corp.                         BBB-             7.375%      11/15/2031            3,219
           3,000  Indiana Michigan Power Co.                BBB              6.050%       3/15/2037            2,627
           6,000  Midamerican Energy Holdings Co.           BBB+             6.125%        4/1/2036            5,700
           3,000  Pacific Gas & Electric Co.                BBB+             6.050%        3/1/2034            2,880
           4,000  Pepco Holdings, Inc.                      BBB-             6.450%       8/15/2012            4,080
           8,000  Progress Energy, Inc.                     BBB              7.100%        3/1/2011            8,375
           2,000  Progress Energy, Inc.                     BBB              6.850%       4/15/2012            2,109
           4,000  Southern Power Co.                        BBB+             4.875%       7/15/2015            3,811
           3,000  Virginia Electric and Power Co.           A-               6.000%       5/15/2037            2,836
                                                                                                         -----------
                                                                                                              60,206
                                                                                                         -----------
                  TOTAL CORPORATE BONDS - 7.6%
                  (Cost $777,502)                                                                        -----------
                                                                                                             745,914
                                                                                                         -----------

                  U.S. GOVERNMENT AND AGENCY SECURITIES - 20.5%
                  MORTGAGE BACKED SECURITIES-- 9.9%
         160,000  Fannie Mae                                AAA              4.500%        09/15/38          148,450
         220,000  Fannie Mae                                AAA              5.000%        09/15/23          217,938
         325,000  Fannie Mae                                AAA              5.500%        09/15/23          327,641
         275,000  Fannie Mae                                AAA              5.500%        09/15/38          271,563
                                                                                                         -----------
                                                                                                             965,592
                                                                                                         -----------
                  U.S. GOVERNMENT AGENCY SECURITIES - 2.9%
          41,000  Fannie Mae                                AAA              5.375%       7/15/2016           43,457
           6,000  Fannie Mae                                AAA              5.500%       3/15/2011            6,307
          36,000  Fannie Mae                                AAA              6.000%       5/15/2011           38,354
           2,000  Fannie Mae                                AAA              6.625%      11/15/2030            2,405
          12,000  Federal Farm Credit Bank                  AAA              4.875%       2/18/2011           12,418
          10,000  Federal Home Loan Banks                   AAA              3.875%       6/14/2013            9,958
          20,000  Federal Home Loan Banks                   AAA              4.625%       2/18/2011           20,607
          10,000  Federal Home Loan Banks                   AAA              4.750%      12/16/2016           10,157
          15,000  Federal Home Loan Banks                   AAA              4.875%      11/18/2011           15,461
          20,000  Federal Home Loan Banks                   AAA              5.000%       9/18/2009           20,369
          10,000  Federal Home Loan Banks                   AAA              5.500%       7/15/2036           10,484
          20,000  Federal Home Loan Banks                   AAA              5.750%       5/15/2012           21,340
          36,000  Freddie Mac                               AAA              4.500%       1/15/2014           36,728
          11,000  Freddie Mac                               AAA              6.250%       7/15/2032           12,751
          24,000  Freddie Mac                               Aaa*             6.625%       9/15/2009           24,868
                                                                                                         -----------
                                                                                                             285,664
                                                                                                         -----------
                  U.S. TREASURY SECURITIES - 7.7%
          25,000  United States Treasury Note/Bond          NR               2.875%       1/31/2013           24,912
          67,000  United States Treasury Note/Bond          NR               3.250%      12/31/2009           67,932
           3,000  United States Treasury Note/Bond          NR               3.500%       2/15/2010            3,059
          15,000  United States Treasury Note/Bond          NR               3.625%       5/15/2013           15,383
           5,000  United States Treasury Note/Bond          NR               3.875%       2/15/2013            5,183
          24,000  United States Treasury Note/Bond          NR               4.000%       8/31/2009           24,427
          49,000  United States Treasury Note/Bond          NR               4.000%       4/15/2010           50,386
           9,000  United States Treasury Note/Bond          NR               4.000%      11/15/2012            9,404
          27,000  United States Treasury Note/Bond          NR               4.000%       2/15/2014           28,188
          40,000  United States Treasury Note/Bond          NR               4.125%       5/15/2015           42,056
          16,000  United States Treasury Note/Bond          NR               4.250%      11/15/2013           16,883
          15,000  United States Treasury Note/Bond          NR               4.250%       8/15/2014           15,851
           3,000  United States Treasury Note/Bond          NR               4.250%      11/15/2017            3,118
           9,000  United States Treasury Note/Bond          NR               4.500%      11/30/2011            9,503
          30,000  United States Treasury Note/Bond          NR               4.500%       2/15/2036           30,300
          24,000  United States Treasury Note/Bond          NR               4.625%      11/15/2016           25,708
          24,000  United States Treasury Note/Bond          NR               4.750%       8/15/2017           25,853
          14,000  United States Treasury Note/Bond          NR               5.125%       5/15/2016           15,497
           8,000  United States Treasury Note/Bond          NR               5.750%       8/15/2010            8,524
          65,000  United States Treasury Note/Bond          NR               6.000%       8/15/2009           67,300
          18,000  United States Treasury Note/Bond          NR               6.125%       8/15/2029           22,026
          30,000  United States Treasury Note/Bond          NR               6.250%       8/15/2023           36,173
          14,000  United States Treasury Note/Bond          NR               6.375%       8/15/2027           17,430
          28,000  United States Treasury Note/Bond          NR               6.625%       2/15/2027           35,652
          35,000  United States Treasury Note/Bond          NR               7.250%       5/15/2016           43,452
           6,000  United States Treasury Note/Bond          NR               7.875%       2/15/2021            8,102
          27,000  United States Treasury Note/Bond          NR               8.000%      11/15/2021           37,091
          14,000  United States Treasury Note/Bond          NR               8.750%       8/15/2020           19,969
          15,000  United States Treasury Note/Bond          NR               8.875%       2/15/2019           21,124
          15,000  United States Treasury Note/Bond          NR               9.125%       5/15/2018           21,272
                                                                                                         -----------
                                                                                                             751,758
                                                                                                         -----------
                  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 20.5%
                  (Cost $1,997,172)                                                                        2,003,014
                                                                                                         -----------

                  TOTAL LONG-TERM INVESTMENTS - 74.5%                                                      7,295,894
                  (Cost $7,499,694)                                                                      -----------

                  SHORT-TERM INVESTMENTS - 22.9%
                  CORPORATE BONDS - 0.8%
                  FINANCIALS - 0.8%
          14,000  HSBC Finance Corp.                        AA-              5.875%        2/1/2009           14,077
          14,000  John Hancock Financial Services, Inc.     AA               5.625%       12/1/2008           14,077
          14,000  JPMorgan Chase & Co.                      A+               6.000%       2/15/2009           14,051
          14,000  Merrill Lynch & Co., Inc.                 A                6.000%       2/17/2009           13,946
          14,000  Morgan Stanley                            A+               3.875%       1/15/2009           13,951
           3,000  National City Corp.                       A-               3.125%       4/30/2009            2,814
                                                                                                         -----------
                  TOTAL CORPORATE BONDS - 0.8%                                                                72,916
                                                                                                         -----------

                  U.S. GOVERNMENT AND AGENCY -  17.7%
         135,000  Fannie Mae                                AAA              3.250% 2/15/2009                135,180
         135,000  Fannie Mae                                AAA              3.375% 12/15/2008               135,232
         135,000  Fannie Mae                                AAA              4.900% 11/3/2008                135,445
         135,000  Fannie Mae                                AAA              5.125% 9/2/2008                 135,000
         135,000  Federal Home Loan Bank Discount Notes (c) AAA              1.025% 10/10/2008               134,652
         169,000  Federal Home Loan Bank Discount Notes (c) AAA              1.112% 10/15/2008               168,508
         169,000  Federal Home Loan Bank Discount Notes (c) AAA              1.396% 10/24/2008               168,404
         169,000  Federal Home Loan Bank Discount Notes (c) AAA              1.957% 11/14/2008               168,143
          24,000  Freddie Mac                               AAA              4.250%  7/15/2009                24,217
         135,000  Freddie Mac                               AAA              5.125% 10/15/2008               135,375
         229,000  Freddie Mac Discount Notes (c)            AAA              0.000%  9/8/2008                228,924
         170,000  Freddie Mac Discount Notes (c)            AAA              0.000%  11/17/2008              169,103
                                                                                                         -----------
                                                                                                           1,738,183
                                                                                                         -----------
                  U.S. TREASURY SECURITIES - 4.4%
          68,000  United States Treasury Bill (c)           NR               0.047% 9/4/2008                  67,995
         154,000  United States Treasury Bill (c)           NR               0.419% 10/2/2008                153,789
          78,000  United States Treasury Bill (c)           NR               1.424% 11/13/2008                77,743
          27,000  United States Treasury Note/Bond          NR               3.000% 2/15/2009                 27,122
          27,000  United States Treasury Note/Bond          NR               3.125% 9/15/2008                 27,011
          27,000  United States Treasury Note/Bond          NR               3.125% 10/15/2008                27,042
          27,000  United States Treasury Note/Bond          NR               4.625% 9/30/2008                 27,061
          27,000  United States Treasury Note/Bond          NR               4.750% 2/28/2009                 27,365
                                                                                                         -----------
                                                                                                             435,128
                                                                                                         -----------
                  TOTAL SHORT-TERM INVESTMENTS - 22.9%
                  (Cost $2,247,225)                                                                        2,246,227
                                                                                                         -----------
                  TOTAL INVESTMENTS - 97.4%
                  (Cost $9,746,919)                                                                        9,542,121
                  Other Assets in excess of Liabilities - 2.6%                                               259,724
                                                                                                         -----------
                  NET ASSETS - 100.0%                                                                    $ 9,801,845
                                                                                                         ===========

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to 0.04% of net assets.

(c)  Zero-coupon bond.

(d) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

LLC- Limited Liability Company
LP - Limited Partnership

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's and Moody's. Although not rated,U.S.Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively. Ratings are unaudited.

See previously submitted notes to financial statements for the period ended May 31, 2008.

         ----------------------------------------------------------------
                               Country Allocation**
         ----------------------------------------------------------------
         United States                                             98.8%
         Netherlands Antilles                                       0.4%
         Bermuda                                                    0.3%
         Cayman Islands                                             0.2%
         Canada                                                     0.2%
         Panama                                                     0.1%
         ----------------------------------------------------------------

**   Subject to change daily. Based on total investments.




In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                            SECURITIES      DERIVATIVES        TOTAL
                                       ----------      -----------        -----
(value in $000s)
Assets:
Level 1                                  $ 4,547        $      -         $ 4,547
Level 2                                    4,995               -           4,995
Level 3                                        -               -               -
                                         -------        --------         -------
Total                                    $ 9,542        $      -         $ 9,542
                                         =======        ========         =======

Liabilities:
Level 1                                  $     -        $      -         $     -
Level 2                                        -               -               -
Level 3                                        -               -               -
                                         -------        --------         -------
Total                                    $     -        $      -         $     -
                                         =======        ========         =======


LEVEL 3 HOLDINGS                       SECURITIES      DERIVATIVES        TOTAL
                                       ----------      -----------        -----
Beginning Balance at 5/31/08             $     -        $      -         $     -
Total Realized Gain/Loss                       -               -               -
Change in Unrealized Gain/Loss                 -               -               -
Net Purchases and Sales                        -               -               -
Net Transfers In/Out                           -               -               -
                                         -------        --------         -------
Ending Balance at 8/31/08                $     -        $      -         $     -
                                         =======        ========         =======


Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

UBD | CLAYMORE U.S. CAPITAL MARKETS BOND ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

            PRINCIPAL
               AMOUNT   DESCRIPTION                                    RATING (S&P)*  COUPON          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------

                        LONG-TERM INVESTMENTS - 96.7%
                        CORPORATE BONDS - 28.8%
                        BANKING - 2.0%
       $       25,000   Bank of America Corp.                          AA             5.625%          10/14/16      $ 23,318
                5,000   Bank of America Corp.                          AA             5.750%          12/01/17         4,664
                5,000   BB&T Corp.                                     A              5.250%          11/01/19         4,166
                7,000   National City Corp.                            A-             3.125%          04/30/09         6,567
               10,000   PNC Funding Corp.                              A              7.500%          11/01/09        10,278
               25,000   Wachovia Corp.                                 A              5.250%          08/01/14        21,282
               25,000   Wells Fargo & Co.                              AA+            4.875%          01/12/11        25,411
                5,000   Wells Fargo & Co.                              AA+            5.250%          10/23/12         4,997
                                                                                                               --------------
                                                                                                                     100,683
                                                                                                               --------------

                        CONSUMER DISCRETIONARY - 3.7%
                3,000   CBS Corp.                                      BBB            7.875%          07/30/30         2,732
               31,000   Comcast Cable Communications Holdings, Inc.    BBB+           8.375%          03/15/13        34,241
                5,000   Comcast Cable Communications LLC               BBB+           7.125%          06/15/13         5,313
               10,000   COX Communications, Inc.                       BBB-           5.450%          12/15/14         9,755
               20,000   Daimler Finance North America LLC              A-             7.200%          09/01/09        20,470
                2,000   Daimler Finance North America LLC              A-             8.500%          01/18/31         2,057
                6,000   Historic TW, Inc.                              BBB+           9.125%          01/15/13         6,549
               10,000   Home Depot, Inc.                               BBB+           5.200%          03/01/11         9,981
                5,000   Home Depot, Inc.                               BBB+           5.400%          03/01/16         4,524
               17,000   Macy's Retail Holdings, Inc.                   BBB-           5.350%          03/15/12        15,915
                2,000   McDonald's Corp.                               A              6.300%          10/15/37         1,989
                4,000   Mohawk Industries, Inc.                        BBB-           6.125%          01/15/16         3,664
               10,000   News America, Inc.                             BBB+           6.400%          12/15/35         9,253
                6,000   Omnicom Group, Inc.                            A-             5.900%          04/15/16         5,893
                6,000   Thomson Reuters Corp. (Canada)                 A-             5.700%          10/01/14         5,977
                6,000   Time Warner Cable, Inc.                        BBB+           5.850%          05/01/17         5,727
               10,000   Time Warner, Inc.                              BBB+           6.750%          04/15/11        10,233
                5,000   Time Warner, Inc.                              BBB+           7.625%          04/15/31         5,003
                4,000   Viacom, Inc.                                   BBB            6.875%          04/30/36         3,612
               20,000   Walt Disney Co.                                A              6.375%          03/01/12        21,404
                                                                                                               --------------
                                                                                                                     184,292
                                                                                                               --------------

                        CONSUMER STAPLES - 2.1%
                6,000   Bottling Group LLC                             A              5.500%          04/01/16         6,139
                7,000   Coca-Cola Enterprises, Inc.                    A              8.500%          02/01/22         8,501
               10,000   CVS Caremark Corp.                             BBB+           5.750%          06/01/17         9,791
               20,000   Kellogg Co.                                    BBB+           6.600%          04/01/11        21,147
               10,000   Kimberly-Clark Corp.                           A              6.125%          08/01/17        10,428
               10,000   Kraft Foods, Inc.                              BBB+           5.625%          11/01/11        10,155
                5,000   Kroger Co.                                     BBB-           6.400%          08/15/17         5,109
                6,000   Miller Brewing Co., 144A                       BBB+           5.500%          08/15/13         6,062
               20,000   Procter & Gamble Co.                           AA-            5.550%          03/05/37        19,253
                5,000   Safeway, Inc.                                  BBB            5.800%          08/15/12         5,119
                                                                                                               --------------
                                                                                                                     101,704
                                                                                                               --------------

                        ENERGY - 1.5%
               10,000   Anadarko Petroleum Corp.                       BBB-           5.950%          09/15/16         9,745
                2,000   Apache Corp.                                   A-             6.000%          01/15/37         1,913
               10,000   ConocoPhillips Holding Co.                     A              6.950%          04/15/29        10,939
               10,000   Devon Financing Corp. ULC                      BBB+           6.875%          09/30/11        10,624
                5,000   Enterprise Products Operating LP               BBB-           5.600%          10/15/14         4,909
               13,000   Hess Corp.                                     BBB-           6.650%          08/15/11        13,654
                7,000   ONEOK Partners LP                              BBB            6.150%          10/01/16         6,906
                7,000   Transocean, Inc. (Ivory Coast)                 BBB+           6.000%          03/15/18         6,983
                3,000   Valero Energy Corp.                            BBB            6.625%          06/15/37         2,647
                5,000   XTO Energy, Inc.                               BBB            6.750%          08/01/37         4,716
                                                                                                               --------------
                                                                                                                      73,036
                                                                                                               --------------

                        FINANCIAL - 10.4%
                5,000   Allstate Corp.                                 A+             5.550%          05/09/35         4,211
               10,000   American Express Co.                           A+             5.500%          09/12/16         9,056
               15,000   American General Finance Corp.                 A+             3.875%          10/01/09        14,401
                6,000   American International Group, Inc.             AA-            5.850%          01/16/18         5,052
               25,000   Bear Stearns Cos., Inc.                        AA-            4.500%          10/28/10        24,941
               10,000   Bear Stearns Cos., Inc.                        AA-            5.700%          11/15/14         9,759
               25,000   Berkshire Hathaway Finance Corp.               AAA            4.125%          01/15/10        25,301
                5,000   Capital One Financial Corp.                    BBB            6.150%          09/01/16         4,103
                2,000   Chubb Corp.                                    A              6.000%          05/11/37         1,772
               10,000   Citigroup, Inc.                                AA-            5.300%          10/17/12         9,609
               15,000   Citigroup, Inc.                                AA-            6.125%          11/21/17        14,105
                5,000   Citigroup, Inc.                                A+             6.625%          06/15/32         4,419
               25,000   Credit Suisse USA, Inc.                        AA-            6.125%          11/15/11        25,750
                5,000   GE Insurance Solutions Corp.                   A              7.000%          02/15/26         4,842
               25,000   General Electric Capital Corp.                 AAA            5.250%          10/19/12        25,309
               15,000   General Electric Capital Corp.                 AAA            5.375%          10/20/16        14,756
               10,000   General Electric Capital Corp.                 AAA            5.875%          02/15/12        10,323
               18,000   General Electric Capital Corp.                 AAA            6.750%          03/15/32        18,191
               25,000   Goldman Sachs Group, Inc.                      AA-            6.125%          02/15/33        21,495
                5,000   HSBC Finance Corp.                             AA-            5.000%          06/30/15         4,766
               25,000   HSBC Finance Corp.                             AA-            6.375%          10/15/11        25,224
                5,000   Jefferies Group, Inc.                          BBB+           6.250%          01/15/36         3,601
               20,000   John Deere Capital Corp.                       A              7.000%          03/15/12        21,580
               25,000   JPMorgan Chase & Co.                           A+             5.150%          10/01/15        23,603
                3,000   JPMorgan Chase & Co.                           AA-            6.000%          01/15/18         2,905
                5,000   JPMorgan Chase & Co.                           A+             7.000%          11/15/09         5,139
               25,000   Lehman Brothers Holdings, Inc.                 A              4.500%          07/26/10        23,694
               20,000   Lehman Brothers Holdings, Inc.                 A              6.000%          07/19/12        18,899
                5,000   Marsh & McLennan Cos., Inc.                    BBB-           5.375%          07/15/14         4,775
               15,000   Merrill Lynch & Co., Inc.                      A              6.400%          08/28/17        13,607
               10,000   MetLife, Inc.                                  A              5.700%          06/15/35         8,625
               25,000   Morgan Stanley                                 A              4.750%          04/01/14        21,951
                9,000   Morgan Stanley                                 A+             5.300%          03/01/13         8,546
               35,000   National Rural Utilities Cooperative
                         Finance Corp.                                 A              7.250%          03/01/12        37,388
                5,000   Principal Financial Group, Inc.                A              6.050%          10/15/36         4,342
                5,000   Prologis                                       BBB+           5.625%          11/15/16         4,401
                6,000   Prudential Financial, Inc.                     A+             6.000%          12/01/17         5,755
                5,000   Realty Income Corp.                            BBB            6.750%          08/15/19         4,614
                5,000   Simon Property Group LP                        A-             5.250%          12/01/16         4,490
                5,000   Travelers Cos., Inc.                           A-             6.250%          06/15/37         4,642
               10,000   Unilever Capital Corp.                         A+             7.125%          11/01/10        10,740
                                                                                                               --------------
                                                                                                                     510,682
                                                                                                               --------------

                        GAS TRANSMISSION - 0.4%
                2,000   Energy Transfer Partners LP                    BBB-           6.625%          10/15/36         1,873
               10,000   Kinder Morgan Energy Partners LP               BBB            5.000%          12/15/13         9,725
                5,000   Spectra Energy Capital LLC                     BBB            8.000%          10/01/19         5,388
                4,000   Williams Cos., Inc.                            BB+            8.750%          03/15/32         4,500
                                                                                                               --------------
                                                                                                                      21,486
                                                                                                               --------------

                        HEALTH CARE - 2.9%
               25,000   Abbott Laboratories                            AA             5.600%          05/15/11        26,261
               10,000   Abbott Laboratories                            AA             5.875%          05/15/16        10,363
                6,000   Aetna, Inc.                                    A-             6.000%          06/15/16         6,025
               10,000   Bristol-Myers Squibb Co.                       A+             5.875%          11/15/36         9,454
                5,000   Cigna Corp.                                    BBB+           7.875%          05/15/27         5,203
                4,000   Humana, Inc.                                   BBB            6.450%          06/01/16         3,848
               25,000   Merck & Co, Inc.                               AA-            4.750%          03/01/15        24,902
                7,000   Schering-Plough Corp.                          A-             6.000%          09/15/17         6,897
                4,000   Teva Pharmaceutical Finance LLC                BBB+           6.150%          02/01/36         3,602
               25,000   UnitedHealth Group, Inc.                       A-             5.250%          03/15/11        24,917
               10,000   WellPoint, Inc.                                A-             5.250%          01/15/16         9,356
               10,000   Wyeth                                          A+             5.950%          04/01/37         9,602
                                                                                                               --------------
                                                                                                                     140,430
                                                                                                               --------------

                        INDUSTRIALS - 0.4%
                5,000   Caterpillar, Inc.                              A              6.050%          08/15/36         4,973
                5,000   Lockheed Martin Corp.                          A-             6.150%          09/01/36         4,934
               10,000   United Technologies Corp.                      A              4.875%          05/01/15        10,042
                                                                                                               --------------
                                                                                                                      19,949
                                                                                                               --------------

                        INFORMATION TECHNOLOGY - 1.0%
                5,000   Cisco Systems, Inc.                            A+             5.250%          02/22/11         5,165
                2,000   Cisco Systems, Inc.                            A+             5.500%          02/22/16         2,032
               35,000   International Business Machines Corp.          A+             4.750%          11/29/12        35,915
                6,000   Oracle Corp.                                   A              5.250%          01/15/16         5,979
                                                                                                               --------------
                                                                                                                      49,091
                                                                                                               --------------

                        MATERIALS - 0.2%
               10,000   Weyerhaeuser Co.                               BBB            6.750%          03/15/12        10,277
                                                                                                               --------------

                        RAIL TRANSPORTATION - 0.2%
                4,000   CSX Corp.                                      BBB-           6.150%          05/01/37         3,279
                4,000   Norfolk Southern Corp.                         BBB+           7.050%          05/01/37         4,247
                                                                                                               --------------
                                                                                                                       7,526
                                                                                                               --------------

                        SPECIAL PURPOSE - 0.1%
                6,000   Western Union Co.                              A-             5.930%          10/01/16         5,864
                                                                                                               --------------

                        TELECOMMUNICATIONS - 1.8%
               25,000   AT&T, Inc.                                     A              5.100%          09/15/14        24,727
                5,000   AT&T, Inc.                                     A              5.625%          06/15/16         4,972
                5,000   Embarq Corp.                                   BBB-           7.082%          06/01/16         4,639
               20,000   New Cingular Wireless Services, Inc.           A              7.875%          03/01/11        21,393
               10,000   Sprint Capital Corp.                           BB             6.875%          11/15/28         8,500
               18,000   Verizon Global Funding Corp.                   A              7.375%          09/01/12        19,495
                5,000   Verizon Global Funding Corp.                   A              7.750%          12/01/30         5,320
                                                                                                               --------------
                                                                                                                      89,046
                                                                                                               --------------

                        UTILITY - 2.1%
               13,000   Arizona Public Service Co.                     BBB-           6.375%          10/15/11        13,164
                7,000   Commonwealth Edison Co.                        BBB            5.950%          08/15/16         6,985
                7,000   Consolidated Edison Co. of New York, Inc.      A-             5.500%          09/15/16         6,949
                7,000   Constellation Energy Group, Inc.               BBB            4.550%          06/15/15         6,220
                5,000   Duke Energy Ohio, Inc.                         A-             5.700%          09/15/12         5,068
                4,000   Energy East Corp.                              BBB            6.750%          07/15/36         3,822
                5,000   FirstEnergy Corp.                              BBB-           7.375%          11/15/31         5,364
                5,000   Indiana Michigan Power Co.                     BBB            6.050%          03/15/37         4,379
               10,000   Midamerican Energy Holdings Co.                BBB+           6.125%          04/01/36         9,499
                5,000   Pacific Gas & Electric Co.                     BBB+           6.050%          03/01/34         4,801
                7,000   Pepco Holdings, Inc.                           BBB-           6.450%          08/15/12         7,140
                3,000   Progress Energy, Inc.                          BBB            6.850%          04/15/12         3,164
               13,000   Progress Energy, Inc.                          BBB            7.100%          03/01/11        13,610
                7,000   Southern Power Co.                             BBB+           4.875%          07/15/15         6,670
                5,000   Virginia Electric and Power Co.                A-             6.000%          05/15/37         4,727
                                                                                                               --------------
                                                                                                                     101,562
                                                                                                               --------------
                        TOTAL CORPORATE BONDS - 28.8%
                        (Cost $1,475,954)                                                                          1,415,628
                                                                                                               --------------

                        U.S. GOVERNMENT AND AGENCY SECURITIES - 67.9%
                        MORTGAGE BACKED SECURITIES - 33.8%
              275,000   Fannie Mae                                     NR             4.500%          09/15/38       255,148
              375,000   Fannie Mae                                     NR             5.000%          09/15/23       371,484
              560,000   Fannie Mae                                     NR             5.500%          09/15/23       564,550
              475,000   Fannie Mae                                     NR             5.500%          09/15/38       469,063
                                                                                                               --------------
                                                                                                                   1,660,245
                                                                                                               --------------

                        U.S. GOVERNMENT AGENCY SECURITIES - 10.8%
               70,000   Fannie Mae                                     AAA            5.375%          07/15/16        74,195
               10,000   Fannie Mae                                     AAA            5.500%          03/15/11        10,512
               60,000   Fannie Mae                                     AAA            6.000%          05/15/11        63,924
                3,000   Fannie Mae                                     AAA            6.625%          11/15/30         3,608
               20,000   Fannie Mae                                     AAA            7.250%          05/15/30        25,643
               20,000   Federal Farm Credit Bank                       AAA            4.875%          02/18/11        20,697
               20,000   Federal Home Loan Bank System                  AAA            3.875%          06/14/13        19,917
               30,000   Federal Home Loan Bank System                  AAA            4.625%          02/18/11        30,911
               20,000   Federal Home Loan Bank System                  AAA            4.750%          12/16/16        20,314
               25,000   Federal Home Loan Bank System                  AAA            4.875%          11/18/11        25,768
               35,000   Federal Home Loan Bank System                  AAA            5.000%          09/18/09        35,645
               30,000   Federal Home Loan Bank System                  AAA            5.750%          05/15/12        32,011
               40,000   Freddie Mac                                    AAA            4.250%          07/15/09        40,361
               60,000   Freddie Mac                                    AAA            4.500%          01/15/14        61,213
               19,000   Freddie Mac                                    AAA            6.250%          07/15/32        22,024
               40,000   Freddie Mac                                    Aaa            6.625%          09/15/09        41,447
                                                                                                               --------------
                                                                                                                     528,190
                                                                                                               --------------

                        U.S. TREASURY SECURITIES - 23.3%
               30,000   United States Treasury Note/Bond               NR             2.875%          01/31/13        29,895
              120,000   United States Treasury Note/Bond               NR             3.250%          12/31/09       121,669
                5,000   United States Treasury Note/Bond               NR             3.500%          02/15/10         5,098
               25,000   United States Treasury Note/Bond               NR             3.625%          05/15/13        25,639
                8,000   United States Treasury Note/Bond               NR             3.875%          02/15/13         8,293
               40,000   United States Treasury Note/Bond               NR             4.000%          08/31/09        40,712
               75,000   United States Treasury Note/Bond               NR             4.000%          04/15/10        77,121
               15,000   United States Treasury Note/Bond               NR             4.000%          11/15/12        15,673
               45,000   United States Treasury Note/Bond               NR             4.000%          02/15/14        46,979
               26,000   United States Treasury Note/Bond               NR             4.250%          11/15/13        27,434
               25,000   United States Treasury Note/Bond               NR             4.250%          08/15/14        26,418
                5,000   United States Treasury Note/Bond               NR             4.250%          11/15/17         5,197
               50,000   United States Treasury Note/Bond               NR             4.500%          02/15/36        50,500
               40,000   United States Treasury Note/Bond               NR             4.625%          11/15/16        42,847
               40,000   United States Treasury Note/Bond               NR             4.750%          08/15/17        43,087
               20,000   United States Treasury Note/Bond               NR             4.875%          02/15/12        21,383
               20,000   United States Treasury Note/Bond               NR             5.000%          08/15/11        21,375
               50,000   United States Treasury Note/Bond               NR             5.125%          05/15/16        55,348
               14,000   United States Treasury Note/Bond               NR             5.750%          08/15/10        14,918
              110,000   United States Treasury Note/Bond               NR             6.000%          08/15/09       113,893
                6,000   United States Treasury Note/Bond               NR             6.125%          08/15/29         7,342
               50,000   United States Treasury Note/Bond               NR             6.250%          08/15/23        60,289
               23,000   United States Treasury Note/Bond               NR             6.375%          08/15/27        28,635
               47,000   United States Treasury Note/Bond               NR             6.625%          02/15/27        59,844
                3,000   United States Treasury Note/Bond               NR             7.875%          02/15/21         4,051
               45,000   United States Treasury Note/Bond               NR             8.000%          11/15/21        61,819
               41,000   United States Treasury Note/Bond               NR             8.750%          08/15/20        58,479
               25,000   United States Treasury Note/Bond               NR             8.875%          02/15/19        35,207
               25,000   United States Treasury Note/Bond               NR             9.125%          05/15/18        35,453
                                                                                                               --------------
                                                                                                                   1,144,598
                                                                                                               --------------
                        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 67.9%
                        (Cost $3,321,614)                                                                          3,333,033
                                                                                                               --------------

                        TOTAL INVESTMENTS - 96.7%
                        (Cost $4,797,568)                                                                          4,748,661
                        Other Assets in excess of Liabilities - 3.3%                                                 163,470
                                                                                                               --------------
                        NET ASSETS - 100.0%                                                                      $ 4,912,131
                                                                                                               ==============


LLC - Limited Liability Company
LP - Limited Partnership
ULC - Unlimited Liability Company

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008 these securities amounted to $6,062 which represents 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively.

   -------------------------------------------------------------------
                            Country Allocation*
   -------------------------------------------------------------------
   United States                                                99.7%
   Ivory Coast                                                   0.2%
   Canada                                                        0.1%
   -------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                           SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
(value in $000s)
Assets:
Level 1                                         $ -              $ -                 $ -
Level 2                                       4,749                -               4,749
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                       $ 4,749              $ -             $ 4,749
                                    ================  ===============   =================

Liabilities:
Level 1                                         $ -              $ -                 $ -
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                           $ -              $ -                 $ -
                                    ================  ===============   =================


LEVEL 3 HOLDINGS                      SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
Beginning Balance at 5/31/08                    $ -              $ -                 $ -
Total Realized Gain/Loss                          -                -                   -
Change in Unrealized Gain/Loss                    -                -                   -
Net Purchases and Sales                           -                -                   -
Net Transfers In/Out                              -                -                   -
                                    ----------------  ---------------   -----------------
Ending Balance at 8/31/08                       $ -              $ -                 $ -
                                    ================  ===============   =================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

ULQ | CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

PRINCIPAL
   AMOUNT     DESCRIPTION                                     RATING (S&P)*  YIELD/COUPON   MATURITY                     VALUE
------------------------------------------------------------------------------------------------------------------------------
              Short-Term Investments  - 103.3%
              COMMERCIAL PAPER - 52.2%
  187,000     ABN AMRO, N.A. Finance                           A-1+          2.319%         9/08/08            $       186,882
  185,000     Bank of America                                  A-1+          2.400%         9/22/08                    184,708
  187,000     BNP Paribas Finance                              A-1+          2.502%         9/30/08                    186,600
  187,000     CBA Finance                                      A-1+          2.546%         9/10/08                    186,858
  187,000     ING Funding                                      A-1+          2.403%         10/06/08                   186,518
  187,000     Intesa Funding                                   A-1+          2.690%         9/09/08                    186,871
  187,000     Kredietbank North                                A-1+          2.535%         9/03/08                    186,942
  187,000     Lloyds TSB Bank                                  A-1+          2.495%         10/10/08                   186,461
  187,000     Nordea                                           A-1+          2.415%         9/09/08                    186,871
  187,000     Rabobank                                         A-1+          2.338%         9/03/08                    186,942
  187,000     Royal Bank of Scotland                           A-1+          2.523%         9/26/08                    186,654
  187,000     Royal Bank of Canada                             A-1+          2.368%         10/20/08                   186,310
  187,000     Societe Generale                                 A-1+          2.635%         9/09/08                    186,871
  187,000     UBS Finance                                      A-1+          2.426%         9/08/08                    186,882
                                                                                                             -------------------
                                                                                                                     2,612,370
                                                                                                             -------------------

              CORPORATE BONDS - 3.2%
   32,000     HSBC Finance Corp.                               AA-           5.875%         2/01/09                     32,175
   32,000     John Hancock Financial Services, Inc.            AA            5.625%         12/01/08                    32,176
   32,000     JPMorgan Chase & Co.                             A+            6.000%         2/15/09                     32,115
   32,000     Merrill Lynch & Co., Inc.                        A             6.000%         2/17/09                     31,876
   32,000     Morgan Stanley                                   A+            3.875%         1/15/09                     31,887
                                                                                                             -------------------
                                                                                                                       160,229
                                                                                                             -------------------

              U.S. GOVERNMENT AND AGENCY SECURITIES  - 42.7%
  130,000     Federal Home Loan Bank Discount Notes            A-1+          2.299%         10/15/08                   129,621
  130,000     Federal Home Loan Bank Discount Notes            A-1+          2.397%         10/24/08                   129,542
  130,000     Federal Home Loan Bank Discount Notes            A-1+          2.407%         11/14/08                   129,341
  130,000     Freddie Mac Discount Notes                       A-1+          2.085%         9/08/08                    129,957
  130,000     Freddie Mac Discount Notes                       A-1+          2.386%         11/17/08                   129,314
  105,000     Freddie Mac                                      AAA           5.125%         10/15/08                   105,291
  104,000     Fannie Mae                                       AAA           3.250%         2/15/09                    104,139
  104,000     Fannie Mae                                       AAA           3.375%         12/15/08                   104,179
  104,000     Fannie Mae                                       AAA           4.900%         11/03/08                   104,342
  104,000     Fannie Mae                                       AAA           5.125%         9/02/08                    104,000
  202,000     U.S. Treasury Bill                               NR            1.228%         10/02/08                   201,723
  106,000     U.S. Treasury Bill                               NR            1.741%         9/04/08                    105,992
  101,000     U.S. Treasury Bill                               NR            1.768%         9/04/08                    100,992
  133,000     U.S. Treasury Bill                               NR            1.775%         11/13/08                   132,562
  101,000     U.S. Treasury Bill                               NR            1.862%         10/02/08                   100,862
   64,000     United States Treasury Note                      NR            3.000%         2/15/09                     64,290
   64,000     United States Treasury Note                      NR            3.125%         9/15/08                     64,025
   64,000     United States Treasury Note                      NR            3.125%         10/15/08                    64,100
   64,000     United States Treasury Note                      NR            4.625%         9/30/08                     64,145
   64,000     United States Treasury Note                      NR            4.750%         2/28/09                     64,865
                                                                                                             -------------------
                                                                                                                     2,133,282
                                                                                                             -------------------
              TOTAL SHORT-TERM INVESTMENTS - 98.1%
              (Cost - $4,907,263)                                                                                    4,905,881
                                                                                                             -------------------

              TOTAL INVESTMENTS - 98.1%
              (Cost $4,907,263)                                                                                      4,905,881
              Other Assets in excess of Liabilities - 1.9%                                                              95,236
                                                                                                             -------------------
              NET ASSETS - 100.0%                                                                              $     5,001,117
                                                                                                             ====================



Securities are classified by sectors that represent broad groupings of related industries.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's and Moody's.


--------------------------------------------------------------------------------
                         Country Allocation*
--------------------------------------------------------------------------------
United States                                                             100.0%
--------------------------------------------------------------------------------

*    As a percentage of long-term investments. Subject to change daily.


See previously submitted notes to financial statements for the year ended May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $     -                 $ -              $     -
Level 2                                           4,906                   -                4,906
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                           $ 4,906                 $ -              $ 4,906
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 8/31/08                           $ -                 $ -                  $ -
                                       =================   =================   ==================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

IRO | CLAYMORE/ZACKS DIVIDEND ROTATION ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

       NUMBER OF SHARES    DESCRIPTION                                                       VALUE
---------------------------------------------------------------------------------------------------
                           Common Stocks  - 99.4%
                           CONSUMER DISCRETIONARY - 21.6%
                  1,985    American Eagle Outfitters, Inc.                                $ 29,874
                  1,620    ArvinMeritor, Inc.                                               24,316
                  1,109    Brown Shoe Co., Inc.                                             16,857
                  1,237    Corus Entertainment, Inc. - Class B (Canada)                     22,476
                    932    Harley-Davidson, Inc.                                            37,075
                  3,051    Jackson Hewitt Tax Service, Inc.                                 52,386
                  1,898    Jones Apparel Group, Inc.                                        37,694
                 32,620    Lee Enterprises, Inc.                                           122,325
                  1,546    Limited Brands, Inc.                                             32,157
                  1,548    Macy's, Inc.                                                     32,229
                    921    Meredith Corp.                                                   26,138
                  2,267    Newell Rubbermaid, Inc.                                          41,033
                    489    Nordstrom, Inc.                                                  15,208
                  1,277    Penske Auto Group, Inc.                                          16,920
                    500    Sherwin-Williams Co. (The)                                       29,275
                    921    Stage Stores, Inc.                                               14,662
                    613    Stanley Works (The)                                              29,393
                    445    VF Corp.                                                         35,266
                    342    Whirlpool Corp.                                                  27,825
                                                                                 ------------------
                                                                                           643,109
                                                                                 ------------------
                           CONSUMER STAPLES - 3.5%
                    971    Coca-Cola Enterprises, Inc.                                      16,575
                  1,561    Nu Skin Enterprises, Inc. - Class A                              26,147
                    869    Pepsi Bottling Group, Inc.                                       25,705
                    971    PepsiAmericas, Inc.                                              22,751
                    475    Safeway, Inc.                                                    12,511
                                                                                 ------------------
                                                                                           103,689
                                                                                 ------------------
                           ENERGY - 4.1%
                    159    Berry Petroleum Co. - Class A                                     6,618
                    216    Chevron Corp.                                                    18,645
                    298    EnCana Corp. (Canada)                                            22,320
                     21    ENSCO International, Inc.                                         1,423
                    171    Exxon Mobil Corp.                                                13,682
                    246    Marathon Oil Corp.                                               11,087
                    203    Nexen, Inc. (Canada)                                              6,348
                    213    Occidental Petroleum Corp.                                       16,904
                    551    Sunoco, Inc.                                                     24,453
                                                                                 ------------------
                                                                                           121,480
                                                                                 ------------------
                           FINANCIALS - 36.6%
                    773    Allstate Corp. (The)                                             34,885
                  1,960    Bancorpsouth, Inc.                                               45,119
                    608    Bank of Hawaii Corp.                                             32,151
                    813    Bank of Nova Scotia (Canada)                                     37,398
                    997    Canadian Imperial Bank of Commerce (Canada)                      59,970
                  2,291    Chemical Financial Corp.                                         66,050
                    598    Chubb Corp.                                                      28,710
                    862    City National Corp.                                              42,660
                  1,148    Financial Federal Corp.                                          28,666
                  2,232    First Merchants Corp.                                            43,055
                  1,690    Flushing Financial Corp.                                         29,389
                  1,403    Host Hotels & Resorts, Inc. - REIT                               20,063
                    590    Manulife Financial Corp. (Canada)                                21,116
                  3,793    Marshall & Ilsley Corp.                                          58,412
                  1,223    Montpelier Re Holdings Ltd. (Bermuda)                            19,800
                  1,365    NBT Bancorp, Inc.                                                34,248
                  4,357    PacWest Bancorp                                                  98,817
                    295    PartnerRe Ltd. (Bermuda)                                         20,328
                    485    Protective Life Corp.                                            17,601
                    925    Safety Insurance Group, Inc.                                     39,775
                  1,107    Selective Insurance Group                                        26,723
                  1,426    Southside Bancshares, Inc.                                       31,015
                    601    Southwest Bancorp, Inc.                                          10,121
                    674    Sun Life Financial, Inc. (Canada)                                25,861
                    189    Transatlantic Holdings, Inc.                                     11,359
                    638    Travelers Cos., Inc. (The)                                       28,174
                  2,348    Trustmark Corp.                                                  45,058
                  1,843    United Bankshares, Inc.                                          47,457
                  1,666    Wells Fargo & Co.                                                50,430
                  1,313    Zions Bancorporation                                             35,241
                                                                                 ------------------
                                                                                         1,089,652
                                                                                 ------------------
                           HEALTH CARE - 4.9%
                    709    Eli Lilly & Co.                                                  33,075
                  1,403    Merck & Co., Inc.                                                50,045
                  3,325    Pfizer, Inc.                                                     63,541
                                                                                 ------------------
                                                                                           146,661
                                                                                 ------------------
                           INDUSTRIALS - 13.9%
                    794    Applied Industrial Technologies, Inc.                            23,113
                    845    Avery Dennison Corp.                                             40,763
                    900    Barnes Group, Inc.                                               21,708
                    146    Belden, Inc.                                                      5,364
                    266    Boeing Co.                                                       17,439
                    531    Carlisle Cos., Inc.                                              17,199
                    498    Cooper Industries Ltd. - Class A (Bermuda)                       23,725
                    366    Crane Co.                                                        13,440
                  3,101    Deluxe Corp.                                                     51,198
                    801    Hubbell, Inc. - Class B                                          34,852
                    511    Illinois Tool Works, Inc.                                        25,351
                    407    Ingersoll-Rand Co. Ltd. - Class A (Bermuda)                      15,031
                    413    INSTEEL INDUSTRIES, Inc.                                          7,062
                  1,973    Knoll, Inc.                                                      32,495
                    439    Lennox International, Inc.                                       16,243
                    922    Pitney Bowes, Inc.                                               31,486
                     13    Precision Castparts Corp.                                         1,342
                    477    Timken Co.                                                       15,417
                    549    Toro Co.                                                         22,438
                                                                                 ------------------
                                                                                           415,666
                                                                                 ------------------
                           INFORMATION TECHNOLOGY - 0.3%
                    162    Hewlett-Packard Co.                                               7,601
                                                                                 ------------------

                           MATERIALS - 10.7%
                  1,517    Dow Chemical Co. (The)                                           51,775
                    484    Eastman Chemical Co.                                             29,195
                  1,197    International Paper Co.                                          32,379
                    372    Koppers Holdings, Inc.                                           17,041
                    811    Methanex Corp. (Canada)                                          20,453
                    396    Nucor Corp.                                                      20,790
                    942    Olin Corp.                                                       25,349
                    481    PPG Industries, Inc.                                             30,236
                    576    Rohm & Haas Co.                                                  43,229
                    414    Steel Dynamics, Inc.                                             10,280
                  2,176    Worthington Industries, Inc.                                     38,298
                                                                                 ------------------
                                                                                           319,025
                                                                                 ------------------
                           UTILITIES - 3.8%
                  1,104    AGL Resources, Inc.                                              36,498
                  1,172    Consolidated Edison, Inc.                                        47,935
                  1,208    DPL, Inc.                                                        29,983
                                                                                 ------------------
                                                                                           114,416
                                                                                 ------------------
                           TOTAL COMMON STOCK - 99.4%
                           (Cost $2,711,091)                                             2,961,299
                                                                                 ------------------

                           EXCHANGE-TRADED FUNDS - 0.3%
                     60    SPDR Trust Series 1                                               7,727
                                                                                 ------------------
                           (Cost $7,781)

                           TOTAL INVESTMENTS - 99.7%
                           (Cost $2,718,872)                                             2,969,026
                           Other Assets in excess of Liabilities - 0.3%                     10,088
                                                                                 ------------------
                           NET ASSETS - 100.0%                                        $  2,979,114
                                                                                 ==================


 Ltd. - Limited
 REIT - Real Estate Investment Trust

Securities are classified by sectors that represent board groupings of related industries.


------------------------------------------------------------------------
                       Country Allocation*
------------------------------------------------------------------------
                                                 % of Total Investments
United States                                                     90.0%
Canada                                                             7.3%
Bermuda                                                            2.7%
------------------------------------------------------------------------

*As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ending May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
(value in $000s)
Assets:
Level 1                                          $ 2,969                  $ -              $ 2,969
Level 2                                                -                    -                    -
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                            $ 2,969                  $ -              $ 2,969
                                       ==================  ===================  ===================

Liabilities:
Level 1                                              $ -                  $ -                  $ -
Level 2                                                -                    -                    -
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                                $ -                  $ -                  $ -
                                       ==================  ===================  ===================


LEVEL 3 HOLDINGS                          SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
Beginning Balance at 5/31/08                         $ -                  $ -                  $ -
Total Realized Gain/Loss                               -                    -                    -
Change in Unrealized Gain/Loss                         -                    -                    -
Net Purchases and Sales                                -                    -                    -
Net Transfers In/Out                                   -                    -                    -
                                       ------------------  -------------------  -------------------
Ending Balance at 8/31/08                            $ -                  $ -                  $ -
                                       ==================  ===================  ===================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------

By:     /s/ J. Thomas Futrell
        ------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   October 29, 2008
        ------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ J. Thomas Futrell
        ------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   October 29, 2008
        ------------------------------------------------------------------------

By:     /s/ Steven M. Hill
        ------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   October 29, 2008
        ------------------------------------------------------------------------